Schedule of Investments	February 29, 2024 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 91.5%
Energy — 88.0%
Cheniere Energy Partners	1,681,145	$81,737,270
CrossAmerica Partners	100	2,143
Delek Logistics Partners	368,517	16,104,193
Energy Transfer	12,412,069	181,712,688
Enterprise Products Partners	7,054,736	193,652,503
Genesis Energy (A)	4,441,405	51,164,985
Global Partners	1,212,352	56,531,974
Martin Midstream Partners	100	234
MPLX	4,285,650	164,740,386
NuStar Energy	4,149,219	98,004,553
Plains All American Pipeline	9,127,151	149,867,819
Summit Midstream Partners *	100	1,955
Sunoco	2,047,604	125,681,933
USA Compression Partners	2,118,312	52,894,251
USD Partners	100	24
Western Midstream Partners	4,479,414	149,836,398
		1,321,933,309
Utilities — 3.5%
Star Group	100	1,093
Suburban Propane Partners	2,543,097	52,896,418
		52,897,511
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $789,312,280)		1,374,830,820

COMMON STOCK — 14.1%
Energy — 14.1%
EnLink Midstream	9,495,432	117,078,677
Hess Midstream, Cl A	2,802,838	95,548,747
TOTAL COMMON STOCK (Cost $169,826,287)		212,627,424
TOTAL INVESTMENTS — 105.6% (Cost $959,138,567)		$1,587,458,244

Percentages are based on Net Assets of $1,502,866,132.

*	Non-income producing security.

(A)	Affiliated investment.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X MLP ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/29/2024	Income	Capital Gains
Genesis Energy

$66,584,466	$2,284,959	$(12,681,290)	$(5,168,013)	$144,863	$51,164,985	$—	$—
Global X MLP & Energy Infrastructure ETF

4,494	—	(4,338)	(68)	(88)	—	60	—
Totals:

$66,588,960	$2,284,959	$(12,685,628)	$(5,168,081)	$144,775	$51,164,985	$60	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 73.9%
CANADA — 21.1%
Energy — 21.1%
Enbridge	2,573,290	$88,572,642
Pembina Pipeline	1,279,638	44,544,199
TC Energy	2,030,697	80,314,066

TOTAL CANADA		213,430,907
UNITED STATES — 52.8%
Energy — 52.8%
Antero Midstream	2,362,310	31,654,954
Archrock	935,249	17,086,999
Cheniere Energy	428,641	66,525,083
DT Midstream	679,957	39,185,922
EnLink Midstream	1,603,735	19,774,052
Equitrans Midstream	3,025,110	32,338,426
Hess Midstream, Cl A	468,589	15,974,199
Kinder Morgan	3,737,322	64,992,030
Kinetik Holdings, Cl A	167,070	5,900,912
NextDecade *	1,202,658	5,520,200
ONEOK	1,241,068	93,229,028
Targa Resources	485,153	47,661,431
Williams	2,595,152	93,269,763

TOTAL UNITED STATES		533,112,999
TOTAL COMMON STOCK (Cost $615,607,663)		746,543,906

MASTER LIMITED PARTNERSHIPS — 26.0%
UNITED STATES— 26.0%
Energy — 26.0%
Cheniere Energy Partners	224,476	10,914,023
Delek Logistics Partners	47,671	2,083,223
Energy Transfer	3,037,178	44,464,286
Enterprise Products Partners	1,605,634	44,074,653
MPLX	1,122,996	43,167,966
NuStar Energy	638,066	15,071,119
Plains All American Pipeline	2,633,805	43,247,078
Plains GP Holdings, Cl A	1,341,012	23,065,407
Western Midstream Partners	1,092,309	36,537,736

Schedule of Investments	February 29, 2024 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
TOTAL UNITED STATES		$262,625,491
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $130,554,914)		262,625,491
TOTAL INVESTMENTS — 99.9% (Cost $746,162,577)		$1,009,169,397

Percentages are based on Net Assets of $1,010,675,238.

*	Non-income producing security.

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 80.4%
Global X Emerging Markets Bond ETF (A)	316,367	$7,026,511
Global X Nasdaq 100® Covered Call ETF (A) (B)	401,235	7,166,057
Global X SuperDividend® REIT ETF (A)	327,365	6,517,837
Global X U.S. Preferred ETF (A)	355,205	7,168,037
TOTAL EXCHANGE TRADED FUNDS (Cost $35,222,941)		27,878,442

COMMON STOCK — 10.8%
Energy — 3.9%
Hess Midstream, Cl A	13,985	476,749
Kinder Morgan	25,218	438,541
Williams	12,416	446,231
		1,361,521
Utilities — 6.9%
ALLETE	7,532	426,612
Avangrid	12,484	388,627
Northwest Natural Holding	10,508	386,064
Northwestern Energy Group	8,112	388,727
OGE Energy	11,846	389,852
Spire	7,135	423,248
		2,403,130
TOTAL COMMON STOCK (Cost $3,633,689)		3,764,651

MASTER LIMITED PARTNERSHIPS — 8.4%
Energy — 6.7%
Enterprise Products Partners	15,316	420,424
MPLX	11,957	459,627
Plains All American Pipeline	26,638	437,396
Sunoco	8,751	537,137
USA Compression Partners	18,834	470,285
		2,324,869
Utilities — 1.7%
Suburban Propane Partners	28,171	585,957
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,279,683)		2,910,826

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $512,148)	512,148	$512,148

	Face Amount
REPURCHASE AGREEMENT(D) — 14.1%
BNP Paribas 5.210%, dated 01/31/2024, to be repurchased on 03/01/2024, repurchase price $4,898,426 (collateralized by U.S. Treasury Obligations, ranging in par value $345,243 - $697,680, 2.750% - 3.625%, 05/15/2026 - 12/15/2028, with a total market value of $5,006,325) (Cost $4,897,716)	$4,897,716	4,897,716
TOTAL INVESTMENTS — 115.2% (Cost $45,546,177)		$39,963,783

Percentages are based on Net Assets of $34,682,370.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $5,320,494.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $5,409,864. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Alternative Income ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,878,442	$—	$—	$27,878,442
Common Stock	3,764,651	—	—	3,764,651
Master Limited Partnerships	2,910,826	—	—	2,910,826
Short-Term Investment	512,148	—	—	512,148
Repurchase Agreement	—	4,897,716	—	4,897,716
Total Investments in Securities	$35,066,067	$4,897,716	$—	$39,963,783

The following is a summary of the transactions with affiliates for the period ended February 29, 2024:

Value at 11/30/23	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/24	Income	Capital Gains
Global X Emerging Markets Bond ETF

$7,019,447	$136,902	$(296,102)	$165,125	$1,139	$7,026,511	$129,429	$–
Global X Nasdaq 100® Covered Call ETF

$6,989,971	$139,399	$(289,523)	$304,594	$21,616	$7,166,057	$209,045	$–
Global X SuperDividend® REIT ETF

$6,840,471	$130,818	$(291,916)	$(156,281)	$(5,255)	$6,517,837	$128,204	$–
Global X U.S. Preferred ETF

$6,948,567	$138,136	$(289,876)	$379,849	$(8,639)	$7,168,037	$112,346	$–
Totals:

$27,798,456	$545,255	$(1,167,417)	$693,287	$8,861	$27,878,442	$579,024	$–

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.4%
Financials — 0.4%
Toronto-Dominion Bank	49,261	$2,955,660

UNITED STATES — 99.4%
Communication Services — 7.3%
Alphabet, Cl A *	122,523	16,964,535
Comcast, Cl A	68,163	2,920,785
Electronic Arts	21,744	3,032,853
Interpublic Group	92,626	2,908,456
Meta Platforms, Cl A	17,517	8,585,607
Netflix *	5,482	3,305,207
Take-Two Interactive Software *	18,005	2,645,475
T-Mobile US	18,439	3,011,089
Verizon Communications	72,318	2,894,166
		46,268,173
Consumer Discretionary — 11.3%
Amazon.com *	96,901	17,128,221
AutoNation *	21,855	3,273,879
BorgWarner	89,731	2,793,326
Dick’s Sporting Goods	19,810	3,524,001
eBay	71,740	3,391,867
Etsy *	43,817	3,141,241
Gentex	94,583	3,455,117
Home Depot	8,597	3,272,104
Lear	22,895	3,144,628
Lowe’s	14,178	3,412,219
Lululemon Athletica *	6,251	2,919,780
Marriott International, Cl A	12,550	3,135,868
NIKE, Cl B	29,627	3,079,134
PulteGroup	29,184	3,162,962
Starbucks	32,435	3,078,081
Tesla *	14,360	2,898,997
Tractor Supply	13,207	3,358,804
Yum! Brands	23,075	3,194,042
		71,364,271
Consumer Staples — 5.9%
Church & Dwight	30,830	3,086,700

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	50,816	$3,049,976
Colgate-Palmolive	38,009	3,288,539
Costco Wholesale	4,370	3,250,799
General Mills	46,908	3,010,555
Hershey	15,770	2,963,498
Kimberly-Clark	25,290	3,064,389
Kroger	64,937	3,221,525
Mondelez International, Cl A	40,367	2,949,617
PepsiCo	18,027	2,980,584
Procter & Gamble	19,625	3,119,198
Target	21,446	3,279,522
		37,264,902
Energy — 3.4%
Cheniere Energy	18,056	2,802,291
Chevron	20,599	3,131,254
ConocoPhillips	27,220	3,063,339
EOG Resources	26,633	3,048,413
Hess	21,281	3,101,706
ONEOK	43,350	3,256,452
Valero Energy	22,940	3,245,092
		21,648,547
Financials — 12.1%
Aflac	35,143	2,837,446
American Express	16,445	3,608,362
Bank of America	90,521	3,124,785
Bank of New York Mellon	54,403	3,051,464
Capital One Financial	23,367	3,215,533
Charles Schwab	47,025	3,140,330
Citigroup	56,057	3,110,603
FactSet Research Systems	6,381	2,951,723
Hartford Financial Services Group	35,024	3,356,700
JPMorgan Chase	17,626	3,279,494
Mastercard, Cl A	6,809	3,232,641
MetLife	42,841	2,987,731
Moody’s	7,655	2,904,460
Morgan Stanley	34,089	2,933,018
Nasdaq	51,291	2,882,554

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PayPal Holdings *	47,367	$2,858,125
PNC Financial Services Group	19,871	2,925,011
Principal Financial Group	37,361	3,021,010
Progressive	16,748	3,174,751
Prudential Financial	28,487	3,104,798
S&P Global	6,695	2,868,004
T Rowe Price Group	27,200	3,083,120
Travelers	14,149	3,126,363
Truist Financial	79,551	2,782,694
Visa, Cl A	11,160	3,154,262
		76,714,982
Health Care — 16.6%
Abbott Laboratories	26,950	3,197,348
AbbVie	18,407	3,240,552
Agilent Technologies	23,003	3,159,692
Amgen	9,778	2,677,510
Biogen *	12,078	2,620,805
Boston Scientific *	50,134	3,319,372
Bristol-Myers Squibb	59,414	3,015,261
Centene *	39,735	3,116,416
Cigna Group	9,803	3,295,180
CVS Health	40,130	2,984,468
Danaher	13,059	3,305,755
Edwards Lifesciences *	41,160	3,493,249
Elevance Health	6,302	3,158,878
Eli Lilly	4,724	3,560,384
Gilead Sciences	37,532	2,706,057
HCA Healthcare	10,711	3,338,619
Humana	7,417	2,598,323
Intuitive Surgical *	8,072	3,112,563
IQVIA Holdings *	14,023	3,465,925
Johnson & Johnson	18,833	3,039,270
Laboratory Corp of America Holdings	13,365	2,884,568
Merck	25,212	3,205,706
Mettler-Toledo International *	2,477	3,089,364
Pfizer	105,359	2,798,335
Quest Diagnostics	23,366	2,918,180
Regeneron Pharmaceuticals *	3,237	3,127,233

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ResMed	17,392	$3,021,338
Stryker	9,708	3,388,772
Thermo Fisher Scientific	5,528	3,151,955
UnitedHealth Group	5,816	2,870,778
Vertex Pharmaceuticals *	6,987	2,939,710
Waters *	9,556	3,224,386
West Pharmaceutical Services	8,562	3,068,278
Zoetis, Cl A	16,043	3,181,808
		105,276,038
Industrials — 6.9%
Automatic Data Processing	12,520	3,144,148
Booz Allen Hamilton Holding, Cl A	23,107	3,413,135
Caterpillar	10,277	3,432,107
Cummins	12,665	3,401,946
Deere	7,686	2,805,774
Expeditors International of Washington	23,472	2,807,251
General Dynamics	11,430	3,123,248
Illinois Tool Works	11,551	3,028,095
Leidos Holdings	27,098	3,464,750
Paychex	24,491	3,003,086
Rockwell Automation	9,935	2,832,270
Union Pacific	12,319	3,125,207
United Parcel Service, Cl B	19,119	2,834,583
WW Grainger	3,429	3,337,994
		43,753,594
Information Technology — 31.3%
Adobe *	4,926	2,759,939
Advanced Micro Devices *	16,652	3,206,009
Akamai Technologies *	24,136	2,677,165
Analog Devices	15,063	2,889,385
Apple	187,105	33,819,229
Applied Materials	17,151	3,457,985
Arista Networks *	11,433	3,173,115
Autodesk *	11,815	3,050,278
Cadence Design Systems *	10,128	3,082,761
CDW	13,190	3,247,510
Cisco Systems	58,176	2,813,973

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	38,795	$3,065,581
Dell Technologies, Cl C	35,776	3,386,556
Dropbox, Cl A *	92,128	2,206,466
F5 *	16,463	3,082,203
Gartner *	6,451	3,003,328
HP	100,979	2,860,735
HubSpot *	5,100	3,155,931
Intuit	4,789	3,174,580
Keysight Technologies *	19,232	2,967,498
KLA	4,675	3,189,752
Lam Research	3,521	3,303,578
Littelfuse	12,616	3,005,636
Microsoft	95,860	39,651,530
Motorola Solutions	9,091	3,003,575
NetApp	33,657	2,999,512
NVIDIA	26,941	21,313,564
ON Semiconductor *	39,716	3,134,387
Oracle	26,131	2,918,310
Salesforce *	10,798	3,334,638
ServiceNow *	3,912	3,017,482
Synopsys *	5,597	3,211,167
Texas Instruments	17,550	2,936,641
Trimble *	58,835	3,600,114
Twilio, Cl A *	41,030	2,444,978
Workday, Cl A *	10,220	3,011,425
Zoom Video Communications, Cl A *	44,607	3,155,053
		198,311,569
Materials — 1.6%
Albemarle	24,529	3,381,323
Avery Dennison	15,042	3,257,044
Ecolab	15,183	3,413,746
		10,052,113
Real Estate — 2.0%
CBRE Group, Cl A *	34,772	3,195,199
Equinix ‡	3,754	3,336,630
Jones Lang LaSalle *	17,307	3,292,484

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
ProLogis ‡	23,798	$3,171,560
		12,995,873
Utilities — 1.0%
American Water Works	24,482	2,902,096
Exelon	87,597	3,139,477
		6,041,573
TOTAL UNITED STATES		629,691,635
TOTAL COMMON STOCK (Cost $528,549,909)		632,647,295
TOTAL INVESTMENTS — 99.8% (Cost $528,549,909)		$632,647,295

Percentages are based on Net Assets of $633,637,693.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA— 1.4%
Financials — 1.1%
Aspen Insurance Holdings, 9.652%, US0003M + 4.060% (A)	232,372	$6,018,435
Aspen Insurance Holdings, 5.625%	198,566	4,203,642
RenaissanceRe Holdings, 5.750%	199,723	4,921,175
RenaissanceRe Holdings, 4.200%	402,838	7,484,730
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	157,607	3,954,359
		26,582,341
Industrials — 0.3%
Triton International, 8.000%	114,808	2,901,198
Triton International, 6.875%	119,700	2,988,909
Triton International, 5.750%	152,323	3,157,656
		9,047,763
TOTAL BERMUDA		35,630,104
CANADA— 0.4%
Financials — 0.3%
Brookfield Finance, 4.625%	336,514	6,104,364
Utilities — 0.1%
Brookfield BRP Holdings Canada, 4.875%	207,581	3,597,379
TOTAL CANADA		9,701,743
NETHERLANDS— 0.7%
Financials — 0.7%
AEGON Funding, 5.100%	770,186	17,152,042
TOTAL NETHERLANDS		17,152,042
UNITED STATES— 96.8%
Communication Services — 6.1%
AT&T, 5.625%	686,920	17,063,093
AT&T, 5.350%	1,101,161	26,604,050
AT&T, 5.000%	999,166	22,171,493
AT&T, 4.750%	1,457,105	30,264,071
Qwest, 6.750%	566,031	6,282,944
Qwest, 6.500%	835,877	8,676,403
Telephone and Data Systems, 6.625%	353,448	6,521,116
Telephone and Data Systems, 6.000%	557,837	8,914,235
United States Cellular, 6.250%	403,516	8,364,887
United States Cellular, 5.500%	429,194	8,214,773
United States Cellular, 5.500%	410,341	7,784,169
		150,861,234
Consumer Discretionary — 2.6%
Ford Motor, 6.500%	486,720	12,289,680
Ford Motor, 6.200%	624,472	15,511,885

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Ford Motor, 6.000%	666,111	$16,073,258
Qurate Retail, 8.000% (B)	264,369	13,461,670
QVC, 6.250%	398,869	5,855,397
		63,191,890
Energy — 0.8%
NuStar Energy, 12.526%, US0003M + 6.880% (A)	137,747	3,516,681
NuStar Energy, 11.282%, TSFR3M + 5.905% (A)	310,830	7,901,299
NuStar Logistics, 12.310%, TSFR3M + 6.996% (A)	325,286	8,467,194
		19,885,174
Financials — 72.5%
Affiliated Managers Group, 5.875%	255,530	6,201,713
Affiliated Managers Group, 4.750%	218,664	4,281,441
Allstate, 8.743%, TSFR3M + 3.427% (A)	405,103	10,508,372
Allstate, 7.375%	499,578	13,603,509
Allstate, 5.100%	957,527	22,262,503
Allstate, 4.750%	255,521	6,045,627
American Equity Investment Life Holding, 6.625%, H15T5Y + 6.297% (A)	257,872	6,519,004
American Financial Group, 4.500%	175,602	3,538,380
American International Group, 5.850%	405,105	10,107,370
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	487,460	13,039,555
Apollo Global Management, 6.750%	598,454	38,175,381
Arch Capital Group, 5.450%	265,266	6,369,037
Arch Capital Group, 4.550%	403,834	8,193,792
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	248,608	5,526,556
Associated Banc-Corp, 5.875%	79,059	1,629,406
Associated Banc-Corp, 5.625%	90,766	1,867,964
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	405,304	10,781,086
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	486,933	12,202,541
Athene Holding, 6.350%, US0003M + 4.253% (A)	718,148	17,680,804
Athene Holding, 5.625%	296,529	6,508,812
Athene Holding, 4.875%	464,442	8,731,510

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Axis Capital Holdings, 5.500%	445,135	$9,775,165
Bank of America, 7.250% *	54,945	65,056,528
Bank of America, 6.450%	749,253	19,090,966
Bank of America, 6.349%, TSFR3M + 1.012% (A)	141,191	3,178,209
Bank of America, 6.249%, TSFR3M + 0.912% (A)	223,100	4,705,179
Bank of America, 6.076%, TSFR3M + 0.762% (A)	303,743	6,703,608
Bank of America, 6.000%	963,334	24,102,617
Bank of America, 5.919%, TSFR3M + 0.612% (A) (B)	226,890	5,325,108
Bank of America, 5.875% (B)	607,420	15,191,574
Bank of America, 5.375% (B)	986,026	23,142,030
Bank of America, 5.000%	928,455	20,750,969
Bank of America, 4.750%	489,914	10,655,630
Bank of America, 4.375% (B)	766,977	15,600,312
Bank of America, 4.250%	925,495	18,297,036
Bank of America, 4.125%	651,140	12,580,025
Bank OZK, 4.625%	296,076	5,178,369
Brighthouse Financial, 6.750%	330,360	8,259,000
Brighthouse Financial, 6.600%	348,924	8,454,429
Brighthouse Financial, 6.250%	321,666	7,366,151
Brighthouse Financial, 5.375%	464,719	8,899,369
Brighthouse Financial, 4.625%	299,832	4,887,262
Capital One Financial, 5.000%	1,248,955	25,678,515
Capital One Financial, 4.800%	1,040,794	20,649,353
Capital One Financial, 4.375%	545,860	9,896,442
Capital One Financial, 4.250%	362,171	6,475,617
Carlyle Finance, 4.625%	403,909	7,973,164
Charles Schwab, 5.950% (B)	624,472	15,805,386
Charles Schwab, 4.450% (B)	485,733	10,278,110
Citigroup, Ser J, 9.650%, TSFR3M + 4.302% (A) (B)	778,611	19,862,367
Citigroup Capital XIII, 11.949%, TSFR3M + 6.632% (A)	1,870,099	54,120,665
Citizens Financial Group, 5.000% (B)	369,392	7,864,356
Cullen, 4.450%	119,418	2,317,903
Enstar Group, 7.000%, US0003M + 4.015% (A)	323,089	8,199,999

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Equitable Holdings, 5.250%	666,111	$15,200,653
Equitable Holdings, 4.300%	240,316	4,484,297
Fifth Third Bancorp, 9.302%, TSFR3M + 3.972% (A)	364,033	9,373,850
Fifth Third Bancorp, 6.000%	159,793	3,950,083
Fifth Third Bancorp, 4.950%	211,636	5,030,588
First Citizens BancShares, 5.625%	160,015	3,659,543
First Horizon, 6.500%	128,362	3,173,109
First Horizon, 4.700%	135,469	2,380,190
Goldman Sachs Group, 6.313%, TSFR3M + 1.012% (A)	624,460	14,518,695
Goldman Sachs Group, 6.233%, TSFR3M + 0.932% (A)	1,124,040	25,886,641
Hartford Financial Services Group, 6.000%	295,970	7,419,968
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	279,198	6,848,727
Huntington Bancshares, 5.700%	154,556	3,483,692
Huntington Bancshares, 4.500%	429,118	8,354,927
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	446,122	11,978,376
JPMorgan Chase, 6.000%	1,540,371	38,848,157
JPMorgan Chase, 5.750%	1,412,358	35,421,939
JPMorgan Chase, 4.750%	749,366	16,973,140
JPMorgan Chase, 4.625%	1,540,371	33,533,877
JPMorgan Chase, 4.550% (B)	1,248,955	26,827,553
JPMorgan Chase, 4.200%	1,665,266	33,138,793
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	486,270	11,111,269
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	404,283	9,504,693
KeyCorp, 5.650%	348,975	7,579,737
KeyCorp, 5.625%	369,338	8,180,837
KKR Group Finance IX, 4.625%	403,523	8,219,764
Lincoln National, 9.000%	405,589	11,332,157
M&T Bank, 5.625%, US0003M + 4.020% (A)	213,060	5,147,530
MetLife, 6.646%, TSFR3M + 1.262% (A)	486,694	11,914,269
MetLife, 5.625%	670,270	16,435,020
MetLife, 4.750%	832,633	18,018,178
Morgan Stanley, Ser E, 7.125%	718,148	18,262,504
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940% (A)	707,739	17,976,571

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 6.500%	832,633	$21,756,700
Morgan Stanley, 6.375%	832,633	20,924,067
Morgan Stanley, 6.276%, TSFR3M + 0.962% (A)	915,900	20,790,930
Morgan Stanley, 5.850%, + 0.000% (A)	832,633	20,974,025
Morgan Stanley, 4.875%	404,481	9,173,629
Morgan Stanley, 4.250% (B)	1,082,423	21,237,139
National Rural Utilities Cooperative Finance, 5.500%	214,187	5,418,931
Navient, 6.000%	239,927	5,129,639
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	416,904	7,942,021
New York Community Capital Trust V, 6.000% *	56,304	1,740,920
Northern Trust, 4.700%	328,418	7,642,287
Prudential Financial, 5.950%	257,761	6,645,079
Prudential Financial, 5.625%	458,318	11,457,950
Prudential Financial, 4.125%	403,635	8,294,699
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	404,299	9,383,780
Regions Financial, 4.450%	343,926	6,273,210
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	582,844	15,258,856
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	323,112	8,106,880
SLM, 7.346%, TSFR3M + 1.962% (A)	50,034	3,681,001
State Street, 5.900%, US0003M + 3.108% (A)	624,472	15,580,576
State Street, 5.350%, TSFR3M + 3.971% (A) (B)	404,823	9,703,607
Stifel Financial, 6.125% (B)	190,238	4,769,267
Stifel Financial, 4.500%	245,908	4,475,526
Synchrony Financial, 5.625%	607,847	11,403,210
Synovus Financial, 8.940%, TSFR3M + 3.614% (A)	163,440	4,167,720
Texas Capital Bancshares, 5.750%	257,038	5,410,650
Truist Financial, 5.250% (B)	465,967	10,880,329
Truist Financial, 4.750%	770,186	16,127,695
Unum Group, 6.250%	240,903	5,938,259
US Bancorp, 6.608%, TSFR3M + 1.282% (A)	11,636	10,356,040
US Bancorp, 6.176%, TSFR3M + 0.862% (A)	832,633	17,818,346

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 5.500% (B)	466,277	$11,470,414
US Bancorp, 4.500% (B)	369,186	7,760,290
US Bancorp, 4.000%	607,995	11,497,185
US Bancorp, 3.750%	429,563	7,667,700
Valley National Bancorp, 9.170%, US0003M + 3.578% (A) (B)	80,536	1,931,253
Valley National Bancorp, 6.250%, US0003M + 3.850% (A)	91,261	1,887,277
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	257,874	6,423,641
W R Berkley, 5.100%	240,584	5,550,273
W R Berkley, 4.250%	204,373	4,467,594
W R Berkley, 4.125%	256,966	5,085,357
WaFd, 4.875%	245,314	3,878,414
Wells Fargo, 7.500% *	82,601	97,469,180
Wells Fargo, 6.625%, US0003M + 3.690% (A)	699,409	17,443,260
Wells Fargo, 5.625%	574,514	13,960,690
Wells Fargo, 4.750%	1,675,675	34,803,770
Wells Fargo, 4.700%	974,187	20,243,606
Wells Fargo, 4.375%	874,262	16,986,911
Wells Fargo, 4.250%	1,040,794	19,712,638
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	244,856	4,304,568
Wintrust Financial, 6.875%, H15T5Y + 6.507% (A)	246,978	6,209,027
Zions Bancorporation, 9.886%, US0003M + 4.240% (A)	111,407	2,840,879
		1,784,321,998
Industrials — 1.2%
Chart Industries, 6.750%	162,873	9,420,574
Pitney Bowes, 6.700%	365,377	7,165,043
WESCO International, 10.625%, H15T5Y + 10.325% (A)	436,789	11,836,982
		28,422,599
Real Estate — 4.7%
Brookfield Property Partners, 5.750%	229,355	2,706,389
Digital Realty Trust, 5.850% ‡	167,901	4,093,426
Digital Realty Trust, 5.200% ‡	296,614	6,611,526
Diversified Healthcare Trust, 5.625% ‡	299,850	4,704,646
Kimco Realty, 5.250% ‡	224,156	5,238,526
Kimco Realty, 5.125% ‡	178,186	4,139,261

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 5.600% ‡	245,101	$6,174,094
Public Storage, 5.150% ‡	238,620	5,881,983
Public Storage, 5.050% ‡	257,989	6,423,926
Public Storage, 4.875% ‡	271,814	6,461,019
Public Storage, 4.750% ‡	182,670	4,038,834
Public Storage, 4.700% ‡	206,214	4,584,137
Public Storage, 4.625% ‡	457,518	10,037,945
Public Storage, 4.100% ‡	198,101	3,896,647
Public Storage, 4.000% ‡	488,192	9,446,515
Public Storage, 4.000% ‡	357,145	6,907,184
RLJ Lodging Trust, 1.950% ‡ *	276,571	6,886,618
SITE Centers, 6.375% ‡	139,807	3,250,513
SL Green Realty, 6.500% ‡	191,866	4,157,736
Vornado Realty Trust, 5.400% ‡	237,857	3,865,176
Vornado Realty Trust, 5.250% ‡	250,699	4,073,859
Vornado Realty Trust, 4.450% ‡	246,284	3,374,091
		116,954,051
Utilities — 8.9%
CMS Energy, 5.875%	511,600	12,651,868
CMS Energy, 5.875%	224,475	5,645,546
CMS Energy, 4.200%	202,052	4,030,938
DTE Energy, 5.250%	322,916	7,976,025
DTE Energy, 4.375%	223,499	4,789,584
Duke Energy, 5.750%	832,633	21,165,531
Duke Energy, 5.625%	404,780	10,216,647
Entergy Arkansas, 4.875%	351,701	8,103,191
Entergy Louisiana, 4.875% (B)	230,221	5,265,154
Entergy Mississippi, 4.900%	220,467	5,218,454
NextEra Energy, 6.926% * (B)	832,633	29,175,460
NextEra Energy Capital Holdings, 5.650%	572,435	14,333,772
SCE Trust IV, 5.375%, TSFR3M + 3.394% (A)	274,845	6,472,600
SCE Trust V, 5.450%, TSFR3M + 4.052% (A)	240,803	5,950,242
SCE Trust VI, 5.000%	383,352	7,877,884
Sempra, 5.750%	630,722	15,768,050
Southern, 5.250%	363,838	9,041,374
Southern, 4.950%	832,633	19,483,612
Southern, 4.200%	608,765	12,619,699
Spire, 5.900%	209,177	5,147,846
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	174,429	3,863,602

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	204,623	$4,554,908
		219,351,987
TOTAL UNITED STATES		2,382,988,933
TOTAL PREFERRED STOCK (Cost $2,596,022,847)		2,445,472,822

SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $2,506,228)	2,506,228	2,506,228

	Face Amount
REPURCHASE AGREEMENT(D) — 1.0%
BNP Paribas 5.210%, dated 01/31/2024, to be repurchased on 03/01/2024, repurchase price $23,970,753 (collateralized by U.S. Treasury Obligations, ranging in par value $1,689,469 - $3,414,142, 2.750% - 3.625%, 05/15/2026 - 12/15/2028, with a total market value of $24,498,763) (Cost $23,967,277)	$23,967,277	23,967,277
TOTAL INVESTMENTS — 100.4% (Cost $2,622,496,352)		$2,471,946,327

Percentages are based on Net Assets of $2,461,210,681.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $26,190,107.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X U.S. Preferred ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $26,473,505. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,445,472,822	$—	$—	$2,445,472,822
Short-Term Investment	2,506,228	—	—	2,506,228
Repurchase Agreement	—	23,967,277	—	23,967,277
Total Investments in Securities	$2,447,979,050	$23,967,277	$—	$2,471,946,327

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 4.6%
Comcast, Cl A	9,560	$409,646
Interpublic Group	12,715	399,251
Omnicom Group	4,853	428,957
		1,237,854
Consumer Discretionary — 10.8%
Best Buy	5,361	433,598
eBay	9,612	454,455
Garmin	3,180	436,773
LKQ	8,750	457,538
Ralph Lauren, Cl A	3,012	559,991
Tapestry	11,846	563,040
		2,905,395
Consumer Staples — 22.1%
Archer-Daniels-Midland	5,381	285,785
Bunge Global	3,790	357,662
Campbell Soup	9,260	394,846
Coca-Cola	6,775	406,636
General Mills	6,139	394,001
Hershey	2,141	402,337
Hormel Foods	12,810	452,449
Kellanova	7,404	408,331
Kenvue	19,266	366,054
Kimberly-Clark	3,320	402,284
Kraft Heinz	10,922	385,328
Molson Coors Beverage, Cl B	6,373	397,803
PepsiCo	2,403	397,312
Procter & Gamble	2,744	436,131
Sysco	5,444	440,801
		5,927,760
Energy — 9.0%
APA	11,466	341,572
Chevron	2,736	415,900
Coterra Energy	16,072	414,336
EOG Resources	3,334	381,610
Exxon Mobil	3,985	416,512
Valero Energy	3,229	456,774
		2,426,704
Financials — 9.8%
Aflac	4,809	388,279

Schedule of Investments	February 29, 2024 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BlackRock, Cl A	525	$425,953
Cincinnati Financial	3,869	441,066
Hartford Financial Services Group	5,076	486,484
Principal Financial Group	5,341	431,873
T Rowe Price Group	4,083	462,808
		2,636,463
Health Care — 12.9%
AbbVie	2,654	467,237
Baxter International	10,996	449,956
Bristol-Myers Squibb	7,885	400,164
CVS Health	5,261	391,260
Gilead Sciences	5,036	363,096
Johnson & Johnson	2,580	416,360
Merck	3,827	486,603
Viatris	40,432	500,144
		3,474,820
Industrials — 16.9%
Automatic Data Processing	1,736	435,962
CH Robinson Worldwide	4,686	347,139
Emerson Electric	4,440	474,414
Illinois Tool Works	1,609	421,799
Johnson Controls International	7,167	424,788
L3Harris Technologies	2,025	428,612
Lockheed Martin	884	378,564
Paychex	3,205	392,997
Robert Half	4,840	389,136
Snap-On	1,444	398,053
Union Pacific	1,731	439,137
		4,530,601
Information Technology — 6.1%
Cisco Systems	8,218	397,505
Hewlett Packard Enterprise	24,388	371,429
NetApp	4,494	400,506
QUALCOMM	2,980	470,214
		1,639,654
Materials — 4.6%
Eastman Chemical	4,685	411,062
International Flavors & Fragrances	5,238	395,469

Schedule of Investments	February 29, 2024 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	4,346	$435,817
		1,242,348
Real Estate — 1.5%
Public Storage ‡	1,446	410,476
Utilities — 1.4%
Consolidated Edison	4,339	378,404
TOTAL COMMON STOCK (Cost $27,469,952)		26,810,479
TOTAL INVESTMENTS — 99.7% (Cost $27,469,952)		$26,810,479

Percentages are based on Net Assets of $26,888,397.

‡	Real Estate Investment Trust

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 8.6%
AT&T	265,400	$4,493,222
Comcast, Cl A	25,238	1,081,448
Electronic Arts	20,953	2,922,524
Fox, Cl A	35,186	1,048,191
Frontier Communications Parent *	46,557	1,102,470
Paramount Global, Cl B	82,842	914,576
T-Mobile US	20,474	3,343,404
Verizon Communications	107,240	4,291,745
		19,197,580
Consumer Discretionary — 9.0%
Advance Auto Parts	16,910	1,142,101
Asbury Automotive Group *	5,384	1,124,341
Best Buy	15,070	1,218,862
Darden Restaurants	1,025	174,978
Ford Motor	100,358	1,248,453
Garmin	10,168	1,396,575
General Motors	31,900	1,307,262
Harley-Davidson	33,232	1,205,325
Leggett & Platt	47,570	971,379
Lithia Motors, Cl A	3,743	1,119,382
Macy’s	61,011	1,064,032
Marriott Vacations Worldwide	12,994	1,210,911
McDonald’s	11,040	3,226,771
NVR *	28	213,516
O’Reilly Automotive *	158	171,812
Tapestry	29,488	1,401,565
Taylor Morrison Home, Cl A *	21,194	1,199,792
TJX	1,739	172,404
Yum! Brands	4,964	687,117
		20,256,578
Consumer Staples — 10.2%
Albertsons, Cl A	150,713	3,056,460
Altria Group	31,833	1,302,288
Archer-Daniels-Midland	20,994	1,114,991
Bunge Global	12,395	1,169,716
Casey’s General Stores	699	212,839

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Church & Dwight	2,722	$272,527
Coca-Cola	39,327	2,360,407
Conagra Brands	37,577	1,055,162
Costco Wholesale	328	243,996
Hershey	1,160	217,987
J M Smucker	1,267	152,255
Kimberly-Clark	1,390	168,426
Kraft Heinz	30,062	1,060,587
Kroger	5,028	249,439
Molson Coors Beverage, Cl B	18,080	1,128,554
Mondelez International, Cl A	2,678	195,682
PepsiCo	12,918	2,135,862
Procter & Gamble	12,393	1,969,743
Walgreens Boots Alliance	49,399	1,050,223
Walmart	62,051	3,636,809
		22,753,953
Energy — 5.7%
Antero Midstream	91,027	1,219,762
Chesapeake Energy	14,458	1,196,833
Chevron	1,138	172,987
Chord Energy	7,183	1,166,878
Civitas Resources	16,849	1,157,189
DT Midstream	20,444	1,178,188
Exxon Mobil	1,658	173,294
Helmerich & Payne	31,404	1,205,600
Kinder Morgan	65,430	1,137,828
ONEOK	16,053	1,205,901
Patterson-UTI Energy	105,043	1,215,348
Phillips 66	4,128	588,281
Williams	32,474	1,167,116
		12,785,205
Financials — 23.3%
Aflac	2,453	198,055
AGNC Investment ‡	113,852	1,088,425
Ally Financial	30,332	1,121,981
Aon PLC, Cl A	543	171,583
Arthur J Gallagher	13,223	3,225,486

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Axis Capital Holdings	18,903	$1,182,761
Bank OZK	22,708	994,611
Berkshire Hathaway, Cl B *	8,801	3,603,129
Cboe Global Markets	11,116	2,134,272
Citigroup	20,784	1,153,304
CME Group, Cl A	14,889	3,280,791
Comerica	20,113	993,180
FactSet Research Systems	425	196,597
Fifth Third Bancorp	31,893	1,095,206
First Horizon	73,079	1,030,414
FNB	81,912	1,092,706
Huntington Bancshares	84,609	1,103,301
Intercontinental Exchange	1,293	178,977
KeyCorp	76,637	1,093,610
Lincoln National	39,687	1,092,980
M&T Bank	7,750	1,082,985
Marsh & McLennan	16,294	3,295,787
Mastercard, Cl A	382	181,358
MGIC Investment	55,779	1,109,444
New York Community Bancorp	106,993	512,497
Old National Bancorp	65,483	1,075,886
Old Republic International	6,505	188,385
OneMain Holdings, Cl A	23,710	1,119,823
PNC Financial Services Group	7,361	1,083,539
Progressive	1,790	339,312
Prosperity Bancshares	17,013	1,061,781
Radian Group	37,865	1,103,386
Regions Financial	57,484	1,070,927
Rithm Capital ‡	100,735	1,091,967
Starwood Property Trust ‡	53,852	1,098,042
Synchrony Financial	29,144	1,203,647
Synovus Financial	28,625	1,086,033
Tradeweb Markets, Cl A	2,580	273,016
Travelers	1,097	242,393
United Bankshares	29,861	1,035,878
Unum Group	23,476	1,160,888
US Bancorp	26,014	1,091,548
Valley National Bancorp	102,285	837,714
Visa, Cl A	9,049	2,557,609

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
W R Berkley	2,541	$212,428
Western Union	89,471	1,199,806
		52,347,448
Health Care — 11.8%
AbbVie	2,008	353,508
Amgen	2,315	633,916
Becton Dickinson	745	175,485
Bristol-Myers Squibb	55,697	2,826,623
Cardinal Health	1,896	212,314
Cencora	15,271	3,597,847
Chemed	2,278	1,426,324
CVS Health	14,901	1,108,187
Eli Lilly	541	407,741
Envista Holdings *	46,300	956,095
Gilead Sciences	18,202	1,312,364
Johnson & Johnson	20,699	3,340,405
McKesson	814	424,428
Medtronic PLC	13,052	1,088,015
Merck	27,691	3,520,911
Organon	67,300	1,171,693
Perrigo PLC	33,480	879,185
QIAGEN	22,743	973,173
Quest Diagnostics	3,894	486,322
Regeneron Pharmaceuticals *	180	173,896
UnitedHealth Group	328	161,901
Vertex Pharmaceuticals *	391	164,509
Viatris	94,437	1,168,186
		26,563,028
Industrials — 8.3%
Air Lease, Cl A	26,844	1,076,444
Automatic Data Processing	734	184,329
Broadridge Financial Solutions	9,185	1,869,882
CACI International, Cl A *	947	354,983
EMCOR Group	1,069	335,153
FTI Consulting *	949	196,329
General Dynamics	1,017	277,895
Honeywell International	942	187,204

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Huntington Ingalls Industries	734	$214,049
Leidos Holdings	1,504	192,301
Lockheed Martin	7,124	3,050,782
Northrop Grumman	385	177,493
Republic Services, Cl A	19,604	3,599,294
RTX	14,574	1,306,851
Science Applications International	1,880	263,125
Snap-On	1,118	308,188
United Airlines Holdings *	27,105	1,233,006
Verisk Analytics, Cl A	672	162,557
Waste Management	18,061	3,714,245
		18,704,110
Information Technology — 13.5%
Akamai Technologies *	1,866	206,977
Amdocs	35,509	3,238,421
Apple	841	152,011
Arrow Electronics *	9,616	1,129,880
Avnet	22,998	1,071,477
Cisco Systems	60,190	2,911,390
Corning	36,448	1,175,083
Dolby Laboratories, Cl A	18,699	1,514,619
Gen Digital	47,083	1,011,814
Hewlett Packard Enterprise	70,118	1,067,897
HP	37,391	1,059,287
Insight Enterprises *	12,621	2,372,748
International Business Machines	25,452	4,709,383
Juniper Networks	29,755	1,101,828
Motorola Solutions	504	166,516
Oracle	1,451	162,048
Roper Technologies	6,049	3,295,072
TD SYNNEX	10,435	1,084,196
VeriSign *	14,796	2,889,511
		30,320,158
Materials — 6.5%
Air Products & Chemicals	639	149,552
Albemarle	9,086	1,252,505
AptarGroup	1,258	176,699

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Celanese, Cl A	7,707	$1,171,233
CF Industries Holdings	14,397	1,162,126
Commercial Metals	21,368	1,153,872
Dow	20,817	1,163,254
DuPont de Nemours	17,219	1,191,383
Eastman Chemical	13,191	1,157,378
Huntsman	45,982	1,177,139
International Paper	30,547	1,080,142
Linde PLC	416	186,709
LyondellBasell Industries, Cl A	11,823	1,185,610
Mosaic	34,581	1,077,544
Sonoco Products	2,867	162,502
United States Steel	22,872	1,082,760
		14,530,408
Real Estate — 1.1%
Agree Realty ‡	2,791	153,366
Apartment Income REIT ‡	33,045	1,001,924
Kilroy Realty ‡	28,616	1,084,260
NNN REIT ‡	4,008	163,086
		2,402,636
Utilities — 1.8%
Consolidated Edison	2,247	195,961
Duke Energy	2,103	193,118
Pinnacle West Capital	2,417	165,154
PNM Resources	91,353	3,335,298
Southern	3,064	206,054
		4,095,585
TOTAL UNITED STATES		223,956,689
TOTAL COMMON STOCK (Cost $215,365,551)		223,956,689
TOTAL INVESTMENTS — 99.8% (Cost $215,365,551)		$223,956,689

Percentages are based on Net Assets of $224,388,237.

*	Non-income producing security.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Factor ETF

‡	Real Estate Investment Trust

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.0%
BERMUDA—1.2%
Financials — 1.2%
Aspen Insurance Holdings, 9.652%, US0003M + 4.060% (A)	116,074	$3,006,317
TOTAL BERMUDA		3,006,317
UNITED STATES— 97.8%
Energy — 4.3%
NuStar Energy, 12.526%, US0003M + 6.880% (A)	73,112	1,866,549
NuStar Energy, 11.282%, TSFR3M + 5.905% (A)	166,445	4,231,032
NuStar Logistics, 12.310%, TSFR3M + 6.996% (A)	178,298	4,641,097
		10,738,678
Financials — 89.4%
AGNC Investment, 10.687%, TSFR3M + 5.373% ‡ (A)	140,841	3,618,205
AGNC Investment, 6.125%, CME Term SOFR + 4.697% ‡ (A)	246,923	5,805,160
Allstate, 8.743%, TSFR3M + 3.427% (A)	214,902	5,574,558
American Equity Investment Life Holding, 6.625%, H15T5Y + 6.297% (A)	126,111	3,188,086
Annaly Capital Management, 10.585%, TSFR3M + 5.255% ‡ (A)	290,299	7,286,505
Annaly Capital Management, 9.764%, TSFR3M + 4.434% ‡ (A)	171,242	4,294,749
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	249,394	6,671,290
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	130,078	2,891,634
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	219,735	5,844,951
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	258,732	6,483,824
Athene Holding, 6.350%, US0003M + 4.253% (A)	385,523	9,491,576
Banc of California, 7.750%, H15T5Y + 4.820% (A)	226,036	4,936,626
Bank of America, 6.450%	438,275	11,167,247
Bank of America, 6.349%, TSFR3M + 1.012% (A)	87,308	1,965,303

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.249%, TSFR3M + 0.912% (A)	125,727	$2,651,583
Bank of America, 6.076%, TSFR3M + 0.762% (A)	175,739	3,878,560
Bank of America, 5.919%, TSFR3M + 0.612% (A)	126,252	2,963,135
Chimera Investment, 7.750%, US0003M + 4.743% ‡ (A)	110,071	2,287,275
Citigroup, Ser J, 9.650%, TSFR3M + 4.302% (A)	402,067	10,256,729
Enstar Group, 7.000%, US0003M + 4.015% (A)	171,637	4,356,147
Fifth Third Bancorp, 9.302%, TSFR3M + 3.972% (A)	187,815	4,836,236
Goldman Sachs Group, 6.313%, TSFR3M + 1.012% (A)	316,097	7,349,255
Goldman Sachs Group, 6.233%, TSFR3M + 0.932% (A)	563,969	12,988,206
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	143,221	3,513,211
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	233,232	6,262,279
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	260,082	5,942,874
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	213,832	5,027,190
M&T Bank, 5.625%, CME Term SOFR + 4.020% (A)	108,242	2,615,127
MetLife, 6.646%, TSFR3M + 1.262% (A)	257,681	6,308,031
Morgan Stanley, 6.276%, TSFR3M + 0.962% (A)	472,847	10,733,627
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	220,147	4,193,800
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	216,808	5,032,114
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	284,924	7,459,310
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	164,521	4,127,832
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	199,188	4,505,633
Synovus Financial, 8.940%, TSFR3M + 3.614% (A)	85,626	2,183,463

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 6.608%, TSFR3M + 1.282% (A)	6,250	$5,562,500
US Bancorp, 6.176%, TSFR3M + 0.862% (A)	436,205	9,334,787
Valley National Bancorp, 9.170%, US0003M + 3.578% (A)	42,352	1,015,601
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	126,421	3,149,147
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	129,599	2,278,350
Wintrust Financial, 6.875%, H15T5Y + 6.507% (A)	124,088	3,119,572
Zions Bancorporation, 9.886%, CME Term SOFR + 4.240% (A)	58,973	1,503,812
		224,655,100
Industrials — 2.4%
WESCO International, 10.625%, H15T5Y + 10.325% (A)	227,040	6,152,784
Utilities — 1.7%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	85,133	1,885,696
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	105,367	2,345,469
		4,231,165
TOTAL UNITED STATES		245,777,727
TOTAL PREFERRED STOCK (Cost $244,837,975)		248,784,044
TOTAL INVESTMENTS — 99.0% (Cost $244,837,975)		$248,784,044

Percentages are based on Net Assets of $251,201,963.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Variable Rate Preferred ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	112	$178,674

CHINA — 0.0%
Consumer Discretionary — 0.0%
Yum China Holdings	1,014	43,490

ISRAEL — 0.0%
Consumer Discretionary — 0.0%
Mobileye Global, Cl A *	318	8,099

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	315	25,471

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,739	50,726

UNITED STATES — 99.5%
Communication Services — 9.0%
Alphabet, Cl A *	15,108	2,091,854
Alphabet, Cl C *	12,593	1,760,250
AT&T	18,147	307,229
Charter Communications, Cl A *	252	74,070
Comcast, Cl A	10,106	433,042
Electronic Arts	684	95,404
Endeavor Group Holdings, Cl A	278	6,686
Fox, Cl A	855	25,470
Fox, Cl B	450	12,321
Live Nation Entertainment *	475	46,065
Meta Platforms, Cl A	5,600	2,744,728
Netflix *	1,102	664,418
Omnicom Group	595	52,592
Pinterest, Cl A *	1,460	53,582
ROBLOX, Cl A *	1,168	46,603
Sirius XM Holdings	2,037	9,004

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Snap, Cl A *	3,250	$35,815
Spotify Technology *	340	87,179
Take-Two Interactive Software *	422	62,004
T-Mobile US	1,152	188,122
Trade Desk, Cl A *	1,116	95,340
Verizon Communications	10,681	427,454
Walt Disney	4,641	517,843
Warner Bros Discovery *	5,623	49,426
Warner Music Group, Cl A	435	15,195
		9,901,696
Consumer Discretionary — 10.3%
Airbnb, Cl A *	1,082	170,382
Amazon.com *	22,892	4,046,390
Aptiv *	710	56,438
AutoZone *	45	135,271
Best Buy	593	47,962
Booking Holdings *	87	301,788
Carnival *	2,496	39,586
Chipotle Mexican Grill, Cl A *	69	185,525
Darden Restaurants	304	51,896
Deckers Outdoor *	64	57,318
DoorDash, Cl A *	775	96,542
DR Horton	757	113,126
DraftKings, Cl A *	1,106	47,912
eBay	1,345	63,592
Expedia Group *	334	45,698
Ford Motor	9,938	123,629
Garmin	382	52,468
General Motors	3,508	143,758
Genuine Parts	346	51,644
Hilton Worldwide Holdings	638	130,356
Home Depot	2,551	970,936
Las Vegas Sands	921	50,213
Lennar, Cl A	626	99,227
Lowe’s	1,486	357,636
Lululemon Athletica *	282	131,719
Marriott International, Cl A	661	165,164
McDonald’s	1,851	541,010

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
MGM Resorts International *	670	$28,998
NIKE, Cl B	3,096	321,767
NVR *	7	53,379
O’Reilly Automotive *	149	162,025
Pool	92	36,627
PulteGroup	550	59,609
Rivian Automotive, Cl A *	2,189	24,779
Ross Stores	844	125,722
Royal Caribbean Cruises *	558	68,829
Starbucks	2,853	270,750
Tesla *	6,986	1,410,334
TJX	2,914	288,894
Tractor Supply	277	70,447
Ulta Beauty *	121	66,376
Yum! Brands	708	98,001
		11,363,723
Consumer Staples — 5.8%
Albertsons, Cl A	1,378	27,946
Altria Group	4,525	185,118
Archer-Daniels-Midland	1,346	71,486
Brown-Forman, Cl A	126	7,552
Brown-Forman, Cl B	767	46,196
Bunge Global	361	34,068
Campbell Soup	590	25,158
Church & Dwight	616	61,674
Clorox	311	47,679
Coca-Cola	9,885	593,298
Colgate-Palmolive	2,102	181,865
Conagra Brands	1,532	43,019
Constellation Brands, Cl A	397	98,662
Costco Wholesale	1,123	835,388
Dollar General	552	80,211
Dollar Tree *	526	77,154
Estee Lauder, Cl A	542	80,530
General Mills	1,434	92,034
Hershey	371	69,718
Hormel Foods	948	33,483
J M Smucker	259	31,124

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellanova	649	$35,792
Kenvue	4,383	83,277
Keurig Dr Pepper	2,285	68,344
Kimberly-Clark	849	102,873
Kraft Heinz	1,990	70,207
Kroger	1,791	88,852
McCormick	631	43,451
Mondelez International, Cl A	3,447	251,872
Monster Beverage *	1,275	75,353
PepsiCo	3,498	578,359
Philip Morris International	3,937	354,173
Procter & Gamble	5,986	951,415
Sysco	1,282	103,804
Target	1,167	178,458
Tyson Foods, Cl A	705	38,239
Walgreens Boots Alliance	1,787	37,992
Walmart	10,818	634,043
		6,419,867
Energy — 3.7%
Baker Hughes, Cl A	2,553	75,543
Cheniere Energy	609	94,517
Chevron	4,370	664,284
ConocoPhillips	3,072	345,723
Coterra Energy	1,871	48,234
Devon Energy	1,608	70,848
Diamondback Energy	428	78,119
EOG Resources	1,478	169,172
EQT	1,026	38,116
Exxon Mobil	10,179	1,063,909
Halliburton	2,273	79,714
Hess	701	102,171
Kinder Morgan	4,948	86,046
Marathon Oil	1,461	35,429
Marathon Petroleum	963	162,969
Occidental Petroleum	1,765	106,977
ONEOK	1,469	110,351
Phillips 66	1,126	160,466
Pioneer Natural Resources	590	138,762

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Schlumberger	3,606	$174,278
Targa Resources	555	54,523
Valero Energy	856	121,090
Williams	3,078	110,623
		4,091,864
Financials — 12.8%
Aflac	1,357	109,564
Allstate	662	105,602
American Express	1,500	329,130
American International Group	1,799	131,129
Ameriprise Financial	260	105,914
Aon PLC, Cl A	510	161,155
Apollo Global Management	1,024	114,483
Arch Capital Group *	903	79,094
Ares Management, Cl A	425	56,368
Arthur J Gallagher	538	131,234
Bank of America	17,608	607,828
Bank of New York Mellon	1,909	107,076
Berkshire Hathaway, Cl B *	3,283	1,344,060
BlackRock, Cl A	376	305,064
Blackstone	1,781	227,647
Block, Cl A *	1,392	110,622
Blue Owl Capital, Cl A	1,420	25,503
Brown & Brown	597	50,273
Capital One Financial	956	131,555
Cboe Global Markets	265	50,880
Charles Schwab	3,502	233,864
Chubb	1,047	263,499
Cincinnati Financial	387	44,118
Citigroup	4,800	266,352
Citizens Financial Group	1,162	36,475
CME Group, Cl A	911	200,739
Coinbase Global, Cl A *	390	79,388
Discover Financial Services	629	75,920
Everest Group	81	29,879
FactSet Research Systems	92	42,557
Fidelity National Information Services	1,493	103,301
Fifth Third Bancorp	1,710	58,721

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Citizens BancShares, Cl A	24	$37,771
Fiserv *	1,537	229,428
FleetCor Technologies *	178	49,710
Franklin Resources	943	25,885
Global Payments	659	85,472
Goldman Sachs Group	839	326,413
Hartford Financial Services Group	768	73,605
Huntington Bancshares	3,613	47,114
Interactive Brokers Group, Cl A	254	27,615
Intercontinental Exchange	1,435	198,633
JPMorgan Chase	7,372	1,371,634
KKR	1,696	166,649
Loews	567	42,599
LPL Financial Holdings	192	51,435
M&T Bank	415	57,992
Markel Group *	32	47,759
Marsh & McLennan	1,255	253,849
Mastercard, Cl A	2,131	1,011,714
MetLife	1,598	111,445
Moody’s	401	152,147
Morgan Stanley	3,271	281,437
MSCI, Cl A	198	111,072
Nasdaq	856	48,107
Northern Trust	523	42,954
PayPal Holdings *	2,781	167,806
PNC Financial Services Group	1,009	148,525
Principal Financial Group	611	49,405
Progressive	1,481	280,738
Prudential Financial	924	100,707
Raymond James Financial	473	56,911
Regions Financial	2,352	43,818
Rocket, Cl A *	110	1,382
S&P Global	813	348,273
State Street	774	57,067
Synchrony Financial	1,043	43,076
T Rowe Price Group	558	63,249
Tradeweb Markets, Cl A	285	30,159
Travelers	584	129,041
Truist Financial	3,365	117,708

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
US Bancorp	3,749	$157,308
Visa, Cl A	4,019	1,135,930
W R Berkley	506	42,302
Wells Fargo	9,240	513,652
Willis Towers Watson	262	71,424
		14,129,914
Health Care — 12.4%
Abbott Laboratories	4,398	521,779
AbbVie	4,486	789,760
Agilent Technologies	745	102,333
Align Technology *	182	55,041
Alnylam Pharmaceuticals *	313	47,291
Amgen	1,353	370,492
Avantor *	1,635	40,286
Baxter International	1,270	51,968
Becton Dickinson	734	172,894
Biogen *	363	78,767
BioMarin Pharmaceutical *	569	49,093
Boston Scientific *	3,703	245,176
Bristol-Myers Squibb	5,163	262,022
Cardinal Health	633	70,883
Cencora	425	100,130
Centene *	1,349	105,802
Cigna Group	746	250,760
Cooper	476	44,554
CVS Health	3,249	241,628
Danaher	1,675	424,010
Dexcom *	978	112,539
Edwards Lifesciences *	1,522	129,172
Elevance Health	601	301,251
Eli Lilly	2,149	1,619,658
GE HealthCare Technologies	921	84,069
Gilead Sciences	3,161	227,908
HCA Healthcare	495	154,292
Hologic *	600	44,280
Humana	316	110,701
IDEXX Laboratories *	210	120,798
Illumina *	397	55,513

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *	576	$33,615
Insulet *	175	28,700
Intuitive Surgical *	886	341,642
IQVIA Holdings *	457	112,952
Johnson & Johnson	6,122	987,968
Laboratory Corp of America Holdings	215	46,404
McKesson	343	178,844
Medtronic PLC	3,379	281,673
Merck	6,450	820,118
Mettler-Toledo International *	52	64,855
Moderna *	836	77,113
Molina Healthcare *	139	54,754
Pfizer	14,339	380,844
Quest Diagnostics	280	34,969
Regeneron Pharmaceuticals *	263	254,082
ResMed	366	63,582
Revvity	313	34,302
Royalty Pharma, Cl A	938	28,459
STERIS	249	57,995
Stryker	802	279,954
Thermo Fisher Scientific	980	558,776
UnitedHealth Group	2,359	1,164,402
Veeva Systems, Cl A *	371	83,664
Vertex Pharmaceuticals *	654	275,164
Viatris	2,997	37,073
Waters *	146	49,263
West Pharmaceutical Services	188	67,372
Zimmer Biomet Holdings	528	65,662
Zoetis, Cl A	1,171	232,244
		13,681,295
Industrials — 8.6%
3M	1,393	128,323
AMETEK	583	105,045
Automatic Data Processing	1,049	263,435
Axon Enterprise *	176	54,097
Boeing *	1,415	288,264
Booz Allen Hamilton Holding, Cl A	323	47,710
Broadridge Financial Solutions	296	60,260

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *	309	$60,311
Carlisle	120	42,000
Carrier Global	2,111	117,329
Caterpillar	1,309	437,154
Cintas	220	138,294
Copart *	2,145	114,007
CSX	5,076	192,583
Cummins	358	96,162
Deere	651	237,648
Delta Air Lines	1,617	68,351
Dover	351	58,048
Eaton	1,007	291,023
Emerson Electric	1,443	154,185
Equifax	308	84,266
Expeditors International of Washington	369	44,132
Fastenal	1,442	105,280
FedEx	585	145,647
Ferguson	488	103,188
Fortive	893	76,021
General Dynamics	573	156,572
General Electric	2,747	430,977
HEICO	104	20,114
HEICO, Cl A	188	29,251
Honeywell International	1,690	335,854
Howmet Aerospace	1,031	68,613
Hubbell, Cl B	133	50,629
IDEX	191	45,057
Illinois Tool Works	768	201,331
Ingersoll Rand	1,021	93,248
Jacobs Solutions	315	46,195
JB Hunt Transport Services	208	42,912
Johnson Controls International	1,723	102,122
L3Harris Technologies	476	100,750
Lennox International	77	36,283
Lockheed Martin	630	269,791
Nordson	124	32,941
Norfolk Southern	577	146,200
Northrop Grumman	384	177,032
Old Dominion Freight Line	243	107,523

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Otis Worldwide	1,045	$99,588
PACCAR	1,308	145,044
Parker-Hannifin	324	173,486
Paychex	813	99,690
Paycom Software	125	22,799
Quanta Services	362	87,427
Republic Services, Cl A	524	96,206
Rockwell Automation	290	82,673
Rollins	742	32,700
RTX	3,709	332,586
Southwest Airlines	1,490	51,062
SS&C Technologies Holdings	546	34,813
Stanley Black & Decker	488	43,574
Symbotic, Cl A *	57	2,246
Trane Technologies	578	162,979
TransDigm Group	124	146,040
TransUnion	481	37,340
Uber Technologies *	4,946	393,207
Union Pacific	1,545	391,951
United Airlines Holdings *	1,035	47,082
United Parcel Service, Cl B	1,839	272,650
United Rentals	175	121,322
Veralto	554	47,877
Verisk Analytics, Cl A	364	88,052
Vertiv Holdings, Cl A	868	58,694
Waste Management	1,030	211,819
Westinghouse Air Brake Technologies	447	63,157
WW Grainger	101	98,319
Xylem	601	76,357
		9,526,898
Information Technology — 30.4%
Accenture, Cl A	1,614	604,895
Adobe *	1,155	647,123
Advanced Micro Devices *	4,065	782,635
Akamai Technologies *	374	41,484
Amdocs	288	26,266
Amphenol, Cl A	1,496	163,423
Analog Devices	1,281	245,721

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *	220	$73,517
Apple	37,673	6,809,395
Applied Materials	2,127	428,846
Arista Networks *	600	166,524
Aspen Technology *	70	13,572
Atlassian, Cl A *	390	80,894
Autodesk *	543	140,186
Bentley Systems, Cl B	716	36,781
Broadcom	1,166	1,516,371
Cadence Design Systems *	685	208,500
CDW	340	83,711
Cisco Systems	10,357	500,968
Cloudflare, Cl A *	720	70,949
Cognizant Technology Solutions, Cl A	1,284	101,462
Corning	1,939	62,513
Crowdstrike Holdings, Cl A *	563	182,497
Datadog, Cl A *	723	95,046
Dell Technologies, Cl C	652	61,718
Enphase Energy *	333	42,294
Entegris	374	50,251
EPAM Systems *	136	41,398
Fair Isaac *	61	77,465
First Solar *	255	39,242
Fortinet *	1,713	118,385
Gartner *	195	90,784
GLOBALFOUNDRIES *	290	15,854
Hewlett Packard Enterprise	3,236	49,284
HP	2,484	70,372
HubSpot *	118	73,020
Intel	10,593	456,029
International Business Machines	2,307	426,864
Intuit	692	458,720
Jabil	313	45,100
Keysight Technologies *	447	68,972
KLA	348	237,440
Lam Research	340	319,005
Marvell Technology	2,170	155,502
Microchip Technology	1,354	113,926
Micron Technology	2,768	250,809

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	18,651	$7,714,800
MongoDB, Cl A *	178	79,669
Monolithic Power Systems	115	82,805
Motorola Solutions	423	139,755
NetApp	518	46,164
NVIDIA	6,031	4,771,245
Okta, Cl A *	376	40,345
ON Semiconductor *	1,087	85,786
Oracle	3,947	440,801
Palantir Technologies, Cl A *	4,609	115,594
Palo Alto Networks *	791	245,645
PTC *	295	53,988
QUALCOMM	2,826	445,915
Roper Technologies	270	147,077
Salesforce *	2,391	738,389
Samsara, Cl A *	104	3,593
Seagate Technology Holdings	588	54,713
ServiceNow *	515	397,240
Skyworks Solutions	398	41,758
Snowflake, Cl A *	694	130,666
Splunk *	384	59,989
Super Micro Computer *	116	100,470
Synopsys *	383	219,739
TE Connectivity	795	114,130
Teledyne Technologies *	112	47,854
Teradyne	387	40,089
Texas Instruments	2,297	384,357
Trimble *	618	37,815
Tyler Technologies *	100	43,714
VeriSign *	228	44,526
Western Digital *	802	47,695
Workday, Cl A *	527	155,286
Zebra Technologies, Cl A *	125	34,935
Zoom Video Communications, Cl A *	638	45,126
Zscaler *	221	53,475
		33,550,861
Materials — 2.3%
Air Products & Chemicals	556	130,126

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Albemarle	293	$40,390
Amcor	3,615	32,752
Avery Dennison	201	43,523
Ball	778	49,808
Celanese, Cl A	273	41,488
CF Industries Holdings	590	47,625
Corteva	1,796	96,122
CRH	1,749	147,458
Dow	1,787	99,858
DuPont de Nemours	1,059	73,272
Ecolab	640	143,898
Freeport-McMoRan	3,614	136,645
International Flavors & Fragrances	642	48,471
Linde PLC	1,244	558,332
LyondellBasell Industries, Cl A	643	64,480
Martin Marietta Materials	148	85,501
Mosaic	1,046	32,593
Newmont	2,841	88,781
Nucor	622	119,611
PPG Industries	595	84,252
Sherwin-Williams	602	199,882
Steel Dynamics	381	50,985
Vulcan Materials	335	89,060
Westlake	82	11,374
		2,516,287
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	391	48,769
American Tower ‡	1,180	234,655
AvalonBay Communities ‡	357	63,200
CBRE Group, Cl A *	780	71,674
CoStar Group *	1,025	89,206
Crown Castle ‡	1,092	120,054
Digital Realty Trust ‡	765	112,310
Equinix ‡	238	211,539
Equity Residential	858	51,660
Essex Property Trust ‡	154	35,636
Extra Space Storage ‡	529	74,573
Healthpeak Properties ‡	1,818	30,451

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Invitation Homes ‡	1,437	$48,959
Iron Mountain ‡	727	57,171
Mid-America Apartment Communities ‡	291	36,573
ProLogis ‡	2,341	311,985
Public Storage ‡	399	113,264
Realty Income ‡	1,791	93,329
SBA Communications, Cl A ‡	271	56,701
Simon Property Group ‡	818	121,179
Sun Communities ‡	309	41,332
UDR ‡	984	34,932
Ventas ‡	1,009	42,671
VICI Properties, Cl A ‡	2,610	78,117
Welltower ‡	1,401	129,116
Weyerhaeuser ‡	1,841	63,294
WP Carey ‡	546	30,756
		2,403,106
Utilities — 2.0%
Alliant Energy	628	29,987
Ameren	658	46,843
American Electric Power	1,331	113,388
American Water Works	488	57,848
Atmos Energy	371	41,890
Avangrid	270	8,405
CenterPoint Energy	1,586	43,615
CMS Energy	730	41,880
Consolidated Edison	873	76,134
Constellation Energy	819	137,961
Dominion Energy	2,112	101,017
DTE Energy	514	55,692
Duke Energy	1,954	179,436
Edison International	966	65,707
Entergy	532	54,035
Evergy	567	28,089
Eversource Energy	877	51,480
Exelon	2,509	89,923
FirstEnergy	1,368	50,082
NextEra Energy	5,135	283,401
PG&E	6,305	105,230

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	1,852	$48,837
Public Service Enterprise Group	1,261	78,686
Sempra	1,594	112,536
Southern	2,759	185,543
WEC Energy Group	793	62,243
Xcel Energy	1,390	73,239
		2,223,127
TOTAL UNITED STATES		109,808,638
TOTAL COMMON STOCK (Cost $103,454,261)		110,115,098

EXCHANGE TRADED FUND — 0.1%
Vanguard S&P 500 ETF	260	121,402
TOTAL EXCHANGE TRADED FUND (Cost $121,052)		121,402
TOTAL INVESTMENTS — 99.9% (Cost $103,575,313)		$110,236,500

Percentages are based on Net Assets of $110,369,997.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 105.0%
U.S. Cash Management Bill
5.278%, 04/18/24(A)	$19,235,000	$19,099,842
U.S. Treasury Bills
6.709%, 03/07/24(A)	7,410,000	7,403,499
5.358%, 03/21/24(A)	5,309,000	5,293,397
5.354%, 03/12/24(A)	9,275,000	9,260,039
5.329%, 03/05/24(A)	12,490,000	12,482,686
5.326%, 03/26/24(A)	8,395,000	8,364,160
5.322%, 04/09/24(A)	17,595,000	17,494,071
5.318%, 04/23/24(A)	14,924,000	14,807,881
5.317%, 06/04/24(A)	5,000,000	4,930,723
5.313%, 03/19/24(A)	8,325,000	8,302,918
5.312%, 04/02/24(A)	14,914,000	14,843,738
5.294%, 04/04/24(A)	18,962,000	18,867,323
5.224%, 05/23/24(A)	10,400,000	10,274,344
5.222%, 04/25/24(A)	10,480,000	10,395,373
5.205%, 05/30/24(A)	7,674,000	7,573,614
5.118%, 05/16/24(A)	8,165,000	8,074,729
4.835%, 05/02/24(A)	19,080,000	18,906,811
4.718%, 04/16/24(A)	12,920,000	12,832,718
4.471%, 04/11/24(A)	12,980,000	12,901,947
4.092%, 05/07/24(A)	520,000	514,907
3.763%, 05/09/24(A)	15,960,000	15,799,326
1.026%, 04/30/24(A)	15,650,000	15,512,945
0.000%, 03/28/24(B)	5,838,000	5,814,882
0.000%, 05/21/24(B)	150,000	148,235
0.000%, 05/28/24(B)	150,000	148,077
TOTAL U.S. TREASURY OBLIGATIONS (Cost $260,060,122)		260,048,185
TOTAL INVESTMENTS — 105.0% (Cost $260,060,122)		$260,048,185

Percentages are based on Net Assets of $247,582,300.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X 1-3 Month T-Bill ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.8%
SOUTH KOREA — 1.1%
Consumer Discretionary — 1.1%
Coupang, Cl A *	1,397	$25,873

UNITED STATES — 98.7%
Communication Services — 1.9%
Nexstar Media Group, Cl A	76	12,629
Warner Bros Discovery *	3,673	32,286
		44,915
Consumer Discretionary — 20.1%
ADT	1,921	13,946
Best Buy	237	19,168
Booking Holdings *	13	45,095
Carter’s	83	6,719
Crocs *	103	12,592
Dick’s Sporting Goods	107	19,034
DR Horton	300	44,832
eBay	799	37,777
Expedia Group *	174	23,807
Gap	719	13,618
H&R Block	213	10,426
Leggett & Platt	235	4,799
Lennar, Cl A	302	47,870
Mohawk Industries *	95	11,269
Newell Brands	1,018	7,635
NVR *	3	22,877
PulteGroup	366	39,667
Skechers USA, Cl A *	188	11,620
Steven Madden	81	3,468
Tapestry	383	18,204
Thor Industries	89	11,408
Toll Brothers	239	27,399
Williams-Sonoma	79	18,607
		471,837

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 3.3%
Altria Group	1,078	$44,101
Coca-Cola Consolidated	8	6,726
Molson Coors Beverage, Cl B	294	18,352
Olaplex Holdings *	1,087	2,022
Seaboard	2	6,575
		77,776
Energy — 23.7%
APA	202	6,018
Cheniere Energy	264	40,973
Chesapeake Energy	84	6,954
Chevron	301	45,758
Chord Energy	36	5,848
ConocoPhillips	393	44,228
Coterra Energy	565	14,566
Devon Energy	406	17,888
Diamondback Energy	129	23,545
EOG Resources	300	34,338
EQT	290	10,773
Exxon Mobil	446	46,616
HF Sinclair	297	16,483
Marathon Oil	555	13,459
Marathon Petroleum	303	51,277
Occidental Petroleum	736	44,609
Phillips 66	347	49,451
Pioneer Natural Resources	112	26,341
Range Resources	170	5,375
Valero Energy	350	49,511
		554,011
Health Care — 14.5%
AbbVie	292	51,407
Bristol-Myers Squibb	884	44,863
Cardinal Health	379	42,440
Cencora	225	53,010
CVS Health	605	44,994
Gilead Sciences	561	40,448

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Royalty Pharma, Cl A	700	$21,238
United Therapeutics *	41	9,251
Viatris	2,625	32,471
		340,122
Industrials — 9.5%
3M	421	38,782
Acuity Brands	34	8,542
AGCO	95	10,421
Allison Transmission Holdings	136	10,245
Builders FirstSource *	177	34,547
Carlisle	52	18,200
CH Robinson Worldwide	214	15,853
Concentrix	73	5,289
EMCOR Group	42	13,168
Expeditors International of Washington	143	17,103
Fortune Brands Innovations	145	11,794
Landstar System	33	6,277
MSC Industrial Direct, Cl A	79	7,974
Owens Corning	102	15,278
Robert Half	103	8,281
		221,754
Information Technology — 10.0%
Amdocs	109	9,941
Cisco Systems	903	43,678
Dell Technologies, Cl C	629	59,541
Dropbox, Cl A *	335	8,023
DXC Technology *	402	8,788
HP	1,277	36,177
Juniper Networks	372	13,775
Skyworks Solutions	192	20,145
TD SYNNEX	169	17,559
Zoom Video Communications, Cl A *	246	17,400
		235,027

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — 13.4%
CF Industries Holdings	423	$34,145
Cleveland-Cliffs *	990	20,592
Dow	830	46,380
LyondellBasell Industries, Cl A	473	47,433
Mosaic	524	16,328
NewMarket	11	7,058
Nucor	261	50,190
Olin	164	8,823
Reliance	74	23,770
Scotts Miracle-Gro, Cl A	95	6,242
Steel Dynamics	246	32,920
Westlake	147	20,390
		314,271
Real Estate — 0.6%
EPR Properties ‡	130	5,340
Kilroy Realty ‡	195	7,389
		12,729
Utilities — 1.7%
Vistra	733	39,978

TOTAL UNITED STATES		2,312,420
TOTAL COMMON STOCK (Cost $2,197,132)		2,338,293
TOTAL INVESTMENTS — 99.8% (Cost $2,197,132)		$2,338,293

Percentages are based on Net Assets of $2,343,157.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

SOFR — Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

GLX-QH-005-2400

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 1.4%
Communication Services — 1.4%
Sea ADR *	34,587	$1,678,161

UNITED STATES — 98.5%
Communication Services — 22.7%
Alphabet, Cl A *	27,057	3,746,312
Angi, Cl A *	134,930	387,249
Cargurus, Cl A *	16,041	355,148
Cars.com *	14,571	267,232
iHeartMedia, Cl A *	73,986	204,941
Match Group *	23,233	837,317
Meta Platforms, Cl A	13,192	6,465,795
Netflix *	8,397	5,062,719
Snap, Cl A *	110,385	1,216,443
Spotify Technology *	16,091	4,125,893
TripAdvisor *	15,751	422,442
Vimeo *	80,579	385,974
Walt Disney	28,824	3,216,182
Yelp, Cl A *	9,410	361,720
ZipRecruiter, Cl A *	16,711	212,564
		27,267,931
Consumer Discretionary — 41.8%
2U *	51,006	22,983
Airbnb, Cl A *	25,508	4,016,745
Amazon.com *	28,387	5,017,686
AutoNation *	3,891	582,872
Booking Holdings *	1,105	3,833,057
Capri Holdings *	10,423	480,813
CarMax *	13,142	1,038,218
Carter’s	4,114	333,028
Carvana, Cl A *	30,991	2,353,147
Chegg *	16,059	143,567
Children’s Place *	9,198	176,970
Chipotle Mexican Grill, Cl A *	1,692	4,549,399
Columbia Sportswear	5,173	427,755
Coursera *	25,817	414,879
Designer Brands, Cl A	33,074	349,261
Dick’s Sporting Goods	5,162	918,268

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	44,654	$2,111,241
Etsy *	10,368	743,282
Expedia Group *	12,297	1,682,476
GoPro, Cl A *	60,679	141,989
Graham Holdings, Cl B	486	341,332
Home Depot	9,949	3,786,689
Laureate Education, Cl A	24,266	325,407
Life Time Group Holdings *	16,629	228,482
Lowe’s	14,427	3,472,146
Lululemon Athletica *	7,977	3,725,977
NIKE, Cl B	22,988	2,389,143
Peloton Interactive, Cl A *	28,526	128,938
Perdoceo Education	21,305	379,442
Planet Fitness, Cl A *	7,059	438,011
Skechers USA, Cl A *	11,181	691,098
Starbucks	27,165	2,577,959
Strategic Education	3,071	340,236
Stride *	7,525	449,619
Under Armour, Cl A *	31,723	284,238
VF	32,326	528,207
Victoria’s Secret *	8,854	252,870
Wayfair, Cl A *	8,272	493,011
		50,170,441
Consumer Staples — 4.2%
Costco Wholesale	5,838	4,342,830
Medifast	2,945	118,065
Sprouts Farmers Market *	8,568	534,986
		4,995,881
Financials — 8.9%
Block, Cl A *	45,021	3,577,819
Fiserv *	25,118	3,749,364
LendingClub *	40,099	325,203
Nelnet, Cl A	3,182	273,238
PayPal Holdings *	38,484	2,322,124
SLM	21,107	439,659
		10,687,407

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.6%
Accolade *	19,447	$199,332
American Well, Cl A *	131,867	142,416
Hims & Hers Health *	28,814	375,735
		717,483
Industrials — 6.8%
Avis Budget Group	3,275	353,831
Lyft, Cl A *	30,730	487,992
Uber Technologies *	92,459	7,350,491
		8,192,314
Information Technology — 6.5%
Apple	17,556	3,173,247
Intuit	6,579	4,361,153
PowerSchool Holdings, Cl A *	14,485	302,592
		7,836,992
Real Estate — 7.0%
AvalonBay Communities ‡	11,646	2,061,691
Camden Property Trust ‡	8,877	838,699
Centerspace ‡	5,232	290,847
Equity Residential	31,490	1,896,013
Independence Realty Trust ‡	18,538	271,396
Invitation Homes ‡	50,854	1,732,596
UDR ‡	27,380	971,990
Zillow Group, Cl A *	6,460	349,228
		8,412,460
TOTAL UNITED STATES		118,280,909
TOTAL COMMON STOCK (Cost $139,317,763)		119,959,070
TOTAL INVESTMENTS — 99.9% (Cost $139,317,763)		$119,959,070

Percentages are based on Net Assets of $120,021,652.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Millennial Consumer ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 1.0%
Health Care — 1.0%
Cochlear	2,551	$581,663

BELGIUM — 1.8%
Health Care — 1.6%
UCB	7,501	864,479

Real Estate — 0.2%
Aedifica ‡	2,404	136,968

TOTAL BELGIUM		1,001,447
CANADA — 0.8%
Health Care — 0.8%
Chartwell Retirement Residences	26,138	234,333
Sienna Senior Living	20,546	201,469

TOTAL CANADA		435,802
CHINA — 3.1%
Health Care — 3.1%
AK Medical Holdings	119,089	77,275
BeiGene ADR *	4,041	669,392
Beijing Chunlizhengda Medical Instruments, Cl H	59,466	75,198
Hansoh Pharmaceutical Group	229,043	403,739
Lifetech Scientific *	393,492	100,022
Luye Pharma Group *	317,724	117,288
Microport Scientific *	69,602	68,279
SciClone Pharmaceuticals Holdings	109,500	182,108
Venus MedTech Hangzhou, Cl H *(A)	102,940	66,507

TOTAL CHINA		1,759,808
DENMARK — 6.7%
Consumer Discretionary — 0.3%
GN Store Nord *	7,237	169,308

Health Care — 6.4%
Demant *	8,940	447,889

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Genmab *	2,546	$713,352
Novo Nordisk, Cl B	20,099	2,391,758
		3,552,999
TOTAL DENMARK		3,722,307
FRANCE — 0.1%
Health Care — 0.1%
Clariane	20,489	44,012

GERMANY — 0.8%
Health Care — 0.8%
Fresenius Medical Care	11,388	436,005

IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	117,452	125,674

ITALY — 0.5%
Health Care — 0.5%
Amplifon	8,785	293,660

JAPAN — 8.7%
Health Care — 8.7%
Astellas Pharma	69,523	767,136
Chugai Pharmaceutical	66,530	2,667,068
Nipro	21,952	181,723
SUNWELS	6,374	124,993
Terumo	28,717	1,119,746

TOTAL JAPAN		4,860,666
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare *	49,332	139,458

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.7%
Health Care — 1.7%
Celltrion	5,673	$765,574
Dentium *	1,470	159,187

TOTAL SOUTH KOREA		924,761
SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	3,554	116,917

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	20,326	147,208

SWITZERLAND — 6.6%
Health Care — 6.6%
Alcon	23,148	1,976,340
Sonova Holding	2,363	730,731
Straumann Holding	6,162	976,907

TOTAL SWITZERLAND		3,683,978
UNITED KINGDOM — 3.4%
Health Care — 3.4%
AstraZeneca ADR	22,280	1,429,485
Smith & Nephew	33,989	447,354

TOTAL UNITED KINGDOM		1,876,839
UNITED STATES — 63.7%
Health Care — 57.4%
AbbVie	10,240	1,802,752
ACADIA Pharmaceuticals *	9,033	209,927
agilon health *	16,079	98,564
Agios Pharmaceuticals *	7,431	240,170
Alector *	25,386	176,940
Alphatec Holdings *	10,470	140,612
Amedisys *	2,095	194,877
Amgen	6,626	1,814,398
AngioDynamics *	17,528	96,229

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	5,743	$1,246,174
Blueprint Medicines *	3,562	333,118
Boston Scientific *	32,357	2,142,357
Bristol-Myers Squibb	23,530	1,194,147
Brookdale Senior Living *	40,215	230,030
DaVita *	3,520	446,934
Deciphera Pharmaceuticals *	11,221	187,278
Denali Therapeutics *	6,684	132,209
Dexcom *	14,329	1,648,838
Edwards Lifesciences *	19,680	1,670,242
Eli Lilly	4,443	3,348,600
Embecta	5,780	82,538
Ensign Group	2,170	271,076
Exact Sciences *	6,937	399,086
Exelixis *	12,613	276,225
FibroGen *	8,129	13,901
Glaukos *	3,396	300,852
Halozyme Therapeutics *	5,270	209,799
Incyte *	8,679	506,506
Insulet *	2,689	440,996
Integer Holdings *	2,109	232,602
Johnson & Johnson	10,031	1,618,803
LivaNova *	3,863	211,731
MannKind *	39,719	163,245
Medtronic PLC	20,421	1,702,294
Merit Medical Systems *	2,210	168,402
National HealthCare	2,871	283,253
Neurocrine Biosciences *	3,758	490,043
Novocure *	3,925	60,092
Regeneron Pharmaceuticals *	2,008	1,939,909
Roche Holding	4,122	1,148,758
Sight Sciences *	17,757	71,383
Silk Road Medical *	4,007	72,086
Stryker	5,714	1,994,586
Teleflex	1,826	406,814
Theravance Biopharma *	14,047	133,025
United Therapeutics *	1,803	406,829
Zimmer Biomet Holdings	8,127	1,010,674
		31,969,904

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 6.3%
LTC Properties ‡	4,770	$150,064
National Health Investors ‡	3,321	190,858
Omega Healthcare Investors ‡	9,117	283,721
Sabra Health Care ‡	14,226	197,457
Ventas ‡	15,473	654,353
Welltower ‡	22,367	2,061,343
		3,537,796
TOTAL UNITED STATES		35,507,700
TOTAL COMMON STOCK (Cost $58,472,928)		55,657,905

	Number of Rights
RIGHTS — 0.0%

United States — 0.0%
Radius Health# *(A)	19,104	—
TOTAL RIGHTS (Cost $—)		—
TOTAL INVESTMENTS — 99.8% (Cost $58,472,928)		$55,657,905

Percentages are based on Net Assets of $55,748,183.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Aging Population ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$55,591,398	$—	$66,507		$55,657,905
Rights	—	—	—	^	—
Total Investments in Securities	$55,591,398	$—	$66,507		$55,657,905

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.3%
Industrials — 1.3%
ATS *	946,522	$35,687,791

CHINA — 0.8%
Consumer Discretionary — 0.1%
Hesai Group ADR * (A)	1,042,974	3,848,574

Health Care — 0.7%
Shanghai MicroPort MedBot Group * (A)	9,749,100	18,081,562

TOTAL CHINA		21,930,136
FINLAND — 1.5%
Industrials — 1.5%
Cargotec, Cl B	568,031	38,418,268

ISRAEL — 0.5%
Consumer Discretionary — 0.5%
Maytronics	1,126,344	12,362,158

JAPAN — 26.5%
Health Care — 0.1%
CYBERDYNE * (A)	1,379,787	1,908,304

Industrials — 16.7%
Daifuku	3,924,019	92,968,340
FANUC (A)	4,727,526	138,095,435
Hirata	107,734	5,844,859
Shibaura Machine	273,017	6,694,544
SMC (A)	179,331	108,015,565
Yaskawa Electric	2,277,534	93,113,052
		444,731,795
Information Technology — 9.7%
ExaWizards * (A)	825,681	2,984,522
Keyence	378,944	177,331,715
Omron	1,700,995	63,098,311

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PKSHA Technology * (A)	313,869	$13,274,476
		256,689,024
TOTAL JAPAN		703,329,123
NORWAY — 2.1%
Industrials — 2.1%
AutoStore Holdings *	35,312,695	56,670,891

SOUTH KOREA — 0.9%
Industrials — 0.9%
Hyulim ROBOT *	612,061	1,376,632
Rainbow Robotics *	196,080	23,766,380

TOTAL SOUTH KOREA		25,143,012
SWITZERLAND — 10.5%
Health Care — 2.0%
Tecan Group	131,527	51,502,481

Industrials — 8.5%
ABB	4,891,854	226,218,040

TOTAL SWITZERLAND		277,720,521
UNITED KINGDOM — 1.5%
Information Technology — 1.5%
Renishaw	750,055	40,873,277

UNITED STATES — 54.2%
Consumer Discretionary — 0.1%
iRobot * (A)	280,262	3,197,789

Energy — 0.6%
Helix Energy Solutions Group *	1,559,324	14,033,916

Financials — 0.8%
Upstart Holdings * (A)	838,174	21,582,981

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 11.7%
Intuitive Surgical *	714,653	$275,570,197
Omnicell *	459,301	12,052,058
PROCEPT BioRobotics *	458,517	22,164,712
		309,786,967
Industrials — 3.4%
AeroVironment *	259,602	32,914,938
John Bean Technologies	328,965	33,383,368
Symbotic, Cl A * (A)	620,082	24,431,231
		90,729,537
Information Technology — 37.6%
Appian, Cl A *	421,855	14,701,647
C3.ai, Cl A * (A)	1,101,202	40,711,438
Cerence *	408,551	6,087,410
Cognex	1,783,795	70,370,713
Dynatrace *	2,181,749	108,105,663
FARO Technologies *	183,912	4,117,789
NVIDIA	701,808	555,214,345
Pegasystems	849,284	55,237,431
PROS Holdings *	471,045	16,839,859
SoundHound AI, Cl A * (A)	1,584,284	11,755,387
UiPath, Cl A *	4,863,812	115,515,535
		998,657,217
TOTAL UNITED STATES		1,437,988,407
TOTAL COMMON STOCK (Cost $2,266,943,954)		2,650,123,584

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270% (Cost $10,163,567)	10,163,567	10,163,567

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 3.7%
BNP Paribas 5.220%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $97,209,171 (collateralized by U.S. Treasury Obligations, ranging in par value $6,851,345 - $13,845,453, 2.750% - 3.625%, 05/15/2026 - 12/15/2028, with a total market value of $99,350,433) (Cost $97,195,078)	$97,195,078	$97,195,078
TOTAL INVESTMENTS — 103.9% (Cost $2,374,302,599)		$2,757,482,229

Percentages are based on Net Assets of $2,654,912,440.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $111,514,137.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $107,358,645. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,650,123,584	$—	$—	$2,650,123,584
Short-Term Investment	10,163,567	—	—	10,163,567
Repurchase Agreement	—	97,195,078	—	97,195,078
Total Investments in Securities	$2,660,287,151	$97,195,078	$—	$2,757,482,229

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.0%
Financials — 0.7%
HUB24	81,727	$2,077,580
Zip * (A)	764,537	477,916
		2,555,496
Information Technology — 0.3%
IRESS	187,719	959,534

TOTAL AUSTRALIA		3,515,030
BRAZIL — 2.1%
Financials — 2.1%
Pagseguro Digital, Cl A *	204,017	2,839,917
StoneCo, Cl A *	286,693	4,933,986

TOTAL BRAZIL		7,773,903
CANADA — 0.6%
Financials — 0.5%
Nuvei	66,544	1,762,765

Information Technology — 0.1%
Hut 8 * (A)	38,486	327,444

TOTAL CANADA		2,090,209
CHINA — 0.8%
Financials — 0.7%
Lufax Holding ADR	583,763	1,821,341
Yeahka * (A)	459,614	747,941
		2,569,282
Information Technology — 0.1%
Linklogis, Cl B	2,041,500	320,744

TOTAL CHINA		2,890,026
GERMANY — 0.4%
Financials — 0.4%
Hypoport * (A)	7,017	1,461,733

Schedule of Investments	February 29, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	56,234	$1,730,320

ITALY — 2.7%
Financials — 2.7%
Nexi *	1,343,628	9,849,404

JAPAN — 0.2%
Financials — 0.2%
WealthNavi * (A)	49,362	734,477

NETHERLANDS — 5.5%
Financials — 5.5%
Adyen *	12,938	20,441,169

NEW ZEALAND — 3.5%
Information Technology — 3.5%
Xero *	153,809	12,750,481

SOUTH KOREA — 1.2%
Financials — 1.2%
Kakaopay *	137,187	4,538,215

SWITZERLAND — 1.7%
Financials — 0.2%
Leonteq	19,275	626,046

Information Technology — 1.5%
Temenos	76,795	5,782,192

TOTAL SWITZERLAND		6,408,238
UNITED KINGDOM — 3.3%
Financials — 3.3%
Wise, Cl A *	1,049,369	12,182,795

Schedule of Investments	February 29, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 75.8%
Financials — 51.3%
Affirm Holdings, Cl A *	239,564	$8,988,441
Bakkt Holdings, Cl A * (A)	68,772	39,888
Block, Cl A *	237,171	18,847,979
Coinbase Global, Cl A *	183,156	37,283,235
Fidelity National Information Services	289,689	20,043,582
Fiserv *	158,132	23,604,364
Flywire *	106,602	3,026,431
Galaxy Digital Holdings *	105,254	1,107,365
Global Payments	125,286	16,249,594
I3 Verticals, Cl A *	23,448	499,677
Jack Henry & Associates	74,785	12,995,390
Lemonade *	70,604	1,146,609
LendingClub *	108,215	877,624
LendingTree *	12,839	508,039
Open Lending, Cl A *	128,659	934,064
Paymentus Holdings, Cl A *	19,265	299,763
Payoneer Global *	357,782	1,738,821
PayPal Holdings *	249,797	15,072,751
Paysafe *	61,611	887,198
Shift4 Payments, Cl A *	54,156	4,452,706
SoFi Technologies * (A)	950,673	8,537,044
Toast, Cl A *	361,512	8,314,776
Upstart Holdings * (A)	83,119	2,140,314
Virtu Financial, Cl A	101,900	1,839,295
		189,434,950
Health Care — 1.9%
HealthEquity *	86,792	7,169,887

Industrials — 4.1%
SS&C Technologies Holdings	234,626	14,959,754

Information Technology — 18.5%
ACI Worldwide *	114,724	3,775,567
BILL Holdings *	109,094	6,908,923
Blend Labs, Cl A *	212,817	523,530
Envestnet *	56,447	2,908,714
Guidewire Software *	83,976	10,021,696

Schedule of Investments	February 29, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	46,218	$30,637,450
Marathon Digital Holdings *	119,360	3,091,424
MeridianLink *	82,635	1,566,760
Mitek Systems *	45,307	526,014
nCino *	113,360	3,382,662
Pagaya Technologies, Cl A *	515,061	762,290
Riot Platforms *	170,948	2,413,786
Vertex, Cl A *	49,763	1,671,041
		68,189,857
TOTAL UNITED STATES		279,754,448
URUGUAY — 0.7%
Financials — 0.7%
Dlocal, Cl A *	165,480	2,756,897

TOTAL COMMON STOCK (Cost $502,961,578)		368,877,345

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.6%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,418,097 (collateralized by various U.S. Government Obligations, ranging in par value $369 - $1,898,836, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $1,446,246)	$1,417,888	1,417,888
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,418,098 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $102 - $143,280, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $1,446,246)	1,417,888	1,417,888

Schedule of Investments	February 29, 2024 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $362,068 (collateralized by various U.S. Government Obligations, ranging in par value $34 - $58,064, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $369,255)	$362,015	$362,015
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,418,097 (collateralized by various U.S. Government Obligations, ranging in par value $245 - $186,474, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $1,446,246)	1,417,888	1,417,888
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,418,097 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $737 - $253,713, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $1,446,246)	1,417,888	1,417,888
TOTAL REPURCHASE AGREEMENTS (Cost $6,033,567)		6,033,567
TOTAL INVESTMENTS — 101.6% (Cost $508,995,145)		$374,910,912

Percentages are based on Net Assets of $369,066,571.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $6,359,542.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $6,033,567. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $588,272.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X FinTech ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$368,877,345	$—	$—	$368,877,345
Repurchase Agreements	—	6,033,567	—	6,033,567
Total Investments in Securities	$368,877,345	$6,033,567	$—	$374,910,912

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRIA — 1.7%
Information Technology — 1.7%
ams-OSRAM *	1,657,020	$2,534,786
Kontron (A)	107,136	2,471,772

TOTAL AUSTRIA		5,006,558
CANADA — 0.2%
Information Technology — 0.2%
BlackBerry *	196,580	546,492

CHINA — 2.5%
Information Technology — 2.5%
NXP Semiconductors	28,763	7,182,984

FRANCE — 1.0%
Industrials — 1.0%
Legrand	27,207	2,752,821

JAPAN — 1.4%
Information Technology — 1.4%
Nippon Ceramic	43,187	781,965
Renesas Electronics	198,456	3,254,562

TOTAL JAPAN		4,036,527
NORWAY — 0.9%
Information Technology — 0.9%
Nordic Semiconductor *	309,948	2,649,366

SINGAPORE — 5.3%
Information Technology — 5.3%
STMicroelectronics	332,878	15,030,283

SWITZERLAND — 3.8%
Industrials — 2.5%
ABB	155,507	7,191,239

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.3%
Landis+Gyr Group	46,729	$3,659,036

TOTAL SWITZERLAND		10,850,275
TAIWAN — 12.1%
Information Technology — 12.1%
Advantech	1,383,583	17,070,734
eMemory Technology	122,232	10,479,404
MediaTek	162,480	5,859,858
Sercomm	277,250	1,188,484

TOTAL TAIWAN		34,598,480
UNITED KINGDOM — 0.1%
Information Technology — 0.1%
Spirent Communications	304,155	402,052

UNITED STATES — 70.7%
Communication Services — 0.5%
Globalstar *	653,023	1,018,716
Iridium Communications	12,756	369,286
		1,388,002
Consumer Discretionary — 11.2%
ADT	1,386,935	10,069,148
Garmin	159,139	21,857,742
		31,926,890
Health Care — 5.3%
Butterfly Network * (A)	338,892	403,281
Dexcom *	128,800	14,821,016
		15,224,297
Industrials — 12.9%
Emerson Electric	62,016	6,626,410
Honeywell International	26,839	5,333,714
Johnson Controls International	81,839	4,850,598
Resideo Technologies *	41,471	926,047
Rockwell Automation	11,691	3,332,870
Schneider Electric	31,986	7,261,915

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding	246,309	$8,477,956
		36,809,510
Information Technology — 40.8%
Alarm.com Holdings *	80,796	6,115,449
Ambarella *	62,417	3,485,989
Analog Devices	28,254	5,419,682
Arlo Technologies *	211,043	2,196,958
Badger Meter	47,270	7,501,276
Belden	69,280	5,901,270
Cisco Systems	107,477	5,198,663
Digi International *	57,912	1,711,879
GLOBALFOUNDRIES * (A)	55,251	3,020,572
Impinj *	42,154	4,604,060
InterDigital	48,040	5,141,241
International Business Machines	40,320	7,460,410
Itron *	73,155	6,780,005
Lattice Semiconductor *	14,065	1,077,520
NETGEAR *	47,199	707,513
PTC *	12,048	2,204,904
QUALCOMM	41,994	6,626,233
Rambus *	174,260	10,323,162
Samsara, Cl A *	203,427	7,028,403
Semtech *	24,636	522,283
Silicon Laboratories *	51,653	7,104,354
Skyworks Solutions	139,717	14,659,108
SmartRent, Cl A *	319,452	926,411
Synaptics *	6,648	665,465
Vuzix * (A)	197,795	334,274
		116,717,084
TOTAL UNITED STATES		202,065,783
TOTAL COMMON STOCK (Cost $253,169,666)		285,121,621

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.0%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $652,733 (collateralized by various U.S. Government Obligations, ranging in par value $170 - $874,011, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $665,690)	$652,637	$652,637
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $652,734 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $047 - $65,950, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $665,690)	652,637	652,637
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $166,657 (collateralized by various U.S. Government Obligations, ranging in par value $16 - $26,726, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $169,965)	166,632	166,632
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $652,733 (collateralized by various U.S. Government Obligations, ranging in par value $113 - $85,832, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $665,690)	652,637	652,637

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $652,733 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $339 - $116,781, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $665,690)	$652,637	$652,637
TOTAL REPURCHASE AGREEMENTS (Cost $2,777,180)		2,777,180
TOTAL INVESTMENTS — 100.7% (Cost $255,946,846)		$287,898,801

Percentages are based on Net Assets of $285,821,344.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $2,598,503.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $2,777,180. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$285,121,621	$—	$—	$285,121,621
Repurchase Agreements	—	2,777,180	—	2,777,180
Total Investments in Securities	$285,121,621	$2,777,180	$—	$287,898,801

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 1.0%
TopBuild *	167,417	$67,365,252
Industrials — 71.9%
Acuity Brands	162,503	40,827,254
Advanced Drainage Systems	410,015	66,930,849
AECOM	716,095	63,610,719
Arcosa	255,225	21,183,675
Argan	397,309	18,617,900
Astec Industries	498,620	20,243,972
Atkore	194,748	32,990,311
Builders FirstSource *	650,265	126,918,723
Carlisle	256,499	89,774,650
Columbus McKinnon	464,036	19,382,784
Construction Partners, Cl A *	420,339	20,209,899
Crane	298,265	36,257,093
CSW Industrials	82,215	18,941,514
CSX	5,049,440	191,575,754
Custom Truck One Source *	2,736,420	17,567,816
Deere	454,149	165,787,092
DNOW *	1,768,378	25,022,549
DXP Enterprises *	547,248	19,438,249
Dycom Industries *	161,118	20,379,816
Eaton	723,616	209,125,024
EMCOR Group	248,177	77,808,453
Emerson Electric	1,839,371	196,536,791
Exponent	276,064	22,330,817
Fastenal	2,534,528	185,045,889
Fortive	1,856,771	158,066,915
Gibraltar Industries *	219,038	16,964,493
Gorman-Rupp	554,759	20,709,153
Graco	889,136	81,142,551
Granite Construction	386,858	19,934,793
Greenbrier	380,693	19,700,863
H&E Equipment Services	342,685	19,358,276
Herc Holdings	148,262	23,526,214
Howmet Aerospace	2,175,419	144,774,134
Hubbell, Cl B	282,892	107,688,498
IDEX	399,143	94,157,834
Insteel Industries	538,674	19,613,120
Jacobs Solutions	665,703	97,625,345

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lincoln Electric Holdings	301,461	$77,354,893
MasTec *	413,378	31,193,504
MDU Resources Group	1,118,151	24,241,514
MRC Global *	1,680,569	19,376,961
Mueller Industries	605,743	31,123,075
Mueller Water Products, Cl A	1,253,769	19,496,108
MYR Group *	127,575	20,725,834
Norfolk Southern	728,565	184,603,800
Northwest Pipe *	609,767	18,189,350
Parker-Hannifin	375,560	201,093,602
Pentair	870,384	67,707,171
Powell Industries	227,260	42,097,642
Primoris Services	541,594	21,398,379
Quanta Services	767,602	185,383,559
RBC Bearings *	152,950	41,729,348
Regal Rexnord	350,116	60,041,393
Rockwell Automation	578,090	164,801,897
SPX Technologies *	239,302	28,043,801
Sterling Infrastructure *	241,947	25,801,228
Terex	352,693	20,226,944
Tetra Tech	280,960	49,819,827
Titan Machinery *	652,135	16,453,366
Trane Technologies	695,179	196,019,623
Trinity Industries	681,653	17,300,353
Tutor Perini *	2,053,573	23,266,982
Union Pacific	724,016	183,675,619
United Rentals	304,423	211,047,333
Valmont Industries	110,122	23,338,155
Wabash National	688,168	18,773,223
WESCO International	268,826	40,186,799
Woodward	315,532	44,644,623
Zurn Elkay Water Solutions	912,246	28,963,811
		4,667,889,499
Information Technology — 2.1%
Badger Meter	160,654	25,494,183
Calix *	392,049	13,670,749
Crane NXT	310,475	18,137,949
Trimble *	1,309,682	80,139,442
		137,442,323

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — 22.2%
Alcoa	936,527	$25,482,900
ATI *	669,185	32,910,518
Carpenter Technology	258,505	16,712,348
Century Aluminum *	1,546,797	16,194,965
Cleveland-Cliffs *	2,656,661	55,258,549
Commercial Metals	611,283	33,009,282
Eagle Materials	183,580	46,546,709
Haynes International	328,766	19,538,563
Knife River *	295,782	21,914,488
Louisiana-Pacific	378,016	27,961,844
Martin Marietta Materials	351,645	203,148,833
Materion	146,460	19,672,507
Metallus *	856,923	18,638,075
Minerals Technologies	263,358	19,056,585
Nucor	1,024,730	197,055,579
Reliance	303,016	97,334,800
RPM International	680,886	78,540,200
Ryerson Holding	518,755	16,382,283
Steel Dynamics	853,028	114,152,207
Summit Materials, Cl A *	650,331	27,775,637
United States Lime & Minerals	76,778	19,576,854
United States Steel	1,174,044	55,579,243
Vulcan Materials	702,026	186,633,612
Westlake	675,042	93,635,076
		1,442,711,657
Utilities — 2.7%
Sempra	2,456,427	173,423,746
TOTAL COMMON STOCK (Cost $5,058,545,717)		6,488,832,477
TOTAL INVESTMENTS — 99.9% (Cost $5,058,545,717)		$6,488,832,477

Percentages are based on Net Assets of $6,495,832,456.

*	Non-income producing security.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 2.1%
Materials — 2.1%
IGO	1,164,559	$6,020,940
Pilbara Minerals	2,596,101	7,099,915

TOTAL AUSTRALIA		13,120,855
CANADA — 3.5%
Industrials — 0.9%
Ballard Power Systems * (A)	1,786,356	5,609,158

Information Technology — 0.8%
BlackBerry *	1,826,897	5,078,773

Materials — 1.8%
Lithium Americas * (A)	1,107,099	6,089,106
Lithium Americas Argentina * (A)	1,116,802	5,508,464
		11,597,570
TOTAL CANADA		22,285,501
CHILE — 2.1%
Industrials — 1.1%
Sociedad Quimica y Minera de Chile ADR (A)	139,087	6,915,406

Materials — 1.0%
Lundin Mining	808,588	6,396,689

TOTAL CHILE		13,312,095
CHINA — 8.4%
Communication Services — 1.2%
Baidu ADR *	73,607	7,458,597

Consumer Discretionary — 3.6%
Geely Automobile Holdings	6,252,500	6,836,475
Nexteer Automotive Group	11,185,000	5,171,891
NIO ADR * (A)	989,433	5,689,240
XPeng ADR, Cl A * (A)	567,156	5,348,281
		23,045,887

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.7%
indie Semiconductor, Cl A *	888,898	$5,502,279
NXP Semiconductors	45,159	11,277,557
		16,779,836
Materials — 0.9%
Ganfeng Lithium Group, Cl H	1,759,533	5,843,534

TOTAL CHINA		53,127,854
FRANCE — 1.8%
Consumer Discretionary — 1.8%
Forvia *	294,070	4,189,453
Renault	173,604	7,238,431

TOTAL FRANCE		11,427,884
GERMANY — 2.5%
Consumer Discretionary — 1.1%
Continental	82,969	6,651,239

Information Technology — 1.4%
Infineon Technologies	243,026	8,703,639

TOTAL GERMANY		15,354,878
JAPAN — 11.5%
Consumer Discretionary — 8.4%
Denso	499,606	9,192,991
Honda Motor	823,345	9,802,905
Koito Manufacturing	401,640	5,083,898
Nissan Motor	1,675,835	6,592,715
Toyota Motor	910,439	22,026,455
		52,698,964
Industrials — 3.1%
GS Yuasa	432,266	8,130,078
Hitachi	134,867	11,412,378
		19,542,456
TOTAL JAPAN		72,241,420

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
JERSEY — 1.8%
Materials — 1.8%
Arcadium Lithium *	1,077,904	$5,917,693
Arcadium Lithium CDI *	1,059,657	5,354,382

TOTAL JERSEY		11,272,075
LUXEMBOURG — 1.0%
Materials — 1.0%
APERAM	196,147	5,994,212

NETHERLANDS — 1.1%
Information Technology — 1.1%
TomTom *	888,597	7,139,816

SINGAPORE — 1.3%
Information Technology — 1.3%
STMicroelectronics	180,600	8,154,547

SOUTH KOREA — 5.2%
Consumer Discretionary — 3.1%
Hyundai Motor	51,584	9,703,959
Kia Motors *	105,906	9,901,845
		19,605,804
Industrials — 1.1%
LG Energy Solution *	21,871	6,594,478

Information Technology — 1.0%
Samsung SDI	22,881	6,478,024

TOTAL SOUTH KOREA		32,678,306
TAIWAN — 1.1%
Industrials — 1.1%
Advanced Energy Solution Holding	300,100	6,769,209

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.9%
Materials — 0.9%
Johnson Matthey	300,839	$5,866,085

UNITED STATES — 54.2%
Communication Services — 2.8%
Alphabet, Cl A *	128,563	17,800,833

Consumer Discretionary — 15.8%
American Axle & Manufacturing Holdings *	770,661	5,332,974
Aptiv *	93,005	7,392,967
Ford Motor	775,976	9,653,141
General Motors	257,723	10,561,489
Gentherm *	130,939	7,445,192
Lear	50,624	6,953,206
Lucid Group * (A)	2,092,285	6,904,541
Luminar Technologies, Cl A * (A)	2,461,233	5,882,347
QuantumScape, Cl A * (A)	846,793	5,309,392
Stellantis	407,014	10,630,223
Tesla *	83,776	16,912,699
Visteon *	55,433	6,270,581
		99,248,752
Industrials — 9.3%
Bloom Energy, Cl A *	490,644	4,302,948
EnerSys	64,969	5,969,352
Honeywell International	70,989	14,107,644
Hyster-Yale Materials Handling	95,663	5,632,637
ITT	57,124	7,205,621
Nikola *	8,816,130	6,560,964
Plug Power * (A)	1,813,954	6,403,258
Westinghouse Air Brake Technologies	58,700	8,293,723
		58,476,147
Information Technology — 22.2%
Ambarella *	110,348	6,162,936
Apple	98,594	17,820,865
CEVA *	294,289	6,662,703
Coherent *	155,771	9,265,259
Intel	389,130	16,752,047

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	47,209	$19,527,531
MicroVision * (A)	2,523,372	5,955,158
NVIDIA	33,494	26,497,773
ON Semiconductor *	109,743	8,660,918
QUALCOMM	112,374	17,731,493
SiTime *	53,680	4,965,400
		140,002,083
Materials — 4.1%
Albemarle	55,833	7,696,579
ATI *	150,478	7,400,508
Cabot	83,717	7,111,759
Piedmont Lithium * (A)	268,402	3,907,933
		26,116,779
TOTAL UNITED STATES		341,644,594
TOTAL COMMON STOCK (Cost $789,713,891)		620,389,331

PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)	62,263	8,445,113
TOTAL PREFERRED STOCK (Cost $13,547,823)		8,445,113

SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270% (Cost $3,886,415)	3,886,415	3,886,415

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 5.9%
BNP Paribas 5.220%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $37,171,518 (collateralized by U.S. Treasury Obligations, ranging in par value $2,619,865 - $5,294,320, 2.750% - 3.625%, 05/15/2026 - 12/15/2028, with a total market value of $37,990,306) (Cost $37,166,129)	$37,166,129	$37,166,129
TOTAL INVESTMENTS — 106.3% (Cost $844,314,258)		$669,886,988

Percentages are based on Net Assets of $630,176,132.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $41,971,774.
(B)	There is currently no stated interest rate.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $37,166,129. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$620,389,331	$—	$—	$620,389,331
Preferred Stock	8,445,113	—	—	8,445,113
Short-Term Investment	3,886,415	—	—	3,886,415
Repurchase Agreement	—	37,166,129	—	37,166,129
Total Investments in Securities	$632,720,859	$37,166,129	$—	$669,886,988

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	226,509	$3,898,220

CANADA — 3.1%
Industrials — 1.2%
Thomson Reuters	102,745	16,212,133

Information Technology — 1.9%
Celestica *	126,328	5,372,730
Shopify, Cl A *	272,895	20,840,991
		26,213,721
TOTAL CANADA		42,425,854
CHINA — 8.3%
Communication Services — 3.4%
Baidu ADR *	64,360	6,521,599
Tencent Holdings	1,128,943	39,973,303
		46,494,902
Consumer Discretionary — 3.8%
Alibaba Group Holding ADR	523,431	38,749,597
Meituan, Cl B *	1,264,415	12,888,350
		51,637,947
Information Technology — 1.1%
NXP Semiconductors	58,008	14,486,338

TOTAL CHINA		112,619,187
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	168,250	3,925,451

GERMANY — 3.4%
Industrials — 2.6%
Siemens	181,141	35,860,073

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.8%
Infineon Technologies	295,471	$10,581,883

TOTAL GERMANY		46,441,956
ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	29,684	4,161,103

ITALY — 0.3%
Health Care — 0.3%
Amplifon	119,750	4,002,941

JAPAN — 2.7%
Consumer Discretionary — 0.3%
Rakuten Group *	872,884	4,782,287

Industrials — 0.9%
FANUC	227,113	6,634,182
Fujikura	483,007	5,899,224
		12,533,406
Information Technology — 1.5%
Fujitsu	46,535	7,270,802
NEC	61,491	4,145,415
Socionext (A)	178,889	4,593,241
Toshiba TEC	186,876	3,908,077
		19,917,535
TOTAL JAPAN		37,233,228
NETHERLANDS — 0.6%
Industrials — 0.6%
Wolters Kluwer	56,410	8,903,244

SOUTH KOREA — 4.2%
Information Technology — 4.2%
Samsung Electronics	687,728	37,908,708

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SK Hynix	163,786	$19,212,506

TOTAL SOUTH KOREA		57,121,214
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	698,843	3,801,706

SWITZERLAND — 0.2%
Information Technology — 0.2%
Temenos	39,298	2,958,898

TAIWAN — 1.1%
Information Technology — 1.1%
Acer	2,541,800	3,630,626
Advantech	363,657	4,486,823
Alchip Technologies	26,690	3,495,677
Global Unichip	58,200	2,927,537

TOTAL TAIWAN		14,540,663
UNITED STATES — 74.7%
Communication Services — 10.7%
Alphabet, Cl A *	263,479	36,481,302
Meta Platforms, Cl A	100,576	49,295,315
Netflix *	78,566	47,369,013
Snap, Cl A *	313,609	3,455,971
Trade Desk, Cl A *	101,151	8,641,330
		145,242,931
Consumer Discretionary — 6.4%
Amazon.com *	248,480	43,921,325
eBay	117,730	5,566,274
Tesla *	185,088	37,365,566
		86,853,165
Health Care — 0.7%
GE HealthCare Technologies	102,542	9,360,034

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.5%
Experian	208,094	$8,910,229
Genpact	106,159	3,609,406
Hubbell, Cl B	12,092	4,603,062
Rockwell Automation	25,606	7,299,758
Uber Technologies *	464,651	36,939,755
		61,362,210
Information Technology — 52.4%
Accenture, Cl A	104,744	39,255,956
Adobe *	64,814	36,313,988
Ambarella *	67,102	3,747,647
Apple	198,301	35,842,906
Broadcom	31,490	40,952,430
C3.ai, Cl A * (A)	146,231	5,406,160
Cadence Design Systems *	61,416	18,693,802
CCC Intelligent Solutions Holdings *	347,409	4,068,159
Cisco Systems	746,670	36,116,428
CyberArk Software *	16,372	4,318,279
Datadog, Cl A *	68,491	9,003,827
DocuSign, Cl A *	61,808	3,292,512
DXC Technology *	168,553	3,684,569
Fortinet *	172,999	11,955,961
Hewlett Packard Enterprise	292,788	4,459,161
Informatica, Cl A *	127,749	4,162,062
Intel	793,435	34,157,377
International Business Machines	222,574	41,182,867
Micron Technology	249,323	22,591,157
Microsoft	97,055	40,145,830
NVIDIA	64,810	51,272,487
Okta, Cl A *	44,796	4,806,611
Oracle	346,613	38,709,740
Pegasystems	80,766	5,253,021
Procore Technologies *	52,750	4,116,082
QUALCOMM	252,577	39,854,125
Salesforce *	139,847	43,187,551
Seagate Technology Holdings	47,676	4,436,252
ServiceNow *	51,415	39,658,446
Smartsheet, Cl A *	82,866	3,497,774
Splunk *	37,747	5,896,836

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Super Micro Computer *	12,480	$10,809,178
Synopsys *	34,141	19,587,716
Teradata *	81,591	3,069,453
Twilio, Cl A *	52,854	3,149,570
UiPath, Cl A *	163,870	3,891,912
Verint Systems *	132,499	4,188,293
Viasat *	160,074	3,132,648
Workday, Cl A *	47,098	13,877,897
Zebra Technologies, Cl A *	15,290	4,273,249
Zscaler *	33,314	8,060,989
		714,080,908
TOTAL UNITED STATES		1,016,899,248
TOTAL COMMON STOCK (Cost $1,206,935,148)		1,358,932,913

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.2%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $568,785 (collateralized by various U.S. Government Obligations, ranging in par value $148 - $761,604, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $580,075)	$568,701	568,701
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $568,785 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $41 - $57,468, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $580,075)	568,701	568,701

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $145,221 (collateralized by various U.S. Government Obligations, ranging in par value $14 - $23,289, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $148,104)	$145,200	$145,200
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $568,785 (collateralized by various U.S. Government Obligations, ranging in par value $98 - $74,793, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $580,075)	568,701	568,701
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $568,785 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $296 - $101,762, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $580,075)	568,701	568,701
TOTAL REPURCHASE AGREEMENTS (Cost $2,420,004)		2,420,004
TOTAL INVESTMENTS — 100.0% (Cost $1,209,355,152)		$1,361,352,917

Percentages are based on Net Assets of $1,361,175,129.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $5,094,988.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $2,420,004. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $2,169,663.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,358,932,913	$—	$—	$1,358,932,913
Repurchase Agreements	—	2,420,004	—	2,420,004
Total Investments in Securities	$1,358,932,913	$2,420,004	$—	$1,361,352,917

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 2.4%
Health Care — 2.4%
Genscript Biotech *	1,168,018	$2,360,265

GERMANY — 2.8%
Health Care — 2.8%
BioNTech ADR *	31,069	2,763,898

JAPAN — 0.5%
Health Care — 0.5%
Takara Bio	75,933	515,454

NETHERLANDS — 0.4%
Health Care — 0.4%
uniQure * (A)	69,803	401,367

SWITZERLAND — 6.4%
Health Care — 6.4%
CRISPR Therapeutics * (A)	75,531	6,361,221

UNITED STATES — 87.4%
Health Care — 87.4%
10X Genomics, Cl A *	79,863	3,724,810
2seventy bio * (A)	73,802	383,770
Agilent Technologies	28,620	3,931,243
Allogene Therapeutics *	175,934	863,836
Alnylam Pharmaceuticals *	18,555	2,803,475
Arrowhead Pharmaceuticals *	123,289	3,957,577
Avidity Biosciences *	117,783	2,155,429
Beam Therapeutics * (A)	110,510	4,364,040
BioMarin Pharmaceutical *	36,152	3,119,195
Bio-Techne	48,291	3,552,769
Bluebird Bio *	171,175	237,933
CareDx *	85,742	912,295
Caribou Biosciences * (A)	125,753	994,706
Editas Medicine, Cl A *	133,792	1,345,948
Fulgent Genetics *	31,439	709,264
Gilead Sciences	18,821	1,356,994

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	25,975	$3,632,084
Intellia Therapeutics *	121,382	3,898,790
Legend Biotech ADR *	46,217	3,011,500
Lyell Immunopharma *	199,791	583,390
Moderna *	38,553	3,556,129
Myriad Genetics *	130,284	2,726,844
Natera *	73,872	6,389,189
Pacific Biosciences of California * (A)	400,935	2,217,171
Poseida Therapeutics, Cl A * (A)	105,689	418,528
QIAGEN	77,856	3,331,439
REGENXBIO *	65,764	1,146,924
Rocket Pharmaceuticals *	123,427	3,616,411
Sana Biotechnology *	163,077	1,637,293
Sarepta Therapeutics *	27,595	3,529,401
Scilex Holding *(B)	226,071	256,590
Ultragenyx Pharmaceutical *	90,140	4,662,041
Veracyte *	118,979	2,801,955
Vertex Pharmaceuticals *	4,076	1,714,936
Verve Therapeutics *	70,768	1,206,594
Vir Biotechnology *	144,307	1,622,011

TOTAL UNITED STATES		86,372,504
TOTAL COMMON STOCK (Cost $135,862,703)		98,774,709

	Face Amount
REPURCHASE AGREEMENTS(C) — 5.2%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,199,661 (collateralized by various U.S. Government Obligations, ranging in par value $312 - $1,606,349, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $1,223,474)	$1,199,484	1,199,484

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,199,662 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $87 - $121,210, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $1,223,474)	$1,199,484	$1,199,484
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $306,300 (collateralized by various U.S. Government Obligations, ranging in par value $28 - $49,121, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $312,380)	306,255	306,255
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,199,661 (collateralized by various U.S. Government Obligations, ranging in par value $207 - $157,750, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $1,223,474)	1,199,484	1,199,484
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,199,661 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $624 - $214,632, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $1,223,474)	1,199,484	1,199,484

TOTAL REPURCHASE AGREEMENTS (Cost $5,104,191)		5,104,191
TOTAL INVESTMENTS — 105.1% (Cost $140,966,894)		$103,878,900

Percentages are based on Net Assets of $98,806,208.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $4,686,814.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $5,104,191. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$98,518,119	$—	$256,590	$98,774,709
Repurchase Agreements	—	5,104,191	—	5,104,191
Total Investments in Securities	$98,518,119	$5,104,191	$256,590	$103,878,900

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 4.2%
Information Technology — 4.2%
Shopify, Cl A *	339,958	$25,962,592

CHINA — 0.8%
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR	25,859	1,914,342

Information Technology — 0.5%
Kingsoft Cloud Holdings ADR * (A)	300,954	863,738
Vnet Group ADR *	1,312,250	2,033,987
		2,897,725
TOTAL CHINA		4,812,067
ISRAEL — 5.6%
Information Technology — 5.6%
Wix.com *	249,377	34,957,668

SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core REIT Management Pte ‡	2,717,325	1,576,049

SWEDEN — 3.1%
Information Technology — 3.1%
Sinch *	7,783,696	19,535,498

UNITED STATES — 86.0%
Communication Services — 8.4%
Alphabet, Cl A *	60,796	8,417,814
Netflix *	47,792	28,814,753
PubMatic, Cl A *	390,981	8,187,142
Vimeo *	1,442,170	6,907,994
		52,327,703
Consumer Discretionary — 2.1%
2U *	737,719	332,416

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	73,397	$12,973,654
		13,306,070

Health Care — 1.2%
HealthStream	277,784	7,577,948

Industrials — 3.6%
Paycom Software	124,775	22,757,712

Information Technology — 67.0%
Akamai Technologies *	192,801	21,385,487
Box, Cl A *	807,961	20,837,314
DigitalOcean Holdings *	817,202	30,988,300
Dropbox, Cl A *	767,873	18,390,558
Everbridge *	374,022	10,573,602
Fastly, Cl A *	1,188,298	16,897,597
Five9 *	359,441	21,925,901
Freshworks, Cl A *	1,112,563	22,740,788
International Business Machines	10,184	1,884,345
Microsoft	29,084	12,030,306
Procore Technologies *	402,120	31,377,424
Qualys *	132,911	22,842,084
Salesforce *	97,507	30,112,112
SPS Commerce *	124,385	23,031,127
Twilio, Cl A *	388,896	23,174,313
Workday, Cl A *	95,338	28,092,295
Workiva, Cl A *	232,209	19,997,839
Yext *	1,142,005	6,760,670
Zoom Video Communications, Cl A *	331,187	23,424,856
Zscaler *	127,502	30,851,659
		417,318,577
Real Estate — 3.7%
Digital Realty Trust ‡	155,824	22,876,521

TOTAL UNITED STATES		536,164,531
TOTAL COMMON STOCK (Cost $832,905,962)		623,008,405

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270% (Cost $45,214)	45,214	$45,214

	Face Amount
REPURCHASE AGREEMENT(C) — 0.1%
BNP Paribas 5.220%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $432,449 (collateralized by U.S. Treasury Obligations, ranging in par value $30,479 - $61,593, 2.750% - 3.625%, 05/15/2026 - 12/15/2028, with a total market value of $441,974) (Cost $432,386)	$432,386	432,386
TOTAL INVESTMENTS — 100.1% (Cost $833,383,562)		$623,486,005

Percentages are based on Net Assets of $623,146,451.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $456,904.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $477,600. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Cloud Computing ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$623,008,405	$—	$—	$623,008,405
Short-Term Investment	45,214	—	—	45,214
Repurchase Agreement	—	432,386	—	432,386
Total Investments in Securities	$623,053,619	$432,386	$—	$623,486,005

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Data Center REITs & Digital Infrastructure ETF(A) (B)	213,240	$3,271,102
Global X Disruptive Materials ETF(A)	240,121	3,342,484
Global X FinTech ETF(A) (B)	124,209	3,291,539
Global X Genomics & Biotechnology ETF*(A)	281,114	3,367,746
Global X Lithium & Battery Tech ETF(A) (B)	75,733	3,488,262
Global X Renewable Energy Producers ETF(A)	319,727	3,117,338
Global X Solar ETF*(A)	267,976	3,111,201
Global X Video Games & Esports ETF (A) (B)	151,654	3,055,828
TOTAL EXCHANGE TRADED FUNDS (Cost $35,809,464)		26,045,500

	Face Amount
REPURCHASE AGREEMENTS(C) — 9.2%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $563,577 (collateralized by various U.S. Government Obligations, ranging in par value $147 - $754,631, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $574,764)	$563,494	563,494
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $563,578 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $41 - $56,942, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $574,764)	563,494	563,494
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $143,894 (collateralized by various U.S. Government Obligations, ranging in par value $13 - $23,076, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $146,750)	143,873	143,873

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $563,577 (collateralized by various U.S. Government Obligations, ranging in par value $97 - $74,108, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $574,764)	$563,494	$563,494
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $563,577 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $293 - $100,830, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $574,764)	563,494	563,494
TOTAL REPURCHASE AGREEMENTS (Cost $2,397,849)		2,397,849
TOTAL INVESTMENTS — 109.1% (Cost $38,207,313)		$28,443,349

Percentages are based on Net Assets of $26,076,321.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $2,377,654.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $2,397,849. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,045,500	$—	$—	$26,045,500
Repurchase Agreements	—	2,397,849	—	2,397,849
Total Investments in Securities	$26,045,500	$2,397,849	$—	$28,443,349

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended February 29, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/29/2024	Income	Capital Gains
Global X Data Center REITs & Digital Infrastructure ETF
$4,264,049	$333,485	$(1,585,861)	$157,566	$101,863	$3,271,102	$26,389	$—
Global X Disruptive Materials ETF
3,261,090	836,249	(720,669)	112,898	(147,084)	3,342,484	26,551	—
Global X FinTech ETF
4,106,456	356,345	(1,881,125)	1,329,884	(620,021)	3,291,539	522	—
Global X Genomics & Biotechnology ETF
3,701,656	305,856	(1,150,357)	900,123	(389,532)	3,367,746	—	—
Global X Lithium & Battery Tech ETF
3,189,028	1,079,078	(679,973)	248,409	(348,280)	3,488,262	22,037	—
Global X Renewable Energy Producers ETF
3,671,894	439,509	(829,642)	131,174	(295,597)	3,117,338	26,866	—
Global X Solar ETF
3,017,274	797,271	(681,881)	143,417	(164,880)	3,111,201	—	—
Global X Video Games & Esports ETF
3,982,988	319,711	(1,308,590)	54,472	7,247	3,055,828	22,385	—
Totals:
$29,194,435	$4,467,504	$(8,838,098)	$3,077,943	$(1,856,284)	$26,045,500	$124,750	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 11.0%
Communication Services — 11.0%
Bilibili ADR * (A)	451,103	$4,366,677
HUYA ADR *	158,129	553,452
iDreamSky Technology Holdings * (A)	1,647,600	425,116
NetEase ADR	82,018	8,851,383

TOTAL CHINA		14,196,628
FRANCE — 2.5%
Communication Services — 2.5%
Ubisoft Entertainment *	139,468	3,199,604

HONG KONG — 0.7%
Communication Services — 0.7%
XD * (A)	480,300	896,943

IRELAND — 2.0%
Information Technology — 2.0%
Keywords Studios	140,540	2,549,293

JAPAN — 28.4%
Communication Services — 28.4%
Capcom	151,696	6,110,611
DeNA (A)	132,909	1,300,940
GungHo Online Entertainment	78,485	1,139,493
Koei Tecmo Holdings	211,881	2,650,813
Konami Group	94,480	6,363,055
Nexon	328,268	5,320,894
Nintendo	135,647	7,612,980
Square Enix Holdings	141,747	6,008,171

TOTAL JAPAN		36,506,957
POLAND — 2.5%
Communication Services — 2.5%
CD Projekt (A)	118,681	3,264,702

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 14.5%
Communication Services — 14.5%
Com2uS Holdings *	14,222	$383,426
Com2uSCorp	13,662	437,069
Devsisters *	13,914	433,637
Kakao Games *	67,116	1,181,939
Krafton *	39,327	6,704,137
NCSoft	28,841	4,201,828
Neowiz	21,750	360,975
Netmarble *	39,565	1,833,254
Nexon Games *	37,516	392,177
Pearl Abyss *	51,407	1,171,675
Wemade *	34,133	1,193,220
Wemade Max *	39,031	346,460

TOTAL SOUTH KOREA		18,639,797
SWEDEN — 3.4%
Communication Services — 3.4%
Embracer Group, Cl B * (A)	1,335,593	2,369,810
Modern Times Group MTG, Cl B *	166,829	1,203,561
Stillfront Group *	828,027	768,854

TOTAL SWEDEN		4,342,225
TAIWAN — 5.5%
Communication Services — 5.5%
Gamania Digital Entertainment	203,200	455,777
International Games System	207,100	5,582,157
Soft-World International	233,000	987,741

TOTAL TAIWAN		7,025,675
UNITED STATES — 29.4%
Communication Services — 17.4%
Electronic Arts	53,048	7,399,135
Playtika Holding *	120,317	891,549
ROBLOX, Cl A *	187,378	7,476,382
Take-Two Interactive Software *	45,195	6,640,501
		22,407,567

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 12.0%
AppLovin, Cl A *	131,978	$7,881,726
Corsair Gaming *	78,874	1,021,418
Unity Software *	219,745	6,442,924
		15,346,068
TOTAL UNITED STATES		37,753,635
TOTAL COMMON STOCK (Cost $196,883,550)		128,375,459

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.2%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,559,215 (collateralized by various U.S. Government Obligations, ranging in par value $406 - $2,087,793, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $1,590,165)	$1,558,985	1,558,985
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,559,216 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $112 - $157,539, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $1,590,165)	1,558,985	1,558,985
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $398,099 (collateralized by various U.S. Government Obligations, ranging in par value $37 - $63,842, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $406,001)	398,040	398,040

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,559,215 (collateralized by various U.S. Government Obligations, ranging in par value $269 - $205,030, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $1,590,165)	$1,558,985	$1,558,985
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,559,215 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $811 - $278,960, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $1,590,165)	1,558,985	1,558,985
TOTAL REPURCHASE AGREEMENTS (Cost $6,633,980)		6,633,980
TOTAL INVESTMENTS — 105.1% (Cost $203,517,530)		$135,009,439

Percentages are based on Net Assets of $128,429,018.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $5,503,346.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $6,633,980. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,375,459	$—	$—	$128,375,459
Repurchase Agreements	—	6,633,980	—	6,633,980
Total Investments in Securities	$128,375,459	$6,633,980	$—	$135,009,439

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 2.5%
Information Technology — 2.5%
BlackBerry * (A)	7,304,826	$20,307,416

ISRAEL — 9.1%
Information Technology — 9.1%
Check Point Software Technologies *	264,635	42,452,747
Radware *	1,693,287	30,072,777

TOTAL ISRAEL		72,525,524
JAPAN — 8.0%
Information Technology — 8.0%
Digital Arts	530,956	15,715,475
Hennge *	1,215,012	12,931,877
Trend Micro	709,504	35,202,624

TOTAL JAPAN		63,849,976
SOUTH KOREA — 2.6%
Information Technology — 2.6%
Ahnlab	378,323	20,313,979

UNITED KINGDOM — 3.9%
Information Technology — 3.9%
Arqit Quantum *	3,728,336	2,659,795
Darktrace *	6,283,906	28,369,187

TOTAL UNITED KINGDOM		31,028,982
UNITED STATES — 73.5%
Information Technology — 73.5%
A10 Networks	2,491,208	33,157,978
Crowdstrike Holdings, Cl A *	198,439	64,324,002
CyberArk Software *	156,163	41,189,553
Fortinet *	627,506	43,366,940
Gen Digital	2,112,249	45,392,231
Okta, Cl A *	398,621	42,772,033
OneSpan *	1,494,506	14,362,203
Palo Alto Networks * (A)	144,432	44,853,358
Qualys *	177,556	30,514,774

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Rapid7 *	574,962	$33,681,274
SentinelOne, Cl A *	1,789,054	50,397,651
Telos *	2,599,601	9,540,536
Tenable Holdings *	767,103	36,943,680
Varonis Systems, Cl B *	812,965	41,298,622
Zscaler *	227,897	55,144,237

TOTAL UNITED STATES		586,939,072
TOTAL COMMON STOCK (Cost $805,311,955)		794,964,949

	Face Amount
U.S. TREASURY OBLIGATION — 5.0%
U.S. Treasury Bill 5.307%, 04/02/24(B)	$40,000,000	39,811,555
TOTAL U.S. TREASURY OBLIGATION (Cost $39,835,577)		39,811,555

REPURCHASE AGREEMENTS(C) — 2.8%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,192,297 (collateralized by various U.S. Government Obligations, ranging in par value $1,351 - $6,952,498, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $5,295,362)	5,191,531	5,191,531
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,192,301 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $375 - $524,614, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $5,295,362)	5,191,531	5,191,531

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,325,696 (collateralized by various U.S. Government Obligations, ranging in par value $123 - $212,600, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $1,352,011)	$1,325,501	$1,325,501
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,192,297 (collateralized by various U.S. Government Obligations, ranging in par value $897 - $682,765, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $5,295,362)	5,191,531	5,191,531
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,192,297 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,700 - $928,957, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $5,295,364)	5,191,531	5,191,531
TOTAL REPURCHASE AGREEMENTS (Cost $22,091,625)		22,091,625
TOTAL INVESTMENTS — 107.4% (Cost $867,239,157)		$856,868,129

Percentages are based on Net Assets of $798,177,085.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $21,321,102.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Cybersecurity ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $22,091,625. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$794,964,949	$—	$—	$794,964,949
U.S. Treasury Obligation	—	39,811,555	—	39,811,555
Repurchase Agreements	—	22,091,625	—	22,091,625
Total Investments in Securities	$794,964,949	$61,903,180	$—	$856,868,129

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 7.6%
Consumer Staples — 7.6%
Alibaba Health Information Technology *	3,957,100	$1,738,762
JD Health International *	513,150	1,953,284
Ping An Healthcare and Technology * (A)	680,400	1,055,086

TOTAL CHINA		4,747,132
GERMANY — 1.8%
Health Care — 1.8%
CompuGroup Medical	34,783	1,105,119

JAPAN — 3.0%
Health Care — 3.0%
JMDC	40,520	1,002,780
Medley *	26,325	888,229

TOTAL JAPAN		1,891,009
SOUTH KOREA — 0.6%
Health Care — 0.6%
Genomictree *	21,782	359,053

UNITED STATES — 87.0%
Financials — 4.6%
eHealth *	30,399	200,633
Oscar Health, Cl A *	165,341	2,688,445
		2,889,078
Health Care — 82.4%
23andMe Holding, Cl A *	371,825	211,940
Agilent Technologies	21,404	2,940,053
American Well, Cl A *	289,301	312,445
AMN Healthcare Services *	30,085	1,692,883
Definitive Healthcare, Cl A *	58,177	553,845
Dexcom *	26,313	3,027,837
DocGo *	117,318	477,484
Doximity, Cl A *	101,847	2,875,141
GoodRx Holdings, Cl A *	96,254	749,819
Hims & Hers Health *	175,716	2,291,337

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	19,411	$2,714,240
iRhythm Technologies *	29,373	3,485,106
Laboratory Corp of America Holdings	11,236	2,425,066
LifeStance Health Group *	91,892	767,298
Masimo *	26,949	3,464,024
Omnicell *	57,757	1,515,544
Pacific Biosciences of California *	315,403	1,744,179
Phreesia *	67,406	1,668,298
Privia Health Group *	100,540	2,244,053
R1 RCM *	192,667	2,706,971
ResMed	156,788	2,721,794
Senseonics Holdings *	597,506	419,509
Sharecare *	368,478	346,369
Tandem Diabetes Care *	84,111	2,239,876
Teladoc Health *	127,259	1,919,066
TruBridge *	17,724	157,035
Twist Bioscience *	72,006	2,829,116
Veracyte *	93,649	2,205,434
Veradigm *	137,841	825,668
		51,531,430
TOTAL UNITED STATES		54,420,508
TOTAL COMMON STOCK (Cost $141,831,602)		62,522,821

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.270% (Cost $30,862)	30,862	30,862

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.5%
BNP Paribas 5.220%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $295,181 (collateralized by U.S. Treasury Obligations, ranging in par value $20,804 - $42,042, 2.750% - 3.625%, 05/15/2026 - 12/15/2028, with a total market value of $301,683) (Cost $295,138)	$295,138	$295,138
TOTAL INVESTMENTS — 100.5% (Cost $142,157,602)		$62,848,821

Percentages are based on Net Assets of $62,526,499.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $310,137.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $326,000. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,522,821	$—	$—	$62,522,821
Short-Term Investment	30,862	—	—	30,862
Repurchase Agreement	—	295,138	—	295,138
Total Investments in Securities	$62,553,683	$295,138	$—	$62,848,821

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.2%
Industrials — 1.3%
Ballard Power Systems * (A)	206,193	$647,446

Information Technology — 1.9%
Canadian Solar * (A)	44,621	941,057

TOTAL CANADA		1,588,503
CHINA — 15.1%
Industrials — 4.1%
China Everbright Environment Group (A)	4,249,400	1,579,521
Dongfang Electric, Cl H (A)	234,400	259,286
Goldwind Science & Technology, Cl H	521,700	198,583
		2,037,390
Information Technology — 11.0%
Daqo New Energy ADR *	51,645	1,099,006
Flat Glass Group, Cl H (A)	306,000	565,972
JinkoSolar Holding ADR	34,458	931,744
Xinyi Solar Holdings	4,804,900	2,921,434
		5,518,156
TOTAL CHINA		7,555,546
DENMARK — 10.1%
Industrials — 10.1%
Vestas Wind Systems *	181,020	5,044,057

GERMANY — 7.5%
Industrials — 4.7%
Nordex * (A)	163,297	1,859,885
Varta * (A)	29,247	476,800
		2,336,685
Information Technology — 2.8%
SMA Solar Technology *	23,914	1,424,607

TOTAL GERMANY		3,761,292

Schedule of Investments	February 29, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 1.6%
Industrials — 1.6%
Alfen * (A)	14,973	$806,422

NORWAY — 1.1%
Industrials — 1.1%
NEL * (A)	1,148,595	533,593

SOUTH KOREA — 8.5%
Industrials — 3.6%
CS Wind	28,975	1,124,968
Doosan Fuel Cell *	44,963	670,258
		1,795,226
Information Technology — 4.9%
Samsung SDI	8,739	2,474,169

TOTAL SOUTH KOREA		4,269,395
SWITZERLAND — 3.5%
Information Technology — 3.5%
Landis+Gyr Group	19,923	1,560,037
Meyer Burger Technology * (A)	2,474,942	186,348

TOTAL SWITZERLAND		1,746,385
TAIWAN — 4.4%
Information Technology — 4.4%
Simplo Technology	132,664	1,790,006
United Renewable Energy	1,120,700	439,636

TOTAL TAIWAN		2,229,642
UNITED KINGDOM — 6.1%
Industrials — 1.2%
Ceres Power Holdings * (A)	132,190	278,409
ITM Power * (A)	421,671	288,351
		566,760

Schedule of Investments	February 29, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.9%
Johnson Matthey	126,549	$2,467,589

TOTAL UNITED KINGDOM		3,034,349
UNITED STATES — 38.8%
Consumer Discretionary — 3.6%
QuantumScape, Cl A *	289,949	1,817,980

Industrials — 16.7%
Ameresco, Cl A *	23,455	491,617
Array Technologies *	104,275	1,422,311
Bloom Energy, Cl A * (A)	144,224	1,264,844
Fluence Energy, Cl A *	81,800	1,250,722
FuelCell Energy * (A)	307,998	366,518
Microvast Holdings * (A)	211,989	182,374
Plug Power * (A)	353,793	1,248,889
Shoals Technologies Group, Cl A *	117,294	1,504,882
Stem * (A)	106,817	286,270
SunPower, Cl A * (A)	120,396	374,432
		8,392,859
Information Technology — 18.5%
Enphase Energy *	31,919	4,054,032
First Solar *	21,621	3,327,256
Maxeon Solar Technologies *	36,106	144,785
SolarEdge Technologies *	25,608	1,720,089
		9,246,162
TOTAL UNITED STATES		19,457,001
TOTAL COMMON STOCK (Cost $130,965,828)		50,026,185

Schedule of Investments	February 29, 2024 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 12.5%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,474,219 (collateralized by various U.S. Government Obligations, ranging in par value $384 - $1,973,983, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $1,503,482)	$1,474,002	$1,474,002
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,474,221 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $106 - $148,951, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $1,503,482)	1,474,002	1,474,002
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $376,398 (collateralized by various U.S. Government Obligations, ranging in par value $35 - $60,362, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $383,870)	376,343	376,343
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,474,219 (collateralized by various U.S. Government Obligations, ranging in par value $255 - $193,854, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $1,503,482)	1,474,002	1,474,002

Schedule of Investments	February 29, 2024 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,474,219 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $766 - $263,754, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $1,503,483)	$1,474,002	$1,474,002
TOTAL REPURCHASE AGREEMENTS (Cost $6,272,351)		6,272,351
TOTAL INVESTMENTS — 112.4% (Cost $137,238,179)		$56,298,536

Percentages are based on Net Assets of $50,086,102.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $7,218,517.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $6,272,351. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $1,163,242.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X CleanTech ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,026,185	$—	$—	$50,026,185
Repurchase Agreements	—	6,272,351	—	6,272,351
Total Investments in Securities	$50,026,185	$6,272,351	$—	$56,298,536

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF (formerly, Global X Data Center REITs & Digital Infrastructure ETF)

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 5.3%
Information Technology — 5.3%
NEXTDC *	266,730	$3,065,483

CHINA — 8.7%
Communication Services — 5.1%
China Tower, Cl H	24,212,500	2,938,110

Information Technology — 3.6%
GDS Holdings ADR *	258,533	1,765,780
Vnet Group ADR *	195,498	303,022
		2,068,802
TOTAL CHINA		5,006,912
INDONESIA — 4.3%
Communication Services — 4.3%
Dayamitra Telekomunikasi	19,562,800	790,479
Sarana Menara Nusantara	29,178,861	1,708,212

TOTAL INDONESIA		2,498,691
NIGERIA — 0.9%
Communication Services — 0.9%
IHS Holding *	183,092	514,489

SINGAPORE — 3.9%
Real Estate — 3.9%
Keppel ‡	1,791,456	2,264,967

SOUTH KOREA — 0.5%
Communication Services — 0.5%
KINX *	4,384	303,548

TAIWAN — 4.0%
Information Technology — 4.0%
Silicon Motion Technology ADR	17,058	1,207,536
Winbond Electronics	1,224,176	1,082,450

TOTAL TAIWAN		2,289,986

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF (formerly, Global X Data Center REITs & Digital Infrastructure ETF)

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 72.2%
Information Technology — 16.7%
Advanced Micro Devices *	7,476	$1,439,354
Applied Digital *	122,893	510,006
Intel	23,248	1,000,826
Microchip Technology	12,835	1,079,937
Micron Technology	13,302	1,205,294
NVIDIA	2,008	1,588,569
Super Micro Computer *	3,237	2,803,631
		9,627,617
Real Estate — 55.5%
American Tower ‡	31,527	6,269,459
Crown Castle ‡	58,584	6,440,725
Digital Realty Trust ‡	36,122	5,303,071
DigitalBridge Group	135,945	2,497,310
Equinix ‡	8,096	7,195,887
SBA Communications, Cl A ‡	10,301	2,155,278
Uniti Group ‡	351,580	2,060,259
		31,921,989
TOTAL UNITED STATES		41,549,606
TOTAL COMMON STOCK (Cost $62,195,621)		57,493,682

	Face Amount
U.S. TREASURY OBLIGATION — 6.9%
U.S. Treasury Bill 5.307%, 04/02/24(A)	$4,000,000	3,981,156
TOTAL U.S. TREASURY OBLIGATION (Cost $3,983,558)		3,981,156
TOTAL INVESTMENTS — 106.7% (Cost $66,179,179)		$61,474,838

Percentages are based on Net Assets of $57,592,782.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF (formerly, Global X Data Center REITs & Digital Infrastructure ETF)

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,493,682	$—	$—	$57,493,682
U.S. Treasury Obligation	—	3,981,156	—	3,981,156
Total Investments in Securities	$57,493,682	$3,981,156	$—	$61,474,838

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 3.8%
Utilities — 3.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,594	$312,170
Cia de Saneamento de Minas Gerais Copasa MG	10,585	44,034

TOTAL BRAZIL		356,204
CAYMAN ISLANDS — 0.4%
Utilities — 0.4%
Consolidated Water	1,125	33,255

CHINA — 3.8%
Industrials — 0.7%
Beijing Originwater Technology, Cl A	60,100	42,457
BGT Group, Cl A	16,200	18,324
		60,781
Utilities — 3.1%
Beijing Capital Eco-Environment Protection Group, Cl A	219,400	85,564
Beijing Enterprises Water Group	231,740	54,466
Chengdu Xingrong Environment, Cl A	69,100	58,213
Guangdong Investment	161,700	96,250
		294,493
TOTAL CHINA		355,274
JAPAN — 4.0%
Industrials — 4.0%
Kurita Water Industries	5,605	228,027
Nomura Micro Science	635	81,035
Organo	1,434	73,487

TOTAL JAPAN		382,549
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies *	621	40,171

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.9%
Utilities — 0.9%
Keppel Infrastructure Trust	245,718	$89,545

SOUTH KOREA — 1.3%
Consumer Discretionary — 1.3%
Coway	3,062	124,632

UNITED KINGDOM — 8.6%
Utilities — 8.6%
Severn Trent	12,590	398,140
United Utilities Group	31,594	409,637

TOTAL UNITED KINGDOM		807,777
UNITED STATES — 76.6%
Industrials — 50.0%
A O Smith	5,381	446,085
Advanced Drainage Systems	2,977	485,965
Core & Main, Cl A *	5,107	243,757
Energy Recovery *	3,115	48,687
Ferguson	4,300	909,235
Franklin Electric	2,263	235,261
Mueller Water Products, Cl A	8,723	135,643
Pentair	8,497	660,982
Reliance Worldwide	38,364	136,895
Watts Water Technologies, Cl A	1,539	313,879
Xylem	6,722	854,030
Zurn Elkay Water Solutions	8,042	255,334
		4,725,753
Information Technology — 2.8%
Badger Meter	1,659	263,267

Materials — 8.9%
Ecolab	3,731	838,878

Utilities — 14.9%
American States Water	2,088	149,104
American Water Works	4,906	581,557

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Artesian Resources, Cl A	544	$18,752
California Water Service Group	3,259	149,555
Essential Utilities	9,736	338,618
Middlesex Water	986	50,178
SJW Group	1,642	90,409
York Water	796	28,178
		1,406,351
TOTAL UNITED STATES		7,234,249
TOTAL COMMON STOCK (Cost $8,497,413)		9,423,656
TOTAL INVESTMENTS — 99.8% (Cost $8,497,413)		$9,423,656

Percentages are based on Net Assets of $9,442,490.

*	Non-income producing security.

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA — 1.0%
Materials — 1.0%
Bioceres Crop Solutions *	3,422	$44,931

AUSTRALIA — 3.7%
Materials — 3.7%
Nufarm	45,426	170,376

CANADA — 13.0%
Consumer Staples — 2.5%
Maple Leaf Foods	690	11,746
SunOpta *	14,396	101,204
		112,950
Materials — 10.5%
Nutrien	9,174	479,250

TOTAL CANADA		592,200
CHINA — 12.1%
Consumer Staples — 12.1%
Cheng De Lolo, Cl A	155,380	170,362
Hebei Yangyuan Zhihui Beverage, Cl A	58,000	201,886
Yuan Longping High-tech Agriculture, Cl A *	86,300	166,366
Zhe Jiang Li Zi Yuan Food, Cl A	6,100	9,761

TOTAL CHINA		548,375
ISRAEL — 0.6%
Materials — 0.6%
ICL Group	5,421	28,671

JAPAN — 12.1%
Industrials — 12.1%
Kubota	37,429	548,669

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	90,805	16,153

Schedule of Investments	February 29, 2024 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 9.1%
Consumer Staples — 3.9%
Unilever	3,651	$178,567

Industrials — 5.2%
CNH Industrial	19,546	233,574

TOTAL UNITED KINGDOM		412,141
UNITED STATES — 47.7%
Consumer Discretionary — 0.4%
GrowGeneration *	7,896	16,898

Consumer Staples — 12.0%
Archer-Daniels-Midland	2,356	125,127
Benson Hill *	56,859	14,072
Beyond Meat *	9,517	101,737
Hain Celestial Group *	1,157	11,570
Ingredion	471	55,404
Kellanova	2,199	121,275
Oatly Group ADR *	59,042	65,537
Sprouts Farmers Market *	785	49,015
		543,737
Industrials — 17.2%
AGCO	1,681	184,406
Deere	1,386	505,959
Hydrofarm Holdings Group *	14,914	13,466
Titan Machinery *	3,117	78,642
		782,473
Materials — 18.1%
Corteva	11,171	597,872
FMC	3,666	206,726
Scotts Miracle-Gro, Cl A	298	19,578
		824,176
TOTAL UNITED STATES		2,167,284
TOTAL COMMON STOCK (Cost $4,896,562)		4,528,800

Schedule of Investments	February 29, 2024 (Unaudited)

Global X AgTech & Food Innovation ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 6.6%
U.S. Treasury Bill 5.307%, 04/02/2024(A)	$300,000	$298,587
TOTAL U.S. TREASURY OBLIGATION (Cost $298,767)		298,587
TOTAL INVESTMENTS — 106.2% (Cost $5,195,329)		$4,827,387

Percentages are based on Net Assets of $4,543,737.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,528,800	$—	$—	$4,528,800
U.S. Treasury Obligation	—	298,587	—	298,587
Total Investments in Securities	$4,528,800	$298,587	$—	$4,827,387

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 3.7%
Information Technology — 3.7%
Iris Energy *	999,434	$5,896,661

CANADA — 9.8%
Information Technology — 9.8%
Bitfarms * (A)	3,166,287	9,080,884
Hive Digital Technologies *	930,572	3,540,201
Hut 8 * (A)	327,975	2,790,453

TOTAL CANADA		15,411,538
CHINA — 5.5%
Financials — 0.9%
OSL Group *	1,109,600	1,415,913

Information Technology — 4.6%
Bit Digital * (A)	1,688,798	4,390,875
Canaan ADR * (A)	1,815,577	2,850,456
		7,241,331
TOTAL CHINA		8,657,244
GERMANY — 1.0%
Information Technology — 1.0%
Northern Data * (A)	46,572	1,559,808

JAPAN — 1.1%
Financials — 0.9%
SBI Holdings	51,343	1,380,742

Information Technology — 0.2%
GMO internet group	15,575	281,332

TOTAL JAPAN		1,662,074
THAILAND — 0.4%
Information Technology — 0.4%
Jasmine Technology Solution NVDR *	256,300	602,071

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.5%
Information Technology — 0.5%
Argo Blockchain * (A)	4,040,404	$868,849

UNITED STATES — 77.9%
Financials — 26.4%
Bakkt Holdings, Cl A * (A)	1,720,532	997,908
Block, Cl A *	38,461	3,056,496
Coinbase Global, Cl A *	130,946	26,655,368
Galaxy Digital Holdings * (A)	588,093	6,187,258
PayPal Holdings *	30,654	1,849,662
Robinhood Markets, Cl A *	173,559	2,830,747
		41,577,439
Information Technology — 51.5%
Applied Digital * (A)	720,988	2,992,100
Cipher Mining *	634,228	1,877,315
Cleanspark * (A)	1,674,836	28,003,258
Marathon Digital Holdings * (A)	1,046,123	27,094,586
NVIDIA	3,813	3,016,540
Riot Platforms * (A)	971,313	13,714,940
Terawulf * (A)	2,330,299	4,369,311
		81,068,050
TOTAL UNITED STATES		122,645,489
TOTAL COMMON STOCK (Cost $107,679,776)		157,303,734

	Face Amount
U.S. TREASURY OBLIGATION — 19.0%
U.S. Treasury Bill 5.307%, 04/02/2024(B)	$30,000,000	29,858,667
TOTAL U.S. TREASURY OBLIGATION (Cost $29,876,683)		29,858,667

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 14.7%
Bank of America 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,429,170 (collateralized by various U.S. Government Obligations, ranging in par value $1,413 - $7,269,672, 0.000% - 7.500%, 02/01/2026 - 01/20/2064, with a total market value of $5,536,936)	$5,428,369	$5,428,369
Daiwa Capital Markets 5.340%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,429,174 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $392 - $548,547, 0.000% - 7.000%, 04/11/2024 - 03/01/2054, with a total market value of $5,536,936)	5,428,369	5,428,369
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $1,386,171 (collateralized by various U.S. Government Obligations, ranging in par value $129 - $222,298, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $1,413,686)	1,385,967	1,385,967
HSBC Securities 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,429,170 (collateralized by various U.S. Government Obligations, ranging in par value $938 - $713,913, 1.500% - 7.500%, 05/01/2031 - 05/01/2058, with a total market value of $5,536,936)	5,428,369	5,428,369

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.310%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $5,429,170 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,823 - $971,336, 1.750% - 6.500%, 10/01/2027 - 11/20/2053, with a total market value of $5,536,938)	$5,428,369	$5,428,369

TOTAL REPURCHASE AGREEMENTS (Cost $23,099,443)		23,099,443
TOTAL INVESTMENTS — 133.6% (Cost $160,655,902)		$210,261,844

Percentages are based on Net Assets of $157,408,002.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $19,888,124.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $23,099,443. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)

Global X Blockchain ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$157,303,734	$—	$—	$157,303,734
U.S. Treasury Obligation	—	29,858,667	—	29,858,667
Repurchase Agreements	—	23,099,443	—	23,099,443
Total Investments in Securities	$157,303,734	$52,958,110	$—	$210,261,844

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 9.5%
Industrials — 9.5%
Ballard Power Systems *	1,064,169	$3,341,491
NFI Group *	12,643	112,974

TOTAL CANADA		3,454,465
DENMARK — 3.3%
Industrials — 3.3%
Green Hydrogen Systems, Cl A *	1,254,812	1,213,224

FRANCE — 2.0%
Consumer Discretionary — 0.4%
Cie Plastic Omnium	10,010	119,480

Industrials — 1.6%
McPhy Energy *	265,704	588,287

TOTAL FRANCE		707,767
GERMANY — 4.7%
Industrials — 4.7%
SFC Energy *	92,142	1,715,030

JAPAN — 3.0%
Consumer Discretionary — 3.0%
Toyota Motor	44,696	1,081,340

NORWAY — 10.4%
Industrials — 10.4%
Hexagon Purus *	909,609	614,459
NEL *	6,858,724	3,186,297

TOTAL NORWAY		3,800,756
SOUTH KOREA — 11.0%
Consumer Discretionary — 5.3%
Iljin Hysolus ltd *	110,251	1,945,703

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.7%
Doosan *	1,979	$135,243
Doosan Fuel Cell *	128,921	1,921,810
		2,057,053
TOTAL SOUTH KOREA		4,002,756
SWEDEN — 4.1%
Industrials — 4.1%
PowerCell Sweden *	451,485	1,485,686

UNITED KINGDOM — 15.0%
Industrials — 14.0%
AFC Energy *	8,175,642	1,602,965
Ceres Power Holdings *	756,645	1,593,592
ITM Power *	2,795,410	1,911,579
		5,108,136
Materials — 1.0%
Johnson Matthey	18,165	354,201

TOTAL UNITED KINGDOM		5,462,337
UNITED STATES — 36.9%
Industrials — 32.3%
Bloom Energy, Cl A *	414,770	3,637,533
Cummins	3,833	1,029,582
FuelCell Energy *	1,592,270	1,894,801
Hyster-Yale Materials Handling	2,698	158,858
Hyzon Motors *	1,101,461	694,141
Plug Power *	1,232,541	4,350,870
		11,765,785
Materials — 4.6%
Air Products & Chemicals	3,125	731,375
Linde PLC	2,092	938,932
		1,670,307
TOTAL UNITED STATES		13,436,092
TOTAL COMMON STOCK (Cost $71,261,175)		36,359,453

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 8.2%
U.S. Treasury Bill 5.307%, 04/02/2024(A)	$3,000,000	$2,985,866
TOTAL U.S. TREASURY OBLIGATION (Cost $2,987,668)		2,985,866
TOTAL INVESTMENTS — 108.1% (Cost $74,248,843)		$39,345,319

Percentages are based on Net Assets of $36,397,678.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,359,453	$—	$—	$36,359,453
U.S. Treasury Obligation	—	2,985,866	—	2,985,866
Total Investments in Securities	$36,359,453	$2,985,866	$—	$39,345,319

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 1.3%
Information Technology — 1.3%
Canadian Solar *	3,704	$78,117

CHINA — 51.1%
Industrials — 17.0%
Ginlong Technologies, Cl A	17,550	158,639
GoodWe Technologies, Cl A	1,841	27,718
Lingda Group, Cl A *	12,500	14,434
Ningbo Deye Technology, Cl A	25,500	296,221
Sineng Electric, Cl A	12,661	45,634
Sungrow Power Supply, Cl A	42,900	519,248
		1,061,894
Information Technology — 31.3%
Changzhou Almaden Stock, Cl A	6,300	19,052
EGing Photovoltaic Technology, Cl A *	59,600	36,727
Flat Glass Group, Cl H (A)	28,300	52,343
GCL System Integration Technology, Cl A *	253,000	92,699
Hainan Drinda New Energy Technology, Cl A	8,900	84,575
Hangzhou First Applied Material, Cl A	45,532	175,802
JA Solar Technology, Cl A	96,704	251,650
LONGi Green Energy Technology, Cl A	158,860	468,296
Risen Energy, Cl A	60,900	136,756
Shanghai Aiko Solar Energy, Cl A	84,840	178,152
Shenzhen SC New Energy Technology, Cl A	19,600	176,135
Shenzhen Topraysolar, Cl A	51,900	27,732
Xinyi Solar Holdings (A)	290,800	176,810
Zhejiang Akcome New Energy Technology, Cl A *	265,800	78,206
		1,954,935
Materials — 1.0%
Henan Yicheng New Energy, Cl A *	102,700	61,860

Utilities — 1.8%
CECEP Solar Energy, Cl A	122,000	92,111

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xinyi Energy Holdings	133,500	$18,587
		110,698
TOTAL CHINA		3,189,387
GERMANY — 3.1%
Information Technology — 1.7%
SMA Solar Technology *	1,809	107,766

Utilities — 1.4%
Encavis *	7,258	86,750

TOTAL GERMANY		194,516
JAPAN — 0.6%
Industrials — 0.1%
Abalance	707	9,514

Utilities — 0.5%
West Holdings	1,537	30,376

TOTAL JAPAN		39,890
SOUTH KOREA — 2.5%
Information Technology — 0.3%
HD Hyundai Energy Solutions *	1,041	18,176

Materials — 2.2%
Hanwha Solutions	6,547	136,437

TOTAL SOUTH KOREA		154,613
SPAIN — 2.2%
Utilities — 2.2%
Atlantica Sustainable Infrastructure	4,783	85,903
Solaria Energia y Medio Ambiente *	4,173	49,764

TOTAL SPAIN		135,667

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.2%
Information Technology — 0.2%
Meyer Burger Technology * (A)	202,463	$15,244

TAIWAN — 1.7%
Information Technology — 1.7%
Motech Industries	24,590	21,510
Tainergy Tech *	22,500	18,614
TSEC	34,477	30,376
United Renewable Energy	98,318	38,569

TOTAL TAIWAN		109,069
TURKEY — 0.5%
Utilities — 0.5%
Esenboga Elektrik Uretim	22,948	16,921
Margun Enerji Uretim Sanayi VE Ticaret	28,853	14,510

TOTAL TURKEY		31,431
UNITED STATES — 36.7%
Industrials — 11.0%
Array Technologies *	12,050	164,362
NEXTracker, Cl A *	3,259	183,286
Shoals Technologies Group, Cl A *	11,643	149,380
SunPower, Cl A * (A)	6,284	19,543
Sunrun *	14,010	168,680
		685,251
Information Technology — 24.2%
Enphase Energy *	5,735	728,402
First Solar *	3,365	517,840
Maxeon Solar Technologies *	3,720	14,917
SolarEdge Technologies *	3,775	253,567
		1,514,726
Utilities — 1.5%
Altus Power, Cl A *	6,192	42,168

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sunnova Energy International *	7,347	$53,486
		95,654
TOTAL UNITED STATES		2,295,631
TOTAL COMMON STOCK (Cost $8,238,222)		6,243,565

	Face Amount
REPURCHASE AGREEMENT(B) — 1.4%
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $86,668 (collateralized by various U.S. Government Obligations, ranging in par value $8 - $13,899, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $88,388) (Cost $86,655)	$86,655	86,655
TOTAL INVESTMENTS — 101.3% (Cost $8,324,877)		$6,330,220

Percentages are based on Net Assets of $6,246,721.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $78,505.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $86,655. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Solar ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,243,565	$—	$—	$6,243,565
Repurchase Agreement	—	86,655	—	86,655
Total Investments in Securities	$6,243,565	$86,655	$—	$6,330,220

Amounts designated as “ --” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 18.5%
Utilities — 18.5%
Boralex, Cl A	5,497	$120,895
Innergex Renewable Energy	11,447	71,314
Northland Power	16,750	284,034

TOTAL CANADA		476,243
CHINA — 31.2%
Industrials — 21.2%
Dajin Heavy Industry, Cl A	30,850	92,868
Jiangsu Haili Wind Power Equipment Technology, Cl A	5,000	30,499
Jinlei Technology, Cl A	16,550	45,387
Ming Yang Smart Energy Group, Cl A	104,500	147,934
Qingdao Tianneng Heavy Industries, Cl A	54,400	39,411
Shanghai Taisheng Wind Power Equipment, Cl A	68,900	77,838
Titan Wind Energy Suzhou, Cl A *	64,000	88,735
Windey Energy Technology Group, Cl A	18,400	23,443
		546,115
Utilities — 10.0%
CECEP Wind-Power, Cl A	272,960	113,651
China Datang Renewable Power, Cl H (A)	57,300	13,028
China Longyuan Power Group, Cl H	139,500	98,716
Jiangsu New Energy Development, Cl A	23,100	32,637
		258,032
TOTAL CHINA		804,147
DENMARK — 29.6%
Industrials — 13.8%
Vestas Wind Systems *	12,746	355,163

Utilities — 15.8%
Orsted	7,286	409,026

TOTAL DENMARK		764,189

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 3.7%
Industrials — 3.7%
Nordex *	8,362	$95,240

GREECE — 2.7%
Utilities — 2.7%
Terna Energy	3,859	69,280

INDIA — 2.8%
Utilities — 2.8%
ReNew Energy Global, Cl A *	11,262	73,203

SOUTH KOREA — 2.6%
Industrials — 2.6%
CS Bearing *	987	5,848
CS Wind	1,579	61,306

TOTAL SOUTH KOREA		67,154
SPAIN — 3.2%
Utilities — 3.2%
ACCIONA Energias Renovables	3,995	82,573

SWEDEN — 1.6%
Industrials — 1.6%
OX2, Cl B *	8,343	41,927

TAIWAN — 3.0%
Materials — 3.0%
Century Iron & Steel Industrial	9,400	76,575

TURKEY — 0.8%
Industrials — 0.4%
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret *	3,058	9,237

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Galata Wind Enerji	12,040	$10,744

TOTAL TURKEY		19,981
TOTAL COMMON STOCK (Cost $4,129,626)		2,570,512

	Face Amount
REPURCHASE AGREEMENT(B) — 0.4%
Deutsche Bank Securities 5.300%, dated 02/29/2024, to be repurchased on 03/01/2024, repurchase price $10,796 (collateralized by various U.S. Government Obligations, ranging in par value $1 - $1,731, 2.000% - 7.500%, 06/01/2036 - 10/15/2062, with a total market value of $11,010) (Cost $10,794)	$10,794	10,794
TOTAL INVESTMENTS — 100.1% (Cost $4,140,420)		$2,581,306

Percentages are based on Net Assets of $2,577,981.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2024. The total market value of securities on loan at February 29, 2024 was $9,771.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $10,794. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $–.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Wind Energy ETF

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,570,512	$—	$—	$2,570,512
Repurchase Agreement	—	10,794	—	10,794
Total Investments in Securities	$2,570,512	$10,794	$—	$2,581,306

Amounts designated as “ --” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 6.9%
Communication Services — 5.4%
Domain Holdings Australia	11,478	$24,888
REA Group	1,133	143,206
		168,094
Real Estate — 1.5%
PEXA Group *	5,704	47,504

TOTAL AUSTRALIA		215,598
CHINA — 7.8%
Information Technology — 0.3%
Ming Yuan Cloud Group Holdings *	35,490	10,155

Real Estate — 7.5%
KE Holdings ADR	17,255	234,495

TOTAL CHINA		244,650
GERMANY — 10.2%
Communication Services — 4.5%
Scout24	1,925	139,986

Financials — 1.2%
Hypoport *	187	38,955

Information Technology — 4.5%
Nemetschek	1,479	141,131

TOTAL GERMANY		320,072
JAPAN — 0.6%
Communication Services — 0.3%
GA Technologies *	862	8,720

Real Estate — 0.3%
SRE Holdings *	435	10,521

TOTAL JAPAN		19,241

Schedule of Investments	February 29, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.4%
Communication Services — 3.4%
Hemnet Group	3,479	$106,379

SWITZERLAND — 2.5%
Real Estate — 2.5%
IWG *	33,222	78,080

UNITED KINGDOM — 4.5%
Communication Services — 4.5%
Rightmove	19,613	140,570

UNITED STATES — 63.4%
Communication Services — 0.3%
Angi, Cl A *	3,297	9,463

Consumer Discretionary — 11.4%
ADT	14,685	106,613
Airbnb, Cl A *	1,596	251,322
		357,935
Financials — 3.1%
Better Home & Finance Holding *	10,022	5,361
Rocket, Cl A *	5,450	68,452
UWM Holdings	3,911	24,952
		98,765
Industrials — 4.4%
Resideo Technologies *	6,185	138,111

Information Technology — 28.9%
Alarm.com Holdings *	1,972	149,261
Appfolio, Cl A *	589	142,591
Arlo Technologies *	4,143	43,129
Blend Labs, Cl A *	7,172	17,643
Guidewire Software *	2,043	243,812
Matterport *	12,021	25,484
Porch Group *	3,453	11,533
Procore Technologies *	3,207	250,242

Schedule of Investments	February 29, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SmartRent, Cl A *	7,669	$22,240
		905,935
Real Estate — 15.3%
CoStar Group *	2,991	260,307
Opendoor Technologies *	24,926	76,772
Zillow Group, Cl C *	2,510	140,936
		478,015
TOTAL UNITED STATES		1,988,224
TOTAL COMMON STOCK (Cost $2,571,624)		3,112,814
TOTAL INVESTMENTS — 99.3% (Cost $2,571,624)		$3,112,814

Percentages are based on Net Assets of $3,133,903.

*	Non-income producing security.

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
FRANCE — 5.6%
Industrials — 5.6%
Dassault Aviation	1,927	$381,401
Thales	5,519	818,512

TOTAL FRANCE		1,199,913
GERMANY — 6.7%
Industrials — 6.7%
Hensoldt	5,025	183,253
Rheinmetall	2,737	1,255,817

TOTAL GERMANY		1,439,070
ISRAEL — 2.5%
Industrials — 2.5%
Elbit Systems	2,397	532,875

ITALY — 3.8%
Industrials — 3.8%
Leonardo	38,488	822,788

SOUTH KOREA — 4.3%
Industrials — 4.3%
Hanwha Aerospace	3,234	455,373
Hanwha Systems	6,296	78,818
Korea Aerospace Industries *	6,759	260,391
LIG Nex1	1,172	126,037

TOTAL SOUTH KOREA		920,619
SWEDEN — 3.2%
Industrials — 3.2%
Saab, Cl B	8,684	685,156

TURKEY — 1.0%
Industrials — 1.0%
Aselsan Elektronik Sanayi Ve Ticaret	113,341	217,826

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 11.0%
Industrials — 11.0%
Babcock International Group	45,414	$281,371
BAE Systems	112,378	1,765,524
Chemring Group	26,108	114,597
QinetiQ Group	43,323	203,093

TOTAL UNITED KINGDOM		2,364,585
UNITED STATES — 61.7%
Industrials — 56.0%
AeroVironment *	2,488	315,454
BWX Technologies	8,830	890,329
General Dynamics	6,008	1,641,686
Huntington Ingalls Industries	3,515	1,025,044
Kratos Defense & Security Solutions *	12,127	221,197
L3Harris Technologies	4,481	948,448
Leidos Holdings	7,868	1,006,002
Lockheed Martin	3,313	1,418,759
Mercury Systems *	5,310	158,610
Moog, Cl A	2,695	404,115
National Presto Industries	482	37,273
Northrop Grumman	3,175	1,463,739
Parsons *	10,008	806,745
RTX	18,493	1,658,267
Terran Orbital *	12,638	13,649
		12,009,317
Information Technology — 5.7%
BigBear.ai Holdings *	4,298	14,441
OSI Systems *	1,522	199,656
Palantir Technologies, Cl A *	40,486	1,015,389
		1,229,486
TOTAL UNITED STATES		13,238,803
TOTAL COMMON STOCK (Cost $19,624,188)		21,421,635
TOTAL INVESTMENTS — 99.8% (Cost $19,624,188)		$21,421,635

Percentages are based on Net Assets of $21,455,876.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Defense Tech ETF

*	Non-income producing security.

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

GLX-QH-008-1600

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 64.3%
Angola — 0.8%
Angolan Government International Bond 8.750%, 04/14/32	$1,200,000	$1,051,500
Argentina — 2.2%
Argentine Republic Government International Bond
4.250%, 01/09/38(A)	2,200,000	916,109
3.625%, 07/09/35(A)	3,100,000	1,148,968
3.500%, 07/09/41(A)	2,200,000	790,362
		2,855,439
Azerbaijan — 0.4%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	600,000	504,870
Bahrain — 0.4%
Bahrain Government International Bond 6.750%, 09/20/29	200,000	199,550
Bahrain Government International Bond MTN 5.250%, 01/25/33	300,000	262,404
		461,954
Brazil — 2.3%
Brazilian Government International Bond
7.125%, 05/13/54	500,000	499,614
6.000%, 10/20/33	1,000,000	989,542
5.625%, 02/21/47	400,000	339,987
4.500%, 05/30/29	1,200,000	1,134,047
3.750%, 09/12/31	200,000	173,777
		3,136,967
Chile — 1.7%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	938,989
3.860%, 06/21/47	200,000	156,427
3.500%, 01/25/50	600,000	433,909
3.240%, 02/06/28	800,000	747,628
		2,276,953

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.8%
Colombia Government International Bond
5.200%, 05/15/49	$1,400,000	$1,012,482
4.500%, 03/15/29	600,000	546,362
4.125%, 05/15/51	500,000	305,202
3.875%, 04/25/27	1,000,000	940,002
3.250%, 04/22/32	900,000	692,604
3.125%, 04/15/31	400,000	315,313
		3,811,965
Costa Rica — 1.2%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	411,500
6.125%, 02/19/31	1,200,000	1,213,500
		1,625,000
Dominican Republic — 3.5%
Dominican Republic International Bond
7.050%, 02/03/31	500,000	515,500
6.400%, 06/05/49	600,000	560,527
6.000%, 07/19/28	1,000,000	995,015
5.950%, 01/25/27	500,000	498,000
4.875%, 09/23/32	1,200,000	1,065,882
4.500%, 01/30/30	1,200,000	1,087,575
		4,722,499
Ecuador — 1.9%
Ecuador Government International Bond
6.000%, 07/31/30(A)	400,000	243,519
3.500%, 07/31/35(A)	3,200,000	1,525,409
2.500%, 07/31/40(A)	2,000,000	870,000
		2,638,928
Egypt — 3.3%
Egypt Government International Bond
8.875%, 05/29/50	1,000,000	796,932
8.700%, 03/01/49	1,000,000	786,890
7.903%, 02/21/48	400,000	299,624
7.625%, 05/29/32	1,200,000	1,020,451
5.800%, 09/30/27	400,000	355,240
Egypt Government International Bond MTN 5.875%, 02/16/31	1,400,000	1,127,882
		4,387,019

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	$200,000	$136,500
Ghana — 0.6%
Ghana Government International Bond
8.950%, 03/26/51	400,000	169,527
8.627%, 06/16/49	600,000	250,500
8.125%, 03/26/32	1,000,000	425,000
		845,027
Hungary — 3.9%
Hungary Government International Bond
6.750%, 09/25/52	600,000	635,731
6.250%, 09/22/32	1,500,000	1,545,231
6.125%, 05/22/28	1,200,000	1,224,000
5.500%, 06/16/34	500,000	485,258
3.125%, 09/21/51	1,000,000	620,436
2.125%, 09/22/31	800,000	624,166
		5,134,822
India — 0.6%
Export-Import Bank of India 3.875%, 02/01/28	800,000	759,462
Indonesia — 0.9%
Indonesia Government International Bond
5.650%, 01/11/53	400,000	410,476
4.550%, 01/11/28	800,000	786,051
		1,196,527
Ivory Coast — 0.9%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,400,000	1,225,860
Jordan — 0.3%
Jordan Government International Bond 5.750%, 01/31/27	400,000	385,029
Kenya — 0.4%
Republic of Kenya Government International Bond 8.250%, 02/28/48	600,000	488,376
Kuwait — 0.1%
Kuwait International Government Bond 3.500%, 03/20/27	200,000	193,518

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Mexico — 2.7%
Mexico Government International Bond
6.400%, 05/07/54	$500,000	$491,887
6.350%, 02/09/35	1,000,000	1,022,860
4.750%, 04/27/32	1,000,000	940,374
4.400%, 02/12/52	800,000	601,082
4.150%, 03/28/27	200,000	194,750
2.659%, 05/24/31	400,000	330,556
		3,581,509
Morocco — 1.2%
Morocco Government International Bond
6.500%, 09/08/33	200,000	204,750
4.000%, 12/15/50	200,000	134,400
2.375%, 12/15/27	1,400,000	1,242,500
		1,581,650
Nigeria — 1.4%
Nigeria Government International Bond
9.248%, 01/21/49	600,000	542,388
7.696%, 02/23/38	700,000	563,171
7.143%, 02/23/30	200,000	176,250
Nigeria Government International Bond MTN 7.625%, 11/28/47	800,000	615,240
		1,897,049
Oman — 3.7%
Oman Government International Bond
6.250%, 01/25/31	1,200,000	1,227,000
5.625%, 01/17/28	1,300,000	1,300,000
5.375%, 03/08/27	1,000,000	990,500
4.750%, 06/15/26	700,000	685,125
Oman Government International Bond MTN 6.000%, 08/01/29	800,000	809,798
		5,012,423
Pakistan — 0.2%
Pakistan Government International Bond MTN
8.875%, 04/08/51	200,000	132,840
7.375%, 04/08/31	200,000	141,064
		273,904

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Panama — 1.8%
Panama Government International Bond
7.500%, 03/01/31	$500,000	$512,584
6.400%, 02/14/35	300,000	276,838
4.500%, 04/01/56	200,000	125,828
3.875%, 03/17/28	800,000	724,024
3.870%, 07/23/60	800,000	445,202
3.750%, 03/16/25	400,000	389,552
		2,474,028
Paraguay — 0.6%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	309,787
4.950%, 04/28/31	600,000	574,926
		884,713
Peru — 2.9%
Peruvian Government International Bond
8.750%, 11/21/33	1,700,000	2,079,703
5.625%, 11/18/50	600,000	593,134
3.550%, 03/10/51	800,000	573,165
3.000%, 01/15/34	400,000	324,756
2.783%, 01/23/31	500,000	424,957
2.392%, 01/23/26	200,000	189,141
		4,184,856
Philippines — 1.4%
Philippine Government International Bond
6.375%, 10/23/34	800,000	878,327
5.950%, 10/13/47	200,000	212,049
5.500%, 01/17/48	400,000	402,886
3.700%, 02/02/42	400,000	321,888
		1,815,150
Poland — 2.2%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,000,000	988,800
Republic of Poland Government International Bond 5.500%, 04/04/53	2,100,000	2,089,500
		3,078,300

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 1.7%
Qatar Government International Bond
4.817%, 03/14/49	$600,000	$553,620
4.625%, 06/02/46	200,000	182,056
4.400%, 04/16/50	1,000,000	870,400
3.750%, 04/16/30	400,000	381,749
3.400%, 04/16/25	400,000	391,956
		2,379,781
Romania — 2.3%
Romanian Government International Bond
5.250%, 11/25/27	600,000	587,976
4.000%, 02/14/51	800,000	551,901
3.625%, 03/27/32	200,000	168,758
3.000%, 02/14/31	600,000	498,000
3.000%, 02/27/27	1,400,000	1,298,209
		3,104,844
Saudi Arabia — 2.2%
Saudi Government International Bond 4.375%, 04/16/29	700,000	678,902
Saudi Government International Bond MTN
4.500%, 04/17/30	600,000	581,228
3.750%, 01/21/55	1,700,000	1,198,500
2.250%, 02/02/33	600,000	476,280
		2,934,910
Senegal — 0.4%
Senegal Government International Bond 6.750%, 03/13/48	800,000	576,480
Serbia — 0.5%
Serbia International Bond 6.500%, 09/26/33	700,000	708,879
South Africa — 3.7%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	867,620
5.875%, 09/16/25	600,000	598,500
5.875%, 04/20/32	800,000	721,120
4.850%, 09/27/27	400,000	380,600
4.850%, 09/30/29	1,800,000	1,615,226
4.300%, 10/12/28	1,000,000	900,000
		5,083,066

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.550%, 03/28/30	$600,000	$318,524
6.750%, 04/18/28	600,000	320,507
		639,031
Turkey — 2.8%
Turkiye Government International Bond
6.625%, 02/17/45	400,000	338,026
6.125%, 10/24/28	600,000	581,250
5.750%, 05/11/47	600,000	448,108
5.250%, 03/13/30	1,000,000	896,620
4.750%, 01/26/26	600,000	582,840
4.250%, 04/14/26	1,000,000	957,500
		3,804,344
Ukraine — 0.5%
Ukraine Government International Bond
7.750%, 09/01/28	400,000	112,470
7.375%, 09/25/34	1,000,000	257,016
7.253%, 03/15/35	1,200,000	306,600
		676,086
United Arab Emirates — 3.0%
Abu Dhabi Government International Bond
3.125%, 09/30/49	800,000	552,040
2.125%, 09/30/24	1,000,000	979,920
Abu Dhabi Government International Bond MTN
3.125%, 10/11/27	800,000	757,178
2.500%, 04/16/25	1,200,000	1,162,747
Finance Department Government of Sharjah 6.500%, 11/23/32	400,000	410,539
Finance Department Government of Sharjah MTN 4.375%, 03/10/51	200,000	135,610
		3,998,034

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Uruguay — 0.4%
Uruguay Government International Bond
5.100%, 06/18/50	$200,000	$190,966
4.375%, 01/23/31	400,000	389,167
		580,133
TOTAL SOVEREIGN DEBT (Cost $92,284,965)		87,107,385

CORPORATE OBLIGATIONS — 27.2%
Azerbaijan — 0.4%
Energy — 0.4%
Southern Gas Corridor CJSC 6.875%, 03/24/26	600,000	606,000
Brazil — 1.8%
Energy — 0.2%
Raizen Fuels Finance 6.450%, 03/05/34	200,000	200,760
Industrials — 0.6%
Rumo Luxembourg Sarl 4.200%, 01/18/32	200,000	166,664
Sitios Latinoamerica 5.375%, 04/04/32	800,000	737,620
		904,284
Materials — 1.0%
GUSAP III 7.250%, 04/16/44	600,000	650,335
Vale Overseas 3.750%, 07/08/30	700,000	629,795
		1,280,130
		2,385,174
Chile — 3.4%
Consumer Staples — 0.8%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,200,000	1,027,200
Energy — 0.7%
Empresa Nacional del Petroleo 3.750%, 08/05/26	1,000,000	947,477

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 1.9%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	$1,100,000	$1,085,508
3.625%, 08/01/27	1,000,000	938,913
3.000%, 09/30/29	600,000	524,591
		2,549,012
		4,523,689
China — 0.5%
Communication Services — 0.5%
Prosus
4.987%, 01/19/52	500,000	366,685
3.832%, 02/08/51	500,000	308,321
		675,006
Colombia — 0.6%
Energy — 0.6%
Ecopetrol 5.875%, 05/28/45	1,100,000	814,782
Indonesia — 1.7%
Energy — 0.2%
Pertamina Persero MTN 6.450%, 05/30/44	200,000	207,517
Materials — 1.2%
Freeport Indonesia 6.200%, 04/14/52	200,000	191,234
Freeport Indonesia MTN 5.315%, 04/14/32	450,000	435,884
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,000,000	1,030,061
		1,657,179
Utilities — 0.3%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	400,000	382,500
		2,247,196
Israel — 1.0%
Materials — 1.0%
ICL Group 6.375%, 05/31/38(B)	1,400,000	1,319,444

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 1.2%
Energy — 1.2%
KazMunayGas National JSC 6.375%, 10/24/48	$1,000,000	$908,750
Tengizchevroil Finance International
4.000%, 08/15/26	200,000	187,300
3.250%, 08/15/30	600,000	489,559
		1,585,609
Malaysia — 1.6%
Energy — 1.6%
Petronas Capital MTN
4.550%, 04/21/50	1,400,000	1,223,940
3.500%, 03/18/25	600,000	587,412
3.500%, 04/21/30	500,000	456,669
		2,268,021
Mexico — 4.7%
Consumer Staples — 0.9%
Becle 2.500%, 10/14/31	500,000	391,365
Bimbo Bakeries USA 6.050%, 01/15/29	800,000	823,608
		1,214,973
Energy — 2.8%
Petroleos Mexicanos
10.000%, 02/07/33	200,000	194,241
7.690%, 01/23/50	1,100,000	757,183
6.840%, 01/23/30	1,300,000	1,112,384
6.500%, 01/23/29	1,000,000	872,742
5.950%, 01/28/31	1,200,000	931,514
		3,868,064
Financials — 0.5%
Banco Nacional de Comercio Exterior SNC 2.720%, H15T5Y + 2.000%, 08/11/31(C)	800,000	697,753
Materials — 0.5%
Orbia Advance 2.875%, 05/11/31	800,000	648,209
		6,428,999
Morocco — 0.3%
Materials — 0.3%
OCP 5.125%, 06/23/51	600,000	441,816

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Peru — 0.3%
Energy — 0.3%
Transportadora de Gas del Peru 4.250%, 04/30/28	$400,000	$389,773
Saudi Arabia — 2.0%
Energy — 1.4%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	600,000	461,887
3.545%, 08/31/36	400,000	339,600
Saudi Arabian Oil MTN
3.500%, 04/16/29	800,000	741,707
2.875%, 04/16/24	400,000	398,000
		1,941,194
Utilities — 0.6%
Acwa Power Management And Investments One 5.950%, 12/15/39	792,720	765,415
		2,706,609
South Africa — 1.5%
Materials — 0.2%
Sasol Financing USA 5.500%, 03/18/31	400,000	333,010
Utilities — 1.3%
Eskom Holdings SOC MTN 6.350%, 08/10/28	1,800,000	1,719,000
		2,052,010
South Korea — 0.1%
Information Technology — 0.1%
SK Hynix 2.375%, 01/19/31	200,000	164,516
Thailand — 1.2%
Energy — 0.3%
Thaioil Treasury Center MTN 5.375%, 11/20/48	400,000	367,505
Materials — 0.9%
GC Treasury Center MTN
5.200%, 03/30/52	600,000	517,326
2.980%, 03/18/31	800,000	665,792
		1,183,118
		1,550,623

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
United Arab Emirates — 1.5%
Energy — 0.3%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	$400,000	$355,200
Industrials — 1.2%
DP World Crescent 5.500%, 09/13/33	700,000	703,324
DP World Crescent MTN 4.848%, 09/26/28	200,000	196,334
DP World MTN 4.700%, 09/30/49	1,000,000	811,300
		1,710,958
		2,066,158
United Kingdom — 0.4%
Consumer Staples — 0.4%
CK Hutchison International 23 4.750%, 04/21/28	500,000	495,383
United States — 3.0%
Financials — 2.1%
Bank of America MTN 4.948%, SOFRRATE + 2.040%, 07/22/28(C)	800,000	792,055
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(C)	1,000,000	976,293
1.578%, SOFRRATE + 0.885%, 04/22/27(C)	1,200,000	1,109,689
		2,878,037
Materials — 0.9%
GCC 3.614%, 04/20/32	1,500,000	1,271,729
		4,149,766
TOTAL CORPORATE OBLIGATIONS (Cost $39,388,513)		36,870,574

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bond 4.125%, 08/15/53	1,000,000	957,344
U.S. Treasury Notes
3.000%, 07/31/24	1,000,000	990,625
2.500%, 04/30/24	1,200,000	1,194,375

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.375%, 11/30/25	$1,600,000	$1,484,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,598,639)		4,626,719

	Shares
EXCHANGE TRADED FUND — 0.9%
Global X 1-3 Month T-Bill ETF (D)	50,000	1,256,500

TOTAL EXCHANGE TRADED FUND (Cost $1,256,772)		1,256,500
TOTAL INVESTMENTS — 95.8% (Cost $137,528,889)		$129,861,178

Percentages are based on Net Assets of $135,502,558.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $1,867,444, representing 1.4% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$87,107,385	$—	$87,107,385
Corporate Obligations	—	36,870,574	—	36,870,574
U.S. Treasury Obligations	—	4,626,719	—	4,626,719
Exchange Traded Fund	1,256,500	—	—	1,256,500
Total Investments in Securities	$1,256,500	$128,604,678	$—	$129,861,178

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended February, 29, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/29/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,256,500	$—	$—	$—	$—	$1,256,500	$16,740	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	February 29, 2024 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 90.5%
BRAZIL — 88.3%
Consumer Discretionary — 8.8%
Lojas Renner	24,300	$77,273
MercadoLibre *	51	81,360
Vibra Energia	11,900	61,935
Vivara Participacoes	13,500	88,847
		309,415
Consumer Staples — 5.5%
AMBEV ADR	25,534	63,579
Raia Drogasil	24,000	128,679
		192,258
Energy — 18.7%
3R PETROLEUM OLEO E GAS *	24,400	137,257
Petroleo Brasileiro ADR	19,968	329,871
PRIO	21,100	185,620
		652,748
Financials — 25.3%
B3 - Brasil Bolsa Balcao	49,800	128,593
Banco Bradesco ADR	66,948	186,115
Banco BTG Pactual	18,100	132,563
Banco do Brasil	8,200	95,489
Itau Unibanco Holding ADR	37,375	254,898
NU Holdings, Cl A *	8,034	89,017
		886,675
Health Care — 2.7%
Hapvida Participacoes e Investimentos *	56,100	41,437
Hypera	8,100	53,602
		95,039
Industrials — 10.3%
Localiza Rent a Car	13,600	145,070
Rumo	14,400	65,846
Vamos Locacao de Caminhoes Maquinas e Equipamentos	39,600	69,578

Schedules of Investments	February 29, 2024 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WEG	10,600	$78,274
		358,768
Materials — 10.9%
Suzano ADR	8,319	94,420
Vale ADR, Cl B	21,514	288,503
		382,923
Utilities — 6.1%
Centrais Eletricas Brasileiras ADR	16,306	142,677
Equatorial Energia	10,400	71,543
		214,220
TOTAL BRAZIL		3,092,046
UNITED STATES — 2.2%
Consumer Staples — 2.2%
JBS	16,900	78,435

TOTAL COMMON STOCK (Cost $3,012,691)		3,170,481

PREFERRED STOCK — 7.1%
BRAZIL—7.1%
Financials — 3.4%
Itausa (A)	57,465	119,125
Materials — 3.7%
Bradespar (A)	30,000	128,002
TOTAL BRAZIL		247,127
TOTAL PREFERRED STOCK (Cost $234,344)		247,127

Schedules of Investments	February 29, 2024 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
EXCHANGE TRADED FUND — 1.1%
Global X 1-3 Month T-Bill ETF (B)	1,552	$39,002

TOTAL EXCHANGE TRADED FUND (Cost $38,955)		39,002
TOTAL INVESTMENTS — 98.7% (Cost $3,285,990)		$3,456,610

Percentages are based on Net Assets of $3,501,126.

*	Non-income producing security.
(A)	There is currently no stated interest rate.
(B)	Affiliated investment.

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/29/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$82,527	$4,218	$(47,532)	$(20)	$(191)	$39,002	$861	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	February 29, 2024 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 96.8%
INDIA — 96.8%
Communication Services — 3.3%
Bharti Airtel	26,445	$358,277

Consumer Discretionary — 11.3%
FSN E-Commerce Ventures *	149,530	282,951
Maruti Suzuki India	1,619	220,413
Samvardhana Motherson International	162,248	233,247
Tata Motors	24,714	283,217
Titan	4,999	218,514
		1,238,342
Consumer Staples — 10.5%
Hindustan Unilever	16,944	492,955
Nestle India	11,956	374,356
United Spirits	19,594	275,503
		1,142,814
Energy — 9.9%
Bharat Petroleum	28,562	208,007
Reliance Industries GDR	12,223	870,278
		1,078,285
Financials — 27.1%
Axis Bank	30,135	390,733
Federal Bank	120,479	218,534
HDFC Bank	41,330	699,532
ICICI Bank ADR	32,476	831,711
LIC Housing Finance	31,294	244,547
SBI Life Insurance	18,075	338,442
Shriram Finance	8,361	245,900
		2,969,399
Health Care — 5.3%
Apollo Hospitals Enterprise	4,338	319,223
Sun Pharmaceutical Industries	13,785	262,337
		581,560

Schedules of Investments	February 29, 2024 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.7%
Larsen & Toubro	14,875	$623,865

Information Technology — 13.3%
Infosys ADR	36,596	730,456
LTIMindtree	3,276	209,436
Tata Consultancy Services	10,508	518,973
		1,458,865
Materials — 5.9%
Asian Paints	6,080	206,921
Tata Steel	131,834	223,947
UltraTech Cement	1,796	214,273
		645,141
Real Estate — 2.1%
Prestige Estates Projects	16,550	232,882

Utilities — 2.4%
NTPC	64,750	262,073

TOTAL INDIA		10,591,503
TOTAL COMMON STOCK (Cost $9,626,231)		10,591,503

EXCHANGE TRADED FUND — 2.5%
Global X 1-3 Month T-Bill ETF (A)	10,806	271,555

TOTAL EXCHANGE TRADED FUND (Cost $271,095)		271,555
TOTAL INVESTMENTS — 99.3% (Cost $9,897,326)		$10,863,058

Percentages are based on Net Assets of $10,940,320.

*	Non-income producing security.
(A)	Affiliated investment.

Schedules of Investments	February 29, 2024 (Unaudited)
Global X India Active ETF

As of February 29, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/29/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$257,934	$148,121	$(134,190)	$(235)	$(75)	$271,555	$3,957	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

	Shares	Value
COMMON STOCK — 97.5%
BRAZIL — 5.7%
Consumer Discretionary — 1.5%
MercadoLibre *	92	$146,768
Vivara Participacoes	36,700	241,532
		388,300
Energy — 0.8%
3R PETROLEUM OLEO E GAS *	35,500	199,697

Financials — 1.7%
Itau Unibanco Holding ADR	42,485	289,748
NU Holdings, Cl A *	13,378	148,228
		437,976
Industrials — 1.0%
Localiza Rent a Car	23,400	249,605

Utilities — 0.7%
Centrais Eletricas Brasileiras ADR	20,700	181,125

TOTAL BRAZIL		1,456,703
CHILE — 0.7%
Materials — 0.7%
Antofagasta	7,300	167,829

CHINA — 15.6%
Communication Services — 4.4%
Baidu ADR *	2,500	253,325
Tencent Holdings	24,600	871,030
		1,124,355
Consumer Discretionary — 8.8%
Alibaba Group Holding ADR	7,548	558,779
ANTA Sports Products	9,000	88,232
BYD, Cl H	3,700	91,356
PDD Holdings ADR *	7,036	876,263
Trip.com Group ADR *	14,748	655,844
		2,270,474

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

	Shares	Value
COMMON STOCK — continued
Health Care — 0.7%
Innovent Biologics *	35,000	$189,333

Information Technology — 1.7%
Kingdee International Software Group *	84,200	90,989
Lenovo Group	215,000	238,102
Xiaomi, Cl B *	70,000	118,204
		447,295
TOTAL CHINA		4,031,457
COLOMBIA — 0.4%
Energy — 0.4%
Frontera Energy *	19,492	113,243

GREECE — 1.1%
Financials — 0.6%
Alpha Services and Holdings *	88,657	166,648

Industrials — 0.5%
Mytilineos	3,294	128,325

TOTAL GREECE		294,973
HONG KONG — 1.5%
Financials — 0.5%
Prudential	12,950	129,024

Real Estate — 1.0%
Swire Pacific, Cl A	31,877	264,257

TOTAL HONG KONG		393,281
INDIA — 21.8%
Consumer Discretionary — 6.7%
Eicher Motors	6,000	274,426
Lemon Tree Hotels *	327,873	551,225
Tata Motors	20,830	238,707
TVS Motor	10,000	257,995
Zomato *	206,698	412,443
		1,734,796

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

	Shares	Value
COMMON STOCK — continued
Energy — 2.7%
Reliance Industries GDR	9,563	$680,885

Financials — 6.0%
HDFC Bank ADR	10,274	549,659
ICICI Bank ADR	39,074	1,000,685
		1,550,344
Health Care — 1.9%
Apollo Hospitals Enterprise	6,648	489,210

Industrials — 2.4%
Larsen & Toubro	8,000	335,524
Siemens	5,000	282,167
		617,691
Materials — 2.1%
Dalmia Bharat	14,772	360,748
Hindalco Industries	30,000	182,298
		543,046
TOTAL INDIA		5,615,972
INDONESIA — 3.5%
Financials — 3.5%
Bank Mandiri Persero	500,000	222,717
Bank Rakyat Indonesia Persero	1,737,000	677,005

TOTAL INDONESIA		899,722
MACAO — 1.2%
Consumer Discretionary — 1.2%
Sands China *	106,200	302,506

MEXICO — 3.0%
Consumer Staples — 1.2%
Wal-Mart de Mexico	77,900	311,527

Financials — 1.1%
Grupo Financiero Banorte, Cl O	27,900	288,081

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.7%
Inmobiliaria Vesta	46,400	$162,447

TOTAL MEXICO		762,055
PHILIPPINES — 0.7%
Financials — 0.4%
BDO Unibank	40,000	108,868

Real Estate — 0.3%
SM Prime Holdings	150,000	84,319

TOTAL PHILIPPINES		193,187
POLAND — 0.6%
Financials — 0.6%
Bank Polska Kasa Opieki	3,300	143,158

SAUDI ARABIA — 4.2%
Consumer Discretionary — 0.7%
Jahez International *	19,180	182,579

Consumer Staples — 0.6%
Nahdi Medical	3,793	143,617

Financials — 2.0%
Al Rajhi Bank	13,397	317,930
Saudi National Bank	18,090	204,280
		522,210
Industrials — 0.9%
United International Transportation	9,918	234,046

TOTAL SAUDI ARABIA		1,082,452
SINGAPORE — 0.7%
Industrials — 0.7%
Grab Holdings, Cl A *	56,436	173,259

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 2.7%
Consumer Discretionary — 0.6%
Naspers, Cl N	870	$143,088

Consumer Staples — 0.5%
Clicks Group	7,906	123,673

Financials — 1.2%
Capitec Bank Holdings	1,037	109,073
FirstRand	59,341	200,384
		309,457
Materials — 0.4%
Gold Fields ADR	8,500	110,840

TOTAL SOUTH AFRICA		687,058
SOUTH KOREA — 11.3%
Consumer Discretionary — 2.0%
Hyundai Motor	2,781	523,160

Information Technology — 9.3%
Samsung Electronics GDR	1,238	1,683,680
SK Hynix	6,000	703,815
		2,387,495
TOTAL SOUTH KOREA		2,910,655
TAIWAN — 14.4%
Information Technology — 14.4%
Alchip Technologies	2,000	261,947
ASPEED Technology	1,000	86,525
Global Unichip	1,500	75,452
MediaTek	17,500	631,139
Quanta Computer	60,000	440,374
Taiwan Semiconductor Manufacturing ADR	17,293	2,225,090

TOTAL TAIWAN		3,720,527

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

	Shares	Value
COMMON STOCK — continued
THAILAND — 1.1%
Health Care — 1.1%
Bangkok Dusit Medical Services NVDR	354,812	$281,950

TURKEY — 0.5%
Industrials — 0.5%
KOC Holding	24,233	130,558

UNITED ARAB EMIRATES — 1.9%
Consumer Discretionary — 0.6%
Americana Restaurants International	160,900	150,161

Energy — 0.4%
ADNOC Drilling PJSC	109,900	110,113

Industrials — 0.9%
Salik PJSC	243,782	231,642

TOTAL UNITED ARAB EMIRATES		491,916
UNITED KINGDOM — 1.0%
Financials — 1.0%
Standard Chartered	31,700	258,741

UNITED STATES — 2.2%
Consumer Discretionary — 2.2%
Samsonite International *	162,400	567,346

VIETNAM — 1.7%
Consumer Discretionary — 1.7%
Phu Nhuan Jewelry JSC	122,200	448,149

TOTAL COMMON STOCK (Cost $21,886,432)		25,126,697
TOTAL INVESTMENTS — 97.5% (Cost $21,886,432)		$25,126,697

Percentages are based on Net Assets of $25,781,829.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF (formerly, Global X Emerging Markets ETF)

*     Non-income producing security.

As of February 29, 2024, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 98.0%
BRAZIL — 6.9%
Consumer Discretionary — 1.8%
MercadoLibre *	697	$1,111,924
Vivara Participacoes	275,000	1,809,848
		2,921,772
Consumer Staples — 0.9%
Raia Drogasil	289,316	1,551,202

Financials — 2.1%
Itau Unibanco Holding ADR	294,460	2,008,217
NU Holdings, Cl A *	128,878	1,427,968
		3,436,185
Health Care — 0.9%
Hypera	227,700	1,506,803
Industrials — 1.2%
Localiza Rent a Car	189,000	2,016,040

TOTAL BRAZIL		11,432,002
CHILE — 0.7%
Materials — 0.7%
Antofagasta	51,000	1,172,507

CHINA — 18.8%
Communication Services — 6.2%
Baidu ADR *	6,348	643,243
NetEase	156,700	3,526,791
Tencent Holdings	154,200	5,459,871
Tencent Music Entertainment Group ADR *	68,816	720,504
		10,350,409
Consumer Discretionary — 8.7%
Alibaba Group Holding	257,300	2,395,919
ANTA Sports Products	64,800	635,270
New Oriental Education & Technology Group ADR *	6,720	628,522
PDD Holdings ADR *	33,627	4,187,906

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TAL Education Group ADR *	108,677	$1,600,812
Trip.com Group ADR *	92,700	4,122,369
Yum China Holdings	18,888	810,106
		14,380,904
Consumer Staples — 3.5%
Eastroc Beverage Group, Cl A	102,218	2,539,118
Nongfu Spring, Cl H	306,300	1,737,140
Proya Cosmetics, Cl A	98,500	1,450,312
		5,726,570
Information Technology — 0.4%
Xiaomi, Cl B *	428,600	723,750

TOTAL CHINA		31,181,633
COLOMBIA — 0.5%
Energy — 0.5%
Frontera Energy *	143,269	832,351

GREECE — 1.4%
Financials — 0.8%
Alpha Services and Holdings *	643,686	1,209,928

Industrials — 0.6%
Mytilineos	26,789	1,043,626

TOTAL GREECE		2,253,554
INDIA — 19.7%
Consumer Discretionary — 8.8%
Eicher Motors	55,185	2,524,036
Mahindra & Mahindra	35,170	819,652
Tata Motors	115,591	1,324,645
Titan	141,125	6,168,796
TVS Motor	75,040	1,935,997
Zomato *	907,734	1,811,281
		14,584,407

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.9%
Britannia Industries	6,311	$377,916
Godrej Consumer Products	41,713	632,716
Nestle India	14,333	448,782
		1,459,414
Financials — 6.2%
HDFC Bank ADR	84,501	4,520,803
ICICI Bank ADR	223,357	5,720,173
		10,240,976
Health Care — 2.1%
Apollo Hospitals Enterprise	47,857	3,521,677

Real Estate — 1.7%
Godrej Properties *	76,612	2,215,722
Prestige Estates Projects	45,397	638,801
		2,854,523
TOTAL INDIA		32,660,997
INDONESIA — 6.0%
Financials — 6.0%
Bank Central Asia	7,529,000	4,731,077
Bank Rakyat Indonesia Persero	13,166,200	5,131,592

TOTAL INDONESIA		9,862,669
MACAO — 0.7%
Consumer Discretionary — 0.7%
Galaxy Entertainment Group	217,800	1,189,320

MEXICO — 3.3%
Consumer Staples — 2.1%
Fomento Economico Mexicano ADR	10,358	1,286,878
Wal-Mart de Mexico	539,100	2,155,895
		3,442,773

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
Grupo Financiero Banorte, Cl O	201,843	$2,084,128

TOTAL MEXICO		5,526,901
PHILIPPINES — 1.3%
Real Estate — 1.3%
Ayala Land	1,359,300	846,314
SM Prime Holdings	2,245,900	1,262,482

TOTAL PHILIPPINES		2,108,796
POLAND — 0.6%
Financials — 0.6%
Bank Polska Kasa Opieki	24,424	1,059,543

SAUDI ARABIA — 4.6%
Communication Services — 1.0%
Saudi Telecom	147,419	1,668,650

Consumer Discretionary — 0.8%
Jahez International *	139,027	1,323,431

Consumer Staples — 0.7%
Nahdi Medical	27,798	1,052,533

Financials — 2.1%
Al Rajhi Bank	91,003	2,159,632
Saudi National Bank	118,718	1,340,615
		3,500,247
TOTAL SAUDI ARABIA		7,544,861
SINGAPORE — 0.5%
Industrials — 0.5%
Grab Holdings, Cl A *	263,120	807,778

SOUTH AFRICA — 3.1%
Consumer Discretionary — 0.7%
Naspers, Cl N	6,950	1,143,062

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.6%
Clicks Group	58,403	$913,594

Financials — 1.3%
Capitec Bank Holdings	7,389	777,184
FirstRand	432,061	1,458,991
		2,236,175
Materials — 0.5%
Gold Fields ADR	66,187	863,078

TOTAL SOUTH AFRICA		5,155,909
SOUTH KOREA — 11.0%
Communication Services — 1.7%
HYBE	4,098	612,730
NAVER	14,623	2,141,398
		2,754,128
Consumer Discretionary — 1.9%
Kia Motors *	26,728	2,498,975
LG Electronics	7,801	555,959
		3,054,934
Information Technology — 7.4%
Samsung Electronics	142,781	7,870,326
SK Hynix	37,797	4,433,682
		12,304,008
TOTAL SOUTH KOREA		18,113,070
TAIWAN — 15.1%
Information Technology — 15.1%
Alchip Technologies	25,000	3,274,332
MediaTek	154,000	5,554,026
Quanta Computer	330,000	2,422,057
Taiwan Semiconductor Manufacturing ADR	92,222	11,866,205
Unimicron Technology	320,000	1,817,175

TOTAL TAIWAN		24,933,795

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 1.1%
Health Care — 1.1%
Bangkok Dusit Medical Services NVDR	2,218,300	$1,762,765

TURKEY — 0.6%
Industrials — 0.6%
KOC Holding	178,343	960,844

UNITED ARAB EMIRATES — 2.1%
Consumer Discretionary — 0.6%
Americana Restaurants International	1,118,329	1,043,690

Energy — 0.5%
ADNOC Drilling PJSC	808,258	809,820

Industrials — 1.0%
Salik PJSC	1,764,206	1,676,354

TOTAL UNITED ARAB EMIRATES		3,529,864
TOTAL COMMON STOCK (Cost $149,243,472)		162,089,159
TOTAL INVESTMENTS — 98.0% (Cost $149,243,472)		$162,089,159

Percentages are based on Net Assets of $165,441,333.

*	Non-income producing security.

As of February 29, 2024, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-0800

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Interest Rate Hedge ETF

	Shares	Value
EXCHANGE TRADED FUND — 83.2%
Global X 1-3 Month T-Bill ETF (A)	64,500	$1,620,885

TOTAL EXCHANGE TRADED FUND (Cost $1,617,331)		1,620,885

PURCHASED SWAPTIONS — 7.9%
TOTAL PURCHASED SWAPTIONS (Cost $343,500)		153,913

TOTAL INVESTMENTS — 91.1% (Cost $1,960,831)		$1,774,798

Percentages are based on Net Assets of $1,947,137.

(A)	Affiliated investment.

A list of the open OTC interest rate swaptions purchased by the Fund at February 29, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaptions
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	4.600%	04/02/24	$2,333
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	3.900%	06/13/24	151,580

Total Purchased Swaptions					$153,913

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,620,885	$—	$—	$1,620,885
Purchased Swaptions	—	153,913	—	153,913
Total Investments in Securities	$1,620,885	$153,913	$—	$1,774,798

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Interest Rate Hedge ETF

The following is a summary of the transactions with affiliates for the period ended February 29, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/29/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF

$2,362,220	$—	$(738,055)	$57	$(3,337)	$1,620,885	$27,449	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 93.3%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$46,648	$51,056
3.375%, 04/15/32	259,223	286,517
2.500%, 01/15/29	150,016	154,154
2.125%, 02/15/40	14,192	14,364
2.125%, 02/15/41	14,007	14,188
1.750%, 01/15/28	219,632	217,886
1.750%, 01/15/34	34,927	34,413
1.625%, 10/15/27	20,710	20,527
1.500%, 02/15/53	41,277	36,009
1.375%, 07/15/33	50,500	48,341
1.250%, 04/15/28	51,133	49,662
1.125%, 01/15/33	92,680	86,695
1.000%, 02/15/48	111,953	88,040
1.000%, 02/15/49	12,190	9,554
0.875%, 01/15/29	394,817	375,937
0.875%, 02/15/47	114,367	88,143
0.750%, 02/15/45	13,026	9,975
0.750%, 02/15/42	203,628	162,572
0.625%, 07/15/32	79,181	71,593
0.625%, 02/15/43	13,342	10,225
0.375%, 07/15/25	129,350	126,534
0.375%, 01/15/27	38,096	36,347
0.250%, 02/15/50	23,852	14,998
0.125%, 04/15/27	380,247	358,388
0.125%, 04/15/26	204,692	196,135
0.125%, 01/15/32	221,316	192,657
0.125%, 01/15/30	178,838	161,219
0.125%, 07/15/30	41,874	37,577
0.125%, 04/15/25	59,378	57,906
0.125%, 01/15/31	58,918	52,208
0.125%, 02/15/52	71,625	42,095
0.125%, 07/15/31	22,890	20,187
0.125%, 02/15/51	11,782	7,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,324,038)		3,133,133

Schedule of Investments	February 29, 2024 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

Value
PURCHASED OPTIONS — 6.1% (Cost $336,000)	$205,754

TOTAL INVESTMENTS — 99.4% (Cost $3,660,038)	$3,338,887

Percentages are based on Net Assets of $3,358,787.

A list of the OTC interest rate options purchased by the Fund at February 29, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	20,000,000	0.000%	06/30/25	$77,592
U.S. 2Yr/10Yr SOFR Spread Swap	Bank of America	18,000,000	0.200%	02/13/26	69,563
U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	12,000,000	0.000%	02/27/25	36,630
U.S. 2Yr/10Yr SOFR Spread Swap	UBS	20,000,000	0.345%	07/05/24	4,346
U.S. 2Yr/10Yr SOFR Spread Swap	Bank of America	10,000,000	0.050%	11/07/24	17,623

Total Purchased Options					$205,754

As of February, 29, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 29, 2024 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange Traded Fund
OTC — Over The Counter
SOFR — Secured Overnight Financing Rate

GLX-QH-011-0400